UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Multi-Manager Total Return Bond Strategies Fund
Institutional Class / CTRZX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Multi-Manager Total Return Bond Strategies Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.48%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by exposure to non-benchmark sectors including collateralized loan obligations, high-yield bonds, non-agency mortgage-backed securities and emerging market bonds.
Security Selection
| Security selection within investment-grade corporates was a significant positive. The financials sector was particularly additive, led by banking and insurance. Within industrials, the consumer non-cyclical and technology sectors contributed positively.
Interest rate positioning
| The Fund’s positioning with respect to interest rates contributed positively to performance relative to the benchmark over the trailing year as the yield curve steepened. Positioning emphasized the front end of the yield curve where interest rates declined while de-emphasizing longer maturity bonds where interest rates rose.
Top Performance Detractors
Investment grade corporates

I

The Fund’s underweight positioning with respect to investment-grade corporate bonds detracted from relative performance as this was among the benchmark’s top performing sectors.
Government securities
| Positioning within the Treasury sector was a small detractor amidst a shifting interest rate environment that saw the yield curve steepen significantly, resulting in ongoing interest rate re-positioning using both Treasury bonds and derivatives. In addition, the Fund was underweight government-related securities including sovereign bonds, which also detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	3.36	(0.33)	1.98
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
(a)
The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund's performance prior to October 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current principal investment strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 13,557,367,603
Total number of portfolio holdings	3,965
Management services fees (represents 0.44% of Fund average net assets)	$ 57,639,253
Portfolio turnover for the reporting period	225%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represente
d
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund
's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	0.6%
Foreign Exchange Risk	0.8%
Interest Rate Risk	23.5%
Short
Credit Risk	0.3%
Interest Rate Risk	10.2%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Multi-Manager Total Return Bond Strategies Fund | Institutional Class

|

ASR101_08_(10/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Audit fees (a)	54,065	52,505	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	19,909	13,795	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Total Return Bond Strategies Fund
Annual Financial Statements and Additional Information
August 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Total Return Bond Strategies Fund | 2025

Portfolio of Investments
August 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 12.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AB BSL CLO Ltd.(a),(b)
Series 2025-6A Class A
3-month Term SOFR + 1.430% Floor 1.430% 07/20/2037	4.325%	11,800,000	11,823,919
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	2,070,000	2,070,917
Series 2024-A Class 1A
02/15/2029	5.610%	4,690,000	4,716,587
Series 2024-A Class A
02/15/2029	5.610%	1,235,000	1,242,001
Series 2024-X2 Class B
12/17/2029	5.330%	6,800,000	6,818,746
Series 2024-X2 Class C
12/17/2029	5.620%	6,300,000	6,328,661
Subordinated Series 2024-A Class 1B
02/15/2029	5.930%	500,000	503,845
Subordinated Series 2024-A Class 1C
02/15/2029	6.160%	500,000	504,301
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	5,300,000	5,342,706
Series 2025-2A Class A
07/15/2033	4.670%	2,035,000	2,047,422
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month Term SOFR + 1.612% Floor 1.350% 04/15/2034	5.929%	12,200,000	12,204,490
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month Term SOFR + 2.112% Floor 1.850% 07/20/2034	6.437%	1,000,000	1,002,437
Allegro CLO X Ltd.(a),(b)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	5.456%	5,112,479	5,108,205
American Credit Acceptance Receivables Trust(a)
Series 2025-2 Class C
03/12/2031	5.110%	2,280,000	2,295,359
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,935,735	1,947,461
Subordinated Series 2023-4 Class B
02/14/2028	6.630%	129,137	129,201
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Americredit Automobile Receivables Trust
Subordinated Series 2022-1 Class B
04/19/2027	2.770%	821,191	819,567
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	3,130,000	3,160,565
AmeriCredit Automobile Receivables Trust
Series 2023-2 Class B
07/18/2029	5.840%	4,505,000	4,593,869
Series 2024-1 Class A3
01/18/2029	5.430%	3,165,000	3,196,898
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	2,800,307	2,765,269
AMMC CLO Ltd.(a),(b)
Series 2022-25A Class A1R
3-month Term SOFR + 1.350% Floor 1.350% 04/15/2035	5.668%	8,670,000	8,682,511
Series 2023-26 Class A1R
3-month Term SOFR + 1.270% Floor 1.270% 04/15/2036	5.588%	2,200,000	2,201,791
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.876%	4,670,000	4,689,203
Series 2024-30A Class A1
3-month Term SOFR + 1.680% Floor 1.680% 01/15/2037	5.998%	5,250,000	5,264,081
Series 2025-31A Class B
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	6.026%	3,270,000	3,280,140
Anchorage Capital CLO Ltd.(a),(b)
Series 2016-8A Class AR2
3-month Term SOFR + 1.462% Floor 1.200% 10/27/2034	5.775%	11,500,000	11,502,081
Apidos CLO XVIII(a),(b)
Series 2018-R2 Class A1R2
3-month Term SOFR + 1.330% Floor 1.330% 01/22/2038	5.662%	19,000,000	19,053,618
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month Term SOFR + 2.312% Floor 2.050% 10/20/2030	6.637%	2,900,000	2,904,388
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apollo Aviation Securitization Equity Trust(a)
Series 2025-1 Class A
02/16/2050	5.943%	1,603,499	1,643,797
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2023-1A Class A2
03/05/2053	7.824%	2,750,000	2,798,024
Series 2025-1A Class A2
06/07/2055	6.720%	9,265,000	9,297,629
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	185,838	179,336
Series 2021-A Class A
07/17/2046	1.540%	817,790	758,846
Ares LXV CLO Ltd.(a),(b),(c)
Series 2025-65A Class A1R
3-month Term SOFR + 1.120% Floor 1.120% 07/25/2034	4.171%	8,000,000	8,000,000
Ares XXVII CLO Ltd.(a),(b)
Series 2024-2A Class AR3
3-month Term SOFR + 1.150% Floor 1.150% 10/28/2034	5.464%	12,110,000	12,110,073
Atlas Senior Loan Fund XXI Ltd.(a),(b)
Series 2023-21A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/20/2035	6.526%	7,500,000	7,517,827
Atlas Senior Loan Fund XXIII Ltd.(a),(b)
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2037	5.856%	25,000,000	25,091,025
AutoNation Finance Trust(a)
Series 2025-1A Class A3
11/13/2029	4.620%	1,600,000	1,614,212
Auxilior Term Funding LLC(a)
Series 2023-1A Class A2
12/15/2028	6.180%	430,664	432,629
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2023-3A Class A
02/22/2028	5.440%	8,020,000	8,126,104
Series 2024-1A Class A
06/20/2030	5.360%	5,325,000	5,493,255
Series 2025-2A Class A
08/20/2031	5.120%	670,000	686,701
Subordinated Series 2021-2A Class C
02/20/2028	2.350%	4,000,000	3,864,630
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital CLO Ltd.(a),(b)
Series 2024-1A Class A1
3-month Term SOFR + 1.550% Floor 1.550% 04/16/2037	5.868%	3,750,000	3,765,053
Bain Capital Credit CLO Ltd.(a),(b)
Series 2017-2A Class CR3
3-month Term SOFR + 2.200% Floor 2.200% 07/25/2037	6.519%	7,000,000	7,033,089
Series 2020-5A Class ARR
3-month Term SOFR + 1.150% Floor 1.150% 04/20/2034	5.376%	7,160,000	7,159,928
Series 2022-4A Class CR
3-month Term SOFR + 2.050% Floor 2.050% 10/16/2037	6.311%	3,250,000	3,261,170
Series 2024-4A Class C
3-month Term SOFR + 1.900% Floor 1.900% 10/23/2037	6.219%	8,050,000	8,068,748
Balboa Bay Loan Funding Ltd.(a),(b)
Series 2024-1A Class A1
3-month Term SOFR + 1.510% Floor 1.510% 07/20/2037	5.836%	14,000,000	14,044,562
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class A2R
3-month Term SOFR + 1.650% Floor 1.650% 04/15/2038	5.968%	5,210,000	5,214,236
Barings CLO Ltd.(a),(b)
Series 2025-3 Class A1
3-month Term SOFR + 1.320% Floor 1.320% 03/31/2038	5.600%	17,500,000	17,546,637
Benefit Street Partners CLO Ltd.(a),(b)
Series 2015-6BR Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.876%	5,100,000	5,111,291
BHG Securitization Trust(a)
Series 2024-1CON Class A
04/17/2035	5.810%	506,891	520,270
Series 2025-2CON Class A
09/17/2036	4.840%	2,345,000	2,361,627
Birch Grove CLO Ltd.(a),(b)
Series 2024-10 Class A
3-month Term SOFR + 1.390% Floor 1.390% 01/22/2038	5.722%	3,250,000	3,260,234
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-9A Class C
3-month Term SOFR + 2.000% Floor 2.000% 10/22/2037	6.332%	3,150,000	3,159,809
Series 2025-12 Class A1
3-month Term SOFR + 1.170% Floor 1.170% 04/22/2038	5.492%	6,000,000	6,003,630
BlueMountain CLO Ltd.(a),(b)
Series 2018-3A Class BR
3-month Term SOFR + 1.850% Floor 1.850% 10/25/2030	6.169%	8,500,000	8,529,019
Series 2024-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 11/15/2030	5.150%	3,023,894	3,025,276
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 04/19/2034	5.987%	3,600,000	3,601,937
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A1AR
3-month Term SOFR + 1.262% Floor 1.000% 10/20/2030	5.531%	2,795,803	2,799,377
BMW Vehicle Lease Trust
Series 2024-2 Class A3
10/25/2027	4.180%	2,665,000	2,667,786
Series 2025-1 Class A3
06/26/2028	4.430%	1,270,000	1,279,450
BOF URSA Funding(a)
Series 2024-SN1 Class A3
03/15/2028	5.660%	5,800,000	5,823,350
Bojangles Issuer LLC(a)
Series 2024-1A Class A2
11/20/2054	6.584%	700,000	718,322
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 Class A3
11/15/2027	6.510%	759,619	760,625
Series 2024-2 Class A3
06/15/2028	5.840%	4,761,714	4,782,677
Series 2024-3 Class B
10/16/2028	5.370%	1,185,000	1,193,302
Series 2025-2 Class A3
12/15/2028	4.780%	2,125,000	2,130,140
Series 2025-3 Class A3
01/15/2029	4.660%	1,110,000	1,112,720
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month Term SOFR + 1.232% Floor 0.970% 04/17/2031	5.554%	379,189	379,179
Series 2015-4A Class A1RR
3-month Term SOFR + 1.220% Floor 1.220% 07/20/2032	5.546%	5,379,633	5,379,741
Carlyle US CLO Ltd.(a),(b)
Series 2019-3A Class BRR
3-month Term SOFR + 2.600% Floor 2.600% 04/20/2037	6.926%	3,650,000	3,670,225
Series 2020-1A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 01/20/2038	6.076%	1,250,000	1,251,351
Series 2021-6A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	5.991%	13,750,000	13,818,489
Series 2021-7A Class A1R
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2038	5.518%	9,850,000	9,859,328
Series 2021-7A Class BR
3-month Term SOFR + 1.600% 04/15/2040	5.918%	7,500,000	7,489,597
Series 2024-8 Class B
3-month Term SOFR + 1.700% Floor 1.700% 01/25/2037	6.019%	17,250,000	17,320,621
Carmax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	2,568,837	2,580,764
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	3,095,261
CarMax Auto Owner Trust
Series 2024-4 Class A3
10/15/2029	4.600%	7,030,000	7,086,566
Series 2025-2 Class A3
03/15/2030	4.480%	2,115,000	2,136,651
CarMax Select Receivables Trust
Series 2025-A Class A3
09/17/2029	4.770%	3,495,000	3,513,163
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A3
12/10/2027	5.980%	1,532,086	1,537,617
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust
Series 2024-P2 Class A3
07/10/2029	5.330%	1,735,000	1,749,792
Series 2024-P4 Class A3
01/10/2030	4.640%	1,135,000	1,140,123
Series 2025-P2 Class A4
06/10/2031	4.750%	4,625,000	4,686,608
Castlelake Aircraft Structured Trust(a)
Series 2025-2A Class A
08/15/2050	5.465%	3,500,000	3,530,605
CBAM Ltd.(a),(b)
Series 2024-1A Class AR2
3-month Term SOFR + 1.390% Floor 1.390% 01/20/2038	5.716%	9,100,000	9,144,444
Chesapeake Funding II LLC(a)
Series 2023-1A Class A1
05/15/2035	5.650%	1,145,426	1,152,179
Series 2024-1A Class A1
05/15/2036	5.520%	1,091,353	1,102,843
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month Term SOFR + 2.162% Floor 1.900% 04/20/2034	6.487%	6,300,000	6,313,280
CIFC Funding Ltd.(a),(b)
Series 2016-1A Class BR3
3-month Term SOFR + 1.450% Floor 1.450% 10/21/2031	5.776%	8,500,000	8,470,539
Series 2018-2A Class A1R
3-month Term SOFR + 1.370% Floor 1.370% 10/20/2037	5.696%	39,520,000	39,636,189
Series 2019-6A Class A2R
3-month Term SOFR + 1.700% Floor 1.700% 07/16/2037	6.018%	2,000,000	2,003,134
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
90-day Average SOFR + 0.562% Floor 0.300% 06/25/2042	4.903%	224,465	200,336
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A3
04/17/2028	5.110%	1,235,000	1,241,983
Clover CLO LLC(a),(b)
Series 2021-3A Class AR
3-month Term SOFR + 1.070% Floor 1.070% 01/25/2035	5.389%	10,150,000	10,153,492
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	73,679	70,867
Series 2020-AGS Class A
08/25/2050	1.980%	675,552	593,117
Compass Datacenters Issuer II LLC(a)
Series 2024-2A Class A1
08/25/2049	5.022%	1,745,000	1,755,094
Compass Datacenters Issuer III LLC(a)
Series 2025-1 Class A2
02/25/2050	5.656%	1,195,000	1,216,242
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a)
Series 2025-1A Class A2
05/20/2055	6.000%	2,990,000	3,082,639
CQS US CLO Ltd.(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.890% Floor 1.890% 01/25/2037	6.209%	20,000,000	20,063,700
Credit Acceptance Auto Loan Trust(a)
Series 2023-1A Class A
03/15/2033	6.480%	1,879,963	1,887,287
Series 2024-2A Class A
06/15/2034	5.950%	4,260,000	4,344,580
Series 2025-1A Class A
03/15/2035	5.020%	3,145,000	3,166,667
Subordinated Series 2023-2A Class B
07/15/2033	6.610%	1,215,000	1,229,836
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	695,000	720,927
Crestline Denali CLO XVII Ltd.(a),(b)
Series 2018-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2031	5.448%	2,393,117	2,394,084
Crockett Partners Equipment Co. IIA LLC(a)
Series 2024-1C Class A
01/20/2031	6.050%	2,541,591	2,573,712
CyrusOne Data Centers Issuer I LLC(a)
Series 2025-1A Class A2
02/20/2050	5.910%	3,305,000	3,386,606
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	3,400,000	3,394,204
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,156,250	1,139,633
Series 2019-1A Class A23
05/20/2049	4.352%	1,128,000	1,109,229
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	3,596,570	3,617,735
Dewolf Park CLO Ltd.(a),(b)
Series 2021-1A Class AR
3-month Term SOFR + 1.182% Floor 0.920% 10/15/2030	5.499%	864,984	865,234
DLLMT LLC(a)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	2,679,093	2,690,870
Drive Auto Receivables Trust
Subordinated Series 2024-2 Class B
07/16/2029	4.520%	3,755,000	3,762,417
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,642,057	1,638,048
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062% Floor 1.800% 04/15/2034	6.379%	5,000,000	5,001,790
Dryden Senior Loan Fund(a),(b)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	5.361%	4,366,734	4,369,751
DT Auto Owner Trust(a)
Subordinated Series 2023-2A Class B
02/15/2029	5.410%	426,651	426,771
Elevation CLO Ltd.(a),(b),(c)
Series 2013-1A Class A1R3
3-month Term SOFR + 1.400% Floor 1.400% 07/25/2038	5.630%	5,100,000	5,100,000
Elevation CLO Ltd.(a),(b)
Series 2021-12A Class A1R
3-month Term SOFR + 1.620% Floor 1.620% 04/20/2037	5.890%	30,000,000	30,072,030
Series 2025-18A Class B
3-month Term SOFR + 1.700% Floor 1.700% 03/28/2038	5.990%	10,000,000	10,015,970
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	489,043	469,532
Series 2023-A Class A
02/04/2048	6.370%	3,480,474	3,638,454
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ELFI Graduate Loan Program LLC(a),(d)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	242,284	223,280
Elmwood CLO 30 Ltd.(a),(b)
Series 2024-6A Class A
3-month Term SOFR + 1.430% Floor 1.430% 07/17/2037	5.752%	14,000,000	14,043,050
Elmwood CLO 39 Ltd.(a),(b)
Series 2025-2A Class A1
3-month Term SOFR + 1.140% Floor 1.140% 04/17/2038	5.470%	19,000,000	19,074,176
Elmwood CLO IX Ltd.(a),(b)
Series 2021-2A Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.876%	6,520,000	6,535,576
Elmwood CLO Ltd.(a),(b)
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	5.530%	20,000,000	20,029,720
Elmwood CLO XI Ltd.(a),(b)
Series 2021-4A Class BR
3-month Term SOFR + 1.550% 01/20/2038	5.876%	3,270,000	3,275,533
Enterprise Fleet Financing LLC(a)
Series 2025-3 Class A3
09/20/2029	4.460%	3,960,000	3,988,716
Enterprise Fleet Financing LLC(a)
Series 2022-3 Class A2
07/20/2029	4.380%	143,901	143,872
Series 2023-2 Class A2
04/22/2030	5.560%	1,161,945	1,169,541
Series 2024-1 Class A3
09/20/2030	5.160%	1,265,000	1,289,787
Series 2024-3 Class A4
03/20/2031	5.060%	2,190,000	2,240,516
Series 2025-1 Class A3
02/20/2029	4.820%	1,635,000	1,662,944
Exeter Automobile Receivables Trust
Series 2025-2A Class A3
01/16/2029	4.740%	5,810,000	5,831,136
Series 2025-4A Class A3
09/17/2029	4.390%	805,000	807,114
Subordinated Series 2024-1A Class B
08/15/2028	5.290%	6,373,013	6,383,045
Subordinated Series 2024-4A Class C
08/15/2030	5.480%	2,075,000	2,097,339
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Select Automobile Receivables Trust
Series 2025-1 Class A3
04/15/2030	4.690%	945,000	950,061
Flagship Credit Auto Trust(a)
Series 2022-4 Class A3
06/15/2027	6.320%	44,281	44,316
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,260,379
Flatiron CLO Ltd.(a),(b)
Series 2021-1A Class CR
3-month Term SOFR + 2.000% Floor 2.000% 10/19/2037	6.326%	2,000,000	2,004,454
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	4,421,000	4,301,822
Ford Credit Auto Lease Trust
Series 2025-A Class A3
06/15/2028	4.720%	2,055,000	2,073,120
Ford Credit Auto Owner Trust(a)
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,353,123
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,774,065
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,236,797
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,995,702
Frontier Issuer LLC(a)
Series 2023-1 Class A2
08/20/2053	6.600%	4,475,000	4,547,145
Series 2024-1 Class A2
06/20/2054	6.190%	2,060,000	2,110,068
Galaxy XXII CLO Ltd.(a),(b)
Series 2016-22A Class ARRR
3-month Term SOFR + 1.240% Floor 1.240% 04/16/2034	5.887%	3,740,000	3,743,385
Galaxy XXVI CLO Ltd.(a),(b)
Series 2018-26A Class AR
3-month Term SOFR + 1.170% Floor 1.170%, Cap 1.170% 11/22/2031	5.374%	1,287,109	1,287,100
GECU Auto Receivables Trust(a)
Series 2023-1A Class A3
08/15/2028	5.630%	2,249,963	2,259,080
GLS Auto Receivables Issuer Trust(a)
Series 2024-4A Class A3
07/17/2028	4.750%	1,230,000	1,231,990
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-2 Class C
01/15/2031	5.110%	1,355,000	1,374,848
Subordinated Series 2024-2A Class B
11/15/2028	5.770%	3,445,000	3,478,493
Subordinated Series 2024-3A Class B
01/16/2029	5.080%	1,850,000	1,863,266
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	565,386	571,903
Series 2024-3A Class A2
10/15/2029	5.590%	2,016,923	2,038,217
Series 2024-4A Class A2
12/17/2029	4.430%	1,486,272	1,488,025
Series 2025-1A Class A2
04/15/2030	4.710%	1,992,111	1,996,770
Series 2025-3A Class A2
10/15/2030	4.460%	1,680,000	1,682,017
GM Financial Automobile Leasing Trust
Series 2025-1 Class A3
02/21/2028	4.660%	2,780,000	2,799,396
Series 2025-3 Class A3
08/21/2028	4.170%	3,550,000	3,561,260
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,881,535
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month Term SOFR + 0.712% Floor 0.450% 08/25/2042	4.908%	291,375	276,949
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2020-8A Class ARR
3-month Term SOFR + 1.150% 10/20/2034	5.476%	10,550,000	10,564,031
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	2,360,098	1,883,706
Greenacre Park CLO LLC(a),(b)
Series 2021-2 Class AR
3-month Term SOFR + 1.370% Floor 1.370% 07/20/2037	5.667%	6,950,000	6,986,745
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	407,513	413,159
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A3
06/25/2059	5.550%	1,745,000	1,799,854
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month Term SOFR + 1.440% Floor 1.180% 10/20/2031	5.766%	1,714,057	1,713,290
Hayfin US XV Ltd.(a),(b)
Series 2024-15A Class A1
3-month Term SOFR + 1.640% Floor 1.640% 04/28/2037	5.954%	24,750,000	24,815,414
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	869,438	761,308
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,161,655	1,098,711
Series 2014-2A Class A
01/17/2073	3.610%	1,441,541	1,290,561
Hertz Vehicle Financing III LLC(a)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,738,127
Series 2024-1A Class A
01/25/2029	5.440%	3,815,000	3,882,359
Hertz Vehicle Financing LLC(a)
Series 2022-2A Class A
06/26/2028	2.330%	3,830,000	3,704,950
Hilton Grand Vacations Trust(a)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	106,734	107,605
HPS Loan Management Ltd.(a),(b)
Series 2024-21A Class B
3-month Term SOFR + 1.750% Floor 1.750% 10/15/2037	6.068%	13,000,000	13,034,112
Huntington Auto Trust(a)
Series 2024-1A Class A3
01/16/2029	5.230%	2,260,000	2,278,007
Hyundai Auto Receivables Trust
Series 2025-B Class A3
12/17/2029	4.360%	1,615,000	1,629,022
Invesco CLO Ltd.(a),(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/15/2034	4.196%	4,000,000	4,000,000
Jersey Mike’s Funding LLC(a)
Series 2024-1 Class A2
02/15/2055	5.636%	2,985,000	3,067,630
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kayne Ltd.(a),(b)
Series 2021-10A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/23/2034	6.331%	1,600,000	1,601,600
LAD Auto Receivables Trust(a)
Series 2024-1A Class A4
09/15/2028	5.170%	1,015,000	1,022,100
Series 2024-2A Class A3
08/15/2028	5.610%	2,077,050	2,090,785
Series 2024-3A Class A3
03/15/2029	4.520%	1,610,000	1,614,649
Series 2025-1 Class A3
07/16/2029	4.690%	4,465,000	4,481,083
Series 2025-2A Class A3
01/15/2030	4.250%	1,440,000	1,442,159
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,515,000	1,528,626
Lakeside Park CLO Ltd.(a),(b)
Series 2025-1A Class B1
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.840%	3,660,000	3,666,958
LCM Ltd.(a),(b)
Series 2030A Class AR
3-month Term SOFR + 1.342% Floor 1.080% 04/20/2031	5.667%	1,371,917	1,373,619
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	685,310
Lendmark Funding Trust(a)
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,818,632
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,139,206	966,051
M&T Bank Auto Receivables Trust(a)
Series 2025-1 Class A3
06/17/2030	4.730%	1,425,000	1,440,763
M&T Equipment Notes(a)
Series 2023-1A Class A3
07/15/2030	5.740%	1,675,402	1,684,972
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.737%	5,850,914	5,863,212
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-48A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/19/2033	6.587%	1,520,000	1,521,988
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month Term SOFR + 1.342% Floor 1.080% 10/15/2032	5.659%	16,533,492	16,539,344
Series 2016-21A Class ABRR
3-month Term SOFR + 1.662% Floor 1.400% 10/15/2032	5.979%	1,750,000	1,751,468
Madison Park Funding XXVIII Ltd.(a),(b)
Series 2018-28A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	6.018%	17,000,000	17,065,892
Madison Park Funding XXX Ltd.(a),(b)
Series 2024-30A Class A1R
3-month Term SOFR + 1.360% Floor 1.360% 07/16/2037	5.678%	6,000,000	6,019,800
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month Term SOFR + 1.382% Floor 1.120% 07/17/2034	5.704%	15,000,000	15,013,575
Magnetite XLV Ltd.(a),(b)
Series 2025-45 Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.847%	3,910,000	3,920,858
Marble Point CLO XIX Ltd.(a),(b)
Series 2020-3A Class AR
3-month Term SOFR + 1.400% Floor 1.400% 01/19/2034	5.726%	7,000,000	7,002,114
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	782,183	752,189
Merchants Fleet Funding LLC(a)
Series 2023-1A Class A
05/20/2036	7.210%	2,200,927	2,214,052
Mercury Financial Credit Card Master Trust(a)
Series 2024-2 Class A
07/20/2029	6.560%	3,155,000	3,194,396
MetroNet Infrastructure Issuer LLC(a)
Series 2025-2 Class A2
08/20/2055	5.400%	2,015,000	2,033,515
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MF1 LLC(a),(b)
Series 2024-FL14 Class A
1-month Term SOFR + 1.737% Floor 1.737%, Cap 1.737% 03/19/2039	6.100%	3,000,000	3,013,133
MF1 Ltd.(a),(b)
Series 2021-FL6 Class D
1-month Term SOFR + 2.664% Floor 2.550% 07/16/2036	7.024%	7,000,000	6,855,603
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	343,911	345,079
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	760,646	699,349
Series 2019-2GS Class A
07/20/2043	3.690%	821,623	726,070
Mission Lane Credit Card Master Trust(a)
Series 2024-B Class A
01/15/2030	5.880%	2,955,000	2,979,744
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	352,922	331,584
Series 2019-1A Class A
12/21/2043	4.370%	718,854	677,711
Series 2020-2A Class A
08/20/2046	1.440%	1,324,002	1,152,614
Series 2023-3A Class A
11/20/2053	5.910%	2,018,706	2,021,614
Series 2023-4A Class A
05/20/2053	6.400%	3,076,586	3,155,163
Series 2024-1 Class A
09/20/2049	5.500%	1,984,077	1,942,427
Series 2024-2A Class A
04/22/2052	5.600%	2,817,911	2,761,102
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	451,750	404,916
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	844,291	695,078
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	735,032	541,095
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	363,406	342,042
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MP CLO VIII Ltd.(a),(b)
Series 2015-2A Class ARR
3-month Term SOFR + 1.462% Floor 1.200% 04/28/2034	5.775%	16,100,000	16,116,728
MVW LLC(a)
Series 2024-1A Class A
02/20/2043	5.320%	852,452	869,384
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	619,643	591,155
Series 2020-DA Class A
05/15/2069	1.690%	2,985,116	2,825,462
Series 2020-FA Class A
07/15/2069	1.220%	397,635	372,767
Series 2020-GA Class A
09/16/2069	1.170%	744,740	693,610
Series 2021-A Class A
05/15/2069	0.840%	427,103	388,960
Series 2021-BA Class A
07/15/2069	0.940%	886,218	810,680
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class AR3
3-month Term SOFR + 1.400% Floor 1.400% 07/22/2038	5.732%	3,500,000	3,509,877
Series 2014-17A Class CR3
3-month Term SOFR + 2.150% Floor 2.150% 07/22/2038	6.482%	1,650,000	1,658,499
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2025-33A Class CR2
3-month Term SOFR + 2.000% Floor 2.000% 04/16/2039	6.318%	2,000,000	2,009,710
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,177,656
NMEF Funding LLC(a)
Series 2025-B Class D
01/18/2033	5.470%	6,200,000	6,229,174
Oaktree CLO Ltd.(a),(b)
Series 2022-3A Class CR
3-month Term SOFR + 2.100% Floor 2.100% 10/15/2037	6.356%	4,050,000	4,066,909
Series 2024-25 Class C
3-month Term SOFR + 2.500% Floor 2.500% 04/20/2037	6.826%	1,950,000	1,958,724
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP CLO Ltd.(a),(b)
Series 2019-17A Class AR2
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2037	5.726%	2,270,000	2,275,986
Series 2020-19RR Class BR2
3-month Term SOFR + 1.600% 04/20/2038	5.870%	10,000,000	10,077,810
Octagon 58 Ltd.(a),(b)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 04/15/2038	6.068%	2,160,000	2,171,565
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class A2R
3-month Term SOFR + 1.612% Floor 1.350% 07/15/2030	5.929%	6,925,000	6,928,075
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/15/2036	5.739%	7,900,000	7,911,597
Octagon Investment Partners Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.420% Floor 1.420% 07/18/2037	5.749%	5,345,000	5,361,340
Octane Receivables Trust(a)
Series 2024-2 Class A2
07/20/2032	5.800%	2,460,787	2,486,040
OHA Credit Partners VII Ltd.(a),(b)
Series 2025-7A Class CR4
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	5.904%	5,000,000	5,015,680
OHA Credit Partners XVII Ltd.(a),(b)
Series 2024-17A Class A
3-month Term SOFR + 1.320% Floor 1.320% 01/18/2038	5.649%	34,750,000	34,835,311
OneMain Direct Auto Receivables Trust(a)
Series 2025-1A Class A
04/16/2035	5.360%	6,400,000	6,644,020
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,494,871
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,892,816
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	7,261,827
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	887,544
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	3,196,137
Onemain Financial Issuance Trust(a)
Series 2024-1A Class A
05/14/2041	5.790%	5,400,000	5,698,880
OneMain Financial Issuance Trust(a)
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,648,933
Series 2022-S1 Class A
05/14/2035	4.130%	4,215,944	4,208,441
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,310,785
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	104,891
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,543,140
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,649,762
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	308,197	305,855
OWN Equipment Fund I LLC(a)
Series 2024-2M Class A
12/20/2032	5.700%	4,010,295	4,078,636
OZLM VI Ltd.(a),(b)
Series 2014-6A Class A1T
3-month Term SOFR + 1.130% Floor 1.130% 04/17/2031	5.452%	6,382,993	6,382,099
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	2,393,276	2,405,962
Palmer Square CLO Ltd.(a),(b)
Series 2020-3A Class BR2
3-month Term SOFR + 2.650% Floor 2.650% 11/15/2036	6.861%	2,000,000	1,998,708
Series 2021-3A Class A2R
3-month Term SOFR + 1.500% Floor 1.500% 10/15/2038	5.796%	5,900,000	5,899,959
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1R
3-month Term SOFR + 1.502% Floor 1.240% 02/14/2034	5.735%	5,000,000	5,012,905
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2A Class A1
3-month Term SOFR + 1.442% Floor 1.180% 10/15/2034	5.759%	15,000,000	15,007,290
Park Avenue Institutional Advisers CLO Ltd.(a),(b),(c)
Series 2021-1R Class A1AR
3-month Term SOFR + 1.110% Floor 1.110% 01/20/2034	4.196%	7,900,000	7,900,000
PenFed Auto Receivables Owner Trust(a)
Series 2024-A Class A3
06/15/2029	4.700%	1,715,000	1,719,483
Post Road Equipment Finance LLC(a)
Subordinated Series 2024-1A Class A2
11/15/2029	5.590%	474,440	476,953
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	387,264	385,724
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	2,375,169	2,379,642
Regatta XXIX Funding Ltd.(a),(b)
Series 2024-3A Class A
3-month Term SOFR + 1.380% Floor 1.380% 09/06/2037	5.698%	34,000,000	34,095,608
Regional Management Issuance Trust(a)
Series 2022-1 Class A
03/15/2032	3.070%	1,086,754	1,081,756
Series 2024-1 Class A
07/15/2036	5.830%	1,325,000	1,356,684
Republic Finance Issuance Trust(a)
Series 2024-A Class A
08/20/2032	5.910%	2,115,000	2,140,013
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	6.237%	7,900,000	7,913,019
Rockford Tower CLO Ltd.(a),(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.700% 07/20/2034	0.000%	8,940,000	8,940,000
Santander Bank Auto Credit-Linked Notes(a)
Series 2024-A Class C
06/15/2032	5.818%	1,943,286	1,961,431
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	2,938,543	2,953,399
Series 2024-4 Class A3
01/16/2029	4.850%	2,810,000	2,816,893
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-1 Class A3
01/16/2029	4.740%	2,205,000	2,211,978
Series 2025-2 Class A3
08/15/2029	4.670%	3,080,000	3,100,078
Series 2025-2 Class D
05/15/2031	5.470%	10,000,000	10,181,313
Series 2025-3 Class A2
10/16/2028	4.630%	2,675,000	2,682,999
Subordinated Series 2022-4 Class B
11/15/2027	4.420%	412,847	412,720
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	810,000	815,433
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,160,000	1,182,077
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	2,410,000	2,438,159
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	3,885,000	3,956,824
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	600,000	618,384
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	1,500,000	1,557,221
SBNA Auto Lease Trust(a)
Series 2024-A Class A3
11/20/2026	5.390%	977,616	980,227
Series 2024-B Class A3
11/22/2027	5.560%	2,310,000	2,328,926
Series 2024-C Class A3
02/22/2028	4.560%	950,000	952,381
SCF Equipment Leasing LLC(a)
Series 2024-1A Class A3
01/20/2032	5.520%	1,695,000	1,735,503
SCF Equipment Trust(a)
Series 2025-1A Class A3
11/21/2033	5.110%	3,006,000	3,080,989
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	2,070,000	2,121,436
Servpro Master Issuer LLC(a)
Series 2024-1A Class A2
01/25/2054	6.174%	2,216,250	2,296,378
SFS Auto Receivables Securitization Trust(a)
Series 2023-1A Class A3
10/20/2028	5.470%	2,236,858	2,252,449
Series 2024-3A Class A3
06/20/2030	4.550%	1,300,000	1,307,163
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-1A Class A3
07/22/2030	4.750%	1,390,000	1,407,068
Series 2025-2A Class A3
12/20/2030	4.440%	4,580,000	4,623,736
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month Term SOFR + 1.362% Floor 1.100% 05/07/2031	5.604%	1,406,138	1,407,285
Sierra Timeshare Receivables Funding LLC(a)
Series 2024-2A Class A
06/20/2041	5.140%	1,914,094	1,933,056
Silver Rock CLO III(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.880% Floor 1.880% 01/20/2036	6.206%	19,000,000	19,055,632
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.802%	1,165,000	1,180,590
Series 2008-3 Class B
90-day Average SOFR + 1.462% Floor 1.200% 04/26/2083	5.802%	1,165,000	1,171,602
Series 2008-4 Class B
90-day Average SOFR + 2.112% Floor 1.850% 04/25/2073	6.452%	1,165,000	1,188,896
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	6.452%	4,060,000	4,096,459
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2026	5.702%	1,211,119	1,196,904
Series 2008-6 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.452%	1,165,000	1,166,804
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.452%	1,165,000	1,165,765
Series 2012-2 Class A
30-day Average SOFR + 0.814% Floor 0.700% 01/25/2029	5.165%	2,928,279	2,862,070
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-7 Class A3
30-day Average SOFR + 0.764% Floor 0.650% 05/26/2026	5.115%	1,407,386	1,367,159
SMB Private Education Loan Trust(a)
Series 2019-B Class A2A
06/15/2037	2.840%	4,588,739	4,487,425
Series 2020-PTA Class A2A
09/15/2054	1.600%	5,227,725	4,929,963
Series 2024-A Class A1A
03/15/2056	5.240%	4,572,199	4,676,780
SoFi Consumer Loan Program Trust(a)
Series 2025-2 Class A
06/25/2034	4.820%	1,504,007	1,507,532
SoFi Professional Loan Program LLC(a)
Series 2018-A Class A2B
02/25/2042	2.950%	1,777	1,772
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,336,951
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,614,353
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,281,299
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,801,601
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,805,000	1,774,581
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/26/2031	5.645%	1,203,088	1,204,682
Sound Point CLO XXVIII Ltd.(a),(b)
Series 2020-3A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/25/2032	5.599%	8,962,952	8,974,075
Stellantis Financial Underwritten Enhanced Lease Trust(a)
Series 2025-B Class A3
01/22/2029	4.270%	4,165,000	4,180,101
Stream Innovations Issuer Trust(a)
Series 2024-1A Class A
07/15/2044	6.270%	427,237	448,466
Series 2024-2A Class A
02/15/2045	5.210%	4,095,877	4,119,956
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunnova Helios XI Issuer LLC(a)
Series 2023-A Class A
05/20/2050	5.300%	4,161,999	3,818,991
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,587,114	2,169,819
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,057,837	1,707,879
Sunrun Artemis Issuer LLC(a)
Series 2024-2A Class A1
07/30/2059	6.250%	6,857,730	6,801,854
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,556,041	1,508,284
Sunrun Bacchus Issuer LLC(a)
Series 2025-1A Class A2A
04/30/2060	6.410%	5,586,347	5,532,122
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,071,751	1,011,026
Sunrun Iris Issuer LLC(a)
Series 2023-1A Class A
01/30/2059	5.750%	1,651,957	1,622,047
Switch ABS Issuer LLC(a)
Series 2025-1A Class A2
03/25/2055	5.036%	8,800,000	8,757,940
Symphony CLO Ltd.(a),(b)
Series 2025-47A Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.850%	4,370,000	4,383,634
Symphony CLO XVI Ltd.(a)
Series 2015-16A Class ARR
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	5.518%	3,777,071	3,782,208
Symphony CLO XX Ltd.(a),(b)
Series 2018-20A Class AR2
3-month Term SOFR + 1.100% Floor 1.100% 01/16/2032	5.418%	5,334,913	5,335,644
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,358,807
TCW CLO Ltd.(a),(b)
Series 2025-1A Class A1R3
3-month Term SOFR + 1.150% 10/29/2034	5.203%	18,000,000	18,013,338
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
THL Credit Wind River CLO Ltd.(a),(b)
Series 2015-1A Class A1R3
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2030	5.526%	813,251	813,816
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class ARR
3-month Term SOFR + 1.250% Floor 1.250% 07/20/2031	5.576%	3,978,480	3,982,224
Tikehau US CLO III Ltd.(a),(b)
Series 2022-2A Class A1R
3-month Term SOFR + 1.870% Floor 1.870% 01/20/2036	6.196%	15,000,000	15,048,705
Tikehau US CLO IV Ltd.(a),(b)
Series 2023-1A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/15/2034	6.518%	28,000,000	28,067,368
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month Term SOFR + 1.582% Floor 1.320% 04/25/2034	5.900%	9,250,000	9,255,966
Trimaran Cavu Ltd.(a),(b)
Series 2024-1A Class A1R
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2037	5.516%	20,000,000	19,970,920
USB Auto Owner Trust(a)
Series 2025-1A Class A3
06/17/2030	4.490%	670,000	676,718
Venture CLO Ltd.(a),(b)
Series 2019-37A Class A1RR
3-month Term SOFR + 1.250% Floor 1.250% 07/15/2032	5.568%	13,156,984	13,158,681
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month Term SOFR + 2.562% Floor 2.300% 07/20/2030	6.887%	4,100,000	4,105,047
Volofin Finance Designated Activity Co.(a)
Series 2024-1A Class A
06/15/2037	5.935%	2,604,223	2,643,949
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2030	5.789%	533,569	533,980
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/20/2031	5.657%	1,913,348	1,913,348
Series 2016-3A Class A1R2
3-month Term SOFR + 1.150% Cap 1.150% 10/18/2031	5.479%	4,790,447	4,794,490
Series 2018-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	5.518%	5,191,731	5,199,253
VStrong Auto Receivables Trust(a)
Subordinated Series 2024-A Class B
07/15/2030	5.770%	409,000	414,203
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.772%	2,300,600	2,264,220
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.382% Floor 1.120% 07/20/2032	5.651%	7,372,055	7,383,821
Series 2020-1A Class A1AR
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2033	5.856%	13,269,532	13,283,332
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	924,786	906,677
Series 2019-1A Class A2I
06/15/2049	3.783%	3,052,858	3,021,973
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A3
02/15/2028	5.560%	1,815,000	1,829,684
Series 2024-3A Class A3
04/17/2028	4.710%	2,355,000	2,363,416
Series 2025-1A Class A3
08/15/2028	4.750%	4,795,000	4,820,289
Series 2025-2 Class C
01/15/2031	4.850%	4,200,000	4,234,425
Series 2025-2A Class A3
05/15/2029	4.510%	1,310,000	1,314,471
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	4,530,000	4,589,553
Subordinated Series 2024-1A Class B
11/15/2027	5.550%	4,600,000	4,630,521
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wheels Fleet Lease Funding 1 LLC(a)
Series 2023-1A Class A
04/18/2038	5.800%	2,431,897	2,447,188
Series 2024-1A Class A1
02/18/2039	5.490%	1,793,205	1,812,195
Series 2024-2A Class A1
06/21/2039	4.870%	2,074,556	2,090,878
Wheels Fleet Lease Funding I LLC(a)
Series 2024-3 Class A1
09/19/2039	4.800%	2,050,000	2,068,889
Wind River CLO Ltd.(a),(b)
Series 2024-1A Class A
3-month Term SOFR + 1.600% Floor 1.600% 04/20/2037	5.870%	3,100,000	3,108,265
World Omni Auto Receivables Trust
Series 2024-C Class A3
12/17/2029	4.430%	2,520,000	2,531,773
Series 2025-C Class A3
11/15/2030	4.080%	4,645,000	4,664,452
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,424,000	5,115,346
Zayo Issuer LLC(a)
Series 2025-2A Class A2
06/20/2055	5.953%	5,700,000	5,881,042
Total Asset-Backed Securities — Non-Agency (Cost $1,698,712,930)			1,702,109,611

Commercial Mortgage-Backed Securities - Agency 0.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K055 Class X1
03/25/2026	1.469%	1,794,231	10,595
CMO Series K057 Class X1
07/25/2026	1.288%	2,046,489	16,715
CMO Series K059 Class X1
09/25/2026	0.370%	6,165,621	11,100
CMO Series K060 Class X1
10/25/2026	0.170%	24,030,461	15,651
CMO Series K152 Class X1
01/25/2031	1.095%	3,823,798	146,417
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.137%	12,499,905	554,108
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.407%	7,240,800	127,983
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.403%	17,540,244	305,858
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.451%	7,912,028	163,891
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.437%	10,360,147	207,733
Series K069 Class X1
09/25/2027	0.467%	34,774,893	214,926
Series K091 Class X1
03/25/2029	0.704%	38,348,934	685,786
Series K095 Class X1
06/25/2029	1.072%	72,428,662	2,185,448
Series K106 Class X1
01/25/2030	1.438%	93,246,105	4,570,766
Series K131 Class X1 (FHLMC)
07/25/2031	0.828%	12,748,385	459,007
Series K137 Class X1
11/25/2031	0.295%	273,501,486	2,658,653
Series K145 Class X1
06/25/2055	0.430%	4,644,898	91,154
Series K146 Class X1
06/25/2032	0.352%	15,714,552	242,243
Series K147 Class X1
06/25/2032	0.490%	11,984,683	279,804
Series K149 Class X1 (FHLMC)
08/25/2032	0.404%	20,884,387	384,062
Series K-150 Class X1 (FHLMC)
09/25/2032	0.446%	26,912,880	573,312
Series K-1515 Class X1
02/25/2035	1.633%	7,030,614	685,216
Series K-1516 Class X1
05/25/2035	1.626%	14,466,226	1,526,891
Series K-1517 Class X1
07/25/2035	1.435%	19,890,358	1,821,575
Series K1521 Class X1
08/25/2036	1.093%	23,190,440	1,720,060
Series K735 Class X1
05/25/2026	1.101%	12,181,796	62,610
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	5,925,381	5,856,046
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,590,859
Federal National Mortgage Association(d),(e)
Series 2020-M43 Class X1
08/25/2034	1.985%	31,805,711	2,104,463
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(e)
Series K514 Class X1 (FHLMC)
12/25/2028	1.160%	67,346,203	1,941,301
Government National Mortgage Association(d),(e)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	686,875	4,726
CMO Series 2013-162 Class IO
09/16/2046	0.105%	11,312,705	18,801
CMO Series 2014-134 Class IA
01/16/2055	0.126%	9,371,597	41,165
CMO Series 2015-101 Class IO
03/16/2052	0.254%	2,602,795	18,330
CMO Series 2015-114
03/15/2057	0.278%	1,103,615	10,200
CMO Series 2015-120 Class IO
03/16/2057	0.585%	6,136,955	116,377
CMO Series 2015-125 Class IB
01/16/2055	0.853%	5,104,620	100,616
CMO Series 2015-125 Class IO
07/16/2055	0.514%	14,393,748	142,292
CMO Series 2015-146 Class IC
07/16/2055	0.116%	4,776,927	17,241
CMO Series 2015-171 Class IO
11/16/2055	0.827%	4,196,362	125,283
CMO Series 2015-174 Class IO
11/16/2055	0.406%	5,104,140	83,006
CMO Series 2015-21 Class IO
07/16/2056	0.671%	2,565,568	70,216
CMO Series 2015-29 Class EI
09/16/2049	0.707%	3,855,836	59,646
CMO Series 2015-41 Class IO
09/16/2056	0.170%	715,385	2,152
CMO Series 2015-6 Class IO
02/16/2051	0.455%	1,847,907	25,635
CMO Series 2015-70 Class IO
12/16/2049	0.558%	5,095,454	96,972
CMO Series 2016-39 Class IO
01/16/2056	0.640%	3,019,457	79,311
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,044,255	335,132
CMO Series 2022-43 Class IO
09/16/2061	0.739%	12,428,104	655,073
Series 2014-101 Class IO
04/16/2056	0.533%	8,966,166	124,530
Series 2016-152 Class IO
08/15/2058	0.768%	8,802,992	336,383
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-168 Class IO
12/16/2059	0.553%	14,249,193	504,387
Series 2018-110 Class IA
11/16/2059	0.632%	19,419,178	603,521
Series 2018-2 Class IO
12/16/2059	0.704%	6,911,173	295,858
Series 2020-108 Class IO
06/16/2062	0.847%	8,495,773	489,053
Series 2021-106 Class IO
04/16/2063	0.856%	9,111,834	598,929
Series 2021-132 Class BI
04/16/2063	0.917%	11,574,046	787,683
Series 2021-133 Class IO
07/16/2063	0.882%	11,512,429	767,427
Series 2021-145 Class IO
07/16/2061	0.771%	2,437,519	121,108
Series 2021-151 Class IO
04/16/2063	0.907%	10,043,526	631,242
Series 2021-163 Class IO
03/16/2064	0.802%	10,801,058	595,748
Series 2021-52 Class IO
04/16/2063	0.722%	10,039,764	516,809
Series 2022-132 Class IO
10/16/2064	0.537%	10,700,771	460,370
Series 2022-92 Class EI
02/16/2064	0.808%	10,758,146	596,035
Series 2023-110 Class IO
07/16/2058	1.022%	9,766,858	692,012
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.792%	23,774	23,716
Total Commercial Mortgage-Backed Securities - Agency (Cost $70,141,682)			48,361,218

Commercial Mortgage-Backed Securities - Non-Agency(f) 7.2%

1345T(a),(b)
Series 2025-AOA Class A
1-month Term SOFR + 1.600% Floor 1.600% 06/15/2030	5.900%	6,060,000	6,086,535
ALA Trust(a),(b)
Series 2025-OANA Class A
1-month Term SOFR + 1.743% Floor 1.743% 06/15/2040	6.085%	1,360,000	1,367,640
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	15,985,521
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL4 Class D
1-month Term SOFR + 3.014% Floor 2.900% 11/15/2036	7.378%	3,250,000	3,249,390
ARDN Mortgage Trust(a),(b)
Series 2025-ARCP Class A
1-month Term SOFR + 1.750% Floor 1.750% 06/15/2035	6.092%	5,000,000	4,993,514
AREIT LLC(a),(b)
Series 2023-CRE8 Class A
1-month Term SOFR + 2.112% Floor 2.112% 08/17/2041	6.472%	2,757,170	2,758,894
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687% 05/17/2041	6.050%	1,720,832	1,724,059
Series 2025-CRE10 Class A
1-month Term SOFR + 1.388% Floor 1.388% 12/17/2029	5.740%	5,000,000	5,000,005
AREIT Trust(a),(b)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	5.593%	751,676	751,206
ARES Trust(a),(b)
Series 2025-IND3 Class A
1-month Term SOFR + 1.500% Floor 1.500% 04/15/2027	5.842%	3,530,000	3,533,309
Series 2025-IND3 Class B
1-month Term SOFR + 1.850% Floor 1.850%, Cap 1.850% 04/15/2027	6.192%	3,000,000	3,000,000
ARZ Trust(a)
Subordinated Series 2024-BILT Class C
06/11/2029	6.361%	1,500,000	1,540,963
BAHA Trust(a),(d)
Series 2024-MAR Class A
12/10/2041	5.972%	1,000,000	1,036,141
Subordinated Series 2024-MAR Class B
12/10/2029	7.069%	2,935,000	3,060,823
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d),(e)
Series 2019-BN18 Class XA
05/15/2062	1.026%	58,416,475	1,568,833
BANK
Series 2017-BNK4 Class A4
05/15/2050	3.625%	2,420,000	2,384,759
BANK(d),(e)
Series 2017-BNK8 Class XA
11/15/2050	0.841%	26,061,392	295,471
BANK(d)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,982,271
Bank5(d)
Subordinated Series 2024-5YR10 Class C
10/15/2057	5.743%	1,500,000	1,493,278
BANK5(d)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,174,441
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	1,207,531	1,277,073
Series 2024-5YR7 Class A3
06/15/2057	5.769%	5,000,000	5,225,728
Series 2025-5Y15 Class C
06/15/2058	5.806%	3,000,000	3,004,956
BANK5 Trust
Series 2024-5YR6 Class A3
05/15/2057	6.225%	6,410,000	6,784,857
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,031,422
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	854,594
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	723,391
BBCMS Mortgage Trust(d),(e)
Series 2018-C2 Class XA
12/15/2051	0.913%	58,990,669	1,093,551
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month Term SOFR + 2.254% Floor 2.140% 10/15/2037	6.618%	14,360,000	14,355,513
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	15,495,000	13,804,461
Series 2024-5C25 Class A3
03/15/2057	5.946%	3,445,000	3,620,643
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-5C27 Class A3
07/15/2057	6.014%	7,600,000	8,007,197
Series 2024-5C29 Class B
09/15/2057	5.858%	2,000,000	2,046,681
Series 2024-5C31 Class C
12/15/2057	5.756%	1,000,000	1,006,321
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2016-ETC Class D
08/14/2036	3.729%	2,790,000	2,586,458
BBCMS Mortgage Trust(d)
Subordinated Series 2025-5C36 Class B
08/15/2058	6.187%	1,000,000	1,043,114
BDS LLC(a),(b)
Series 2024-FL13 Class A
1-month Term SOFR + 1.576% Floor 1.576% 09/19/2039	5.930%	2,000,000	2,010,004
Series 2025-FL15 Class A
1-month Term SOFR + 1.400% Floor 1.400% 03/19/2043	5.700%	5,000,000	5,003,106
Benchmark Mortgage Trust(d),(e)
Series 2019-B10 Class XA
03/15/2062	1.380%	24,501,811	888,627
Series 2020-B20 Class XA
10/15/2053	1.635%	12,976,438	689,003
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	9,521,100
Series 2022-B34 Class A5
04/15/2055	3.786%	2,300,000	2,139,356
Series 2024-V12 Class A3
12/15/2057	5.739%	7,860,000	8,244,505
Benchmark Mortgage Trust(d)
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,917,433
Series 2025-V16 Class B
08/15/2057	6.339%	3,000,000	3,115,322
Subordinated Series 2019-B13 Class C
08/15/2057	3.839%	2,400,000	1,994,300
BFLD Mortgage Trust(a),(b)
Series 2024-WRHS Class A
1-month Term SOFR + 1.492% Floor 1.492% 08/15/2026	5.913%	6,952,478	6,952,485
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Series 2025-EWEST Class A
1-month Term SOFR + 1.550% Floor 1.550% 06/15/2042	5.892%	5,500,000	5,506,876
BHMS Commercial Mortgage Trust(a),(b)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.900%	5,000,000	5,015,625
BIG Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BIG Class B
1-month Term SOFR + 1.741% Floor 1.741% 02/15/2039	6.104%	2,100,000	2,093,751
BMD2 Re-Remic Trust(a),(g)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,414,634
BMO Mortgage Trust
Series 2024-5C5 Class A3
02/15/2057	5.857%	2,600,000	2,725,408
Series 2025-5C9 Class A3
04/15/2058	5.779%	7,710,000	8,081,291
BMO Mortgage Trust(d)
Series 2024-5C8 Class A3
12/15/2057	5.625%	13,230,000	13,804,403
Subordinated Series 2024-5C6 Class C
09/15/2057	5.885%	750,000	752,395
Subordinated Series 2025-5C10 Class B
05/15/2058	6.445%	1,000,000	1,047,183
BOCA Commercial Mortgage Trust(a),(b)
Series 2024-BOCA Class A
1-month Term SOFR + 1.921% Floor 1.921% 08/15/2041	6.284%	4,000,000	4,017,454
BPR Commercial Mortgage Trust(a),(d)
Subordinated Series 2024-PARK Class B
11/05/2039	5.991%	5,000,000	5,117,584
BPR Trust(a),(b)
Series 2021-NRD Class A
1-month Term SOFR + 1.525% Floor 1.525% 12/15/2038	5.888%	3,045,000	3,022,429
BPR Trust(a),(d)
Series 2023-BRK2 Class A
11/05/2028	7.147%	5,400,000	5,685,883
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class G
1-month Term SOFR + 2.964% Floor 2.850% 09/15/2036	7.328%	2,906,484	2,862,887
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	6.478%	5,918,000	5,949,441
Series 2023-VLT3 Class A
1-month Term SOFR + 1.940% Floor 1.940% 11/15/2028	6.303%	3,500,000	3,500,076
Series 2023-XL3 Class A
1-month Term SOFR + 1.761% Floor 1.761% 12/09/2040	6.125%	3,580,044	3,586,757
Series 2024-AIR2 Class A
1-month Term SOFR + 1.492% Floor 1.492% 10/15/2041	5.855%	3,357,130	3,362,376
Series 2024-AIRC Class A
1-month Term SOFR + 1.691% Floor 1.691% 08/15/2039	6.033%	4,680,976	4,697,078
Series 2024-GPA3 Class A
1-month Term SOFR + 1.293% Floor 1.293% 12/15/2039	5.657%	4,584,791	4,600,517
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285% Floor 2.171% 10/15/2036	6.649%	1,925,000	1,922,599
Subordinated Series 2021-IRON Class E
1-month Term SOFR + 2.464% Floor 2.350% 02/15/2038	6.828%	2,822,134	2,735,027
Subordinated Series 2021-SOAR Class F
1-month Term SOFR + 2.464% Floor 2.350% 06/15/2038	6.828%	6,400,186	6,400,186
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	7.504%	3,490,000	3,510,724
Subordinated Series 2024-MF Class D
1-month Term SOFR + 2.690% Floor 2.690% 02/15/2039	7.053%	2,656,364	2,662,174
Subordinated Series 2024-XL5 Class C
1-month Term SOFR + 1.941% Floor 1.941% 03/15/2041	6.304%	3,791,019	3,798,127
BX Commercial Mortgage Trust(a),(d)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.662%	5,780,000	5,443,461
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Mortgage Trust(a),(b)
Series 2024-PALM Class B
1-month Term SOFR + 1.791% Floor 1.791% 06/15/2037	6.133%	1,730,769	1,722,990
BX Trust(a),(b)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	6.453%	11,000,000	11,020,628
Series 2021-ARIA Class E
1-month Term SOFR + 2.359% Floor 2.245% 10/15/2036	6.723%	3,000,000	3,001,875
Series 2021-LGCY Class D
1-month Term SOFR + 1.302% Floor 1.302% 10/15/2036	5.780%	590,000	587,788
Series 2023-DELC Class A
1-month Term SOFR + 2.690% Floor 2.690% 05/15/2038	7.053%	2,000,000	2,011,250
Series 2024-CNYN Class C
1-month Term SOFR + 1.941% Floor 1.941% 04/15/2029	6.304%	1,572,385	1,575,824
Series 2024-VLT4 Class A
1-month Term SOFR + 1.491% Floor 1.491% 07/15/2029	5.855%	5,790,000	5,793,611
Series 2025-LUNR Class A
1-month Term SOFR + 1.650% 06/15/2040	5.863%	9,140,000	9,159,994
Series 2025-LUNR Class B
1-month Term SOFR + 1.850% Floor 1.850% 06/15/2040	6.213%	4,500,000	4,512,656
Series 2025-ROIC Class C
1-month Term SOFR + 1.543% Floor 1.693% 03/15/2030	5.872%	2,490,288	2,484,061
Series 2025-TAIL Class A
1-month Term SOFR + 1.400% Floor 1.400% 06/15/2035	5.742%	6,310,000	6,317,892
Series 2025-VLT6 Class C
1-month Term SOFR + 2.192% 03/15/2042	6.555%	5,000,000	4,992,176
Series 2025-VLT7 Class A
1-month Term SOFR + 1.650% Floor 1.700% 07/15/2027	6.063%	9,280,000	9,314,725
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Series 2025-VLT7 Class B
1-month Term SOFR + 2.000% Floor 2.000% 07/15/2027	6.363%		5,100,000	5,112,755
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	7.063%		5,000,000	4,958,551
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%		1,115,000	1,054,371
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	5.128%		7,000,000	6,765,753
Caister Finance DAC(a),(b)
Series 2025-1A Class C
SONIA + 2.840% 08/17/2035	6.810%	GBP	2,500,000	3,372,708
CAMB Commercial Mortgage Trust(a)
Series 2021-CX2 Class A
11/10/2046	2.700%		7,200,000	6,191,476
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%		3,391,244	3,288,738
Series 2019-CF3 Class A3
01/15/2053	2.752%		16,100,000	15,044,861
Cantor Commercial Real Estate Lending(d),(e)
Series 2019-CF2 Class XA
11/15/2052	1.303%		37,467,277	1,297,364
CCUBS Commercial Mortgage Trust(d)
Subordinated Series 2017-C1 Class B
11/15/2050	4.159%		1,505,000	1,423,811
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%		13,995,435	13,832,777
Series 2017-CD6 Class A4
11/13/2050	3.190%		20,000,000	19,595,240
CD Mortgage Trust(d),(e)
Series 2019-CD8 Class XA
08/15/2057	1.524%		44,851,348	1,925,728
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%		5,900,000	5,858,116
CFCRE Commercial Mortgage Trust(d),(e)
Series 2016-C4 Class XA
05/10/2058	1.693%		36,065,212	96,850
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2015-GC31 Class A4
06/10/2048	3.762%	331,192	325,300
Series 2015-GC35 Class A3
11/10/2048	3.549%	4,218,018	4,194,728
Series 2016-GC37 Class A4
04/10/2049	3.314%	2,875,000	2,857,086
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,777,247
Series 2019-GC43 Class A3
11/10/2052	2.782%	9,998,685	9,401,517
Citigroup Commercial Mortgage Trust(a),(b)
Series 2021-PRM2 Class F
1-month Term SOFR + 3.864% Floor 3.750% 10/15/2036	8.228%	1,500,000	1,491,275
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2016-C2 Class E
08/10/2049	4.529%	2,420,000	2,153,733
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%	1,000,000	1,013,667
COMM Mortgage Trust(a)
Series 2024-277P Class A
08/10/2044	6.338%	12,870,000	13,599,279
COMM Mortgage Trust(a),(d),(e)
Series 2024-277P Class X
08/10/2044	0.894%	7,580,000	193,971
COMM Mortgage Trust(a),(d)
Series 2024-CBM Class A2
12/10/2041	5.867%	2,115,000	2,150,840
Series 2024-CBM Class B
12/10/2041	6.511%	1,250,000	1,278,010
COMM Mortgage Trust(d)
Subordinated Series 2015-CR27 Class B
10/10/2048	4.337%	1,000,000	976,760
Subordinated Series 2017-COR2 Class B
09/10/2050	4.206%	2,500,000	2,406,108
COMM Mortgage Trust
Subordinated Series 2016-COR1 Class B
10/10/2049	3.897%	3,000,000	2,838,890
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	2,489,022	2,414,351
Commercial Mortgage Trust
Series 2014-UBS4 Class A5
08/10/2047	3.694%	54,487	53,738
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,238,692	8,128,375
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONE Trust(a),(b)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	5.984%	1,500,000	1,499,063
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	14,800,000	13,579,148
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	3,000,000	2,892,083
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,144,333
CSAIL Commercial Mortgage Trust(d)
Subordinated Series 2018-C14 Class B
11/15/2051	5.040%	1,000,000	954,668
Subordinated Series 2020-C19 Class B
03/15/2053	3.476%	2,740,000	2,308,345
Subordinated Series 2020-C19 Class C
03/15/2053	3.733%	2,345,000	1,910,675
DBJPM Mortgage Trust(d),(e)
Series 2020-C9 Class XA
09/15/2053	1.699%	36,703,406	1,723,093
DBWF Mortgage Trust(a),(d)
Series 2016-85T Class D
12/10/2036	3.935%	2,000,000	1,891,532
DC Commercial Mortgage Trust(a)
Series 2023-DC Class A
09/12/2040	6.314%	7,175,000	7,512,546
DK Trust(a),(b)
Subordinated Series 2024-SPBX Class D
1-month Term SOFR + 2.750% Floor 1.500% 03/15/2034	7.092%	1,500,000	1,502,813
DTP Commercial Mortgage Trust(a),(d)
Series 2023-STE2 Class A
01/15/2041	6.038%	2,000,000	2,056,435
ELM Trust(a),(d)
Subordinated Series 2024-ELM Class C15
06/10/2039	6.396%	5,000,000	5,041,624
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month Term SOFR + 2.964% Floor 2.850% 07/15/2038	7.328%	2,552,687	2,551,890
Fashion Show Mall LLC(a),(d)
Series 2024-SHOW Class A
10/10/2029	5.104%	5,000,000	5,073,696
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstKey Homes Trust(a)
Series 2020-SFR1 Class A
08/17/2037	1.339%	5,848,717	5,835,515
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	3,432,000	3,409,027
Subordinated Series 2021-SFR1 Class F2
08/17/2038	3.452%	8,580,000	8,406,708
Fontainebleau Miami Beach Mortgage Trust(a),(b)
Series 2024-FBLU Class C
1-month Term SOFR + 2.150% Floor 2.150% 12/15/2039	6.513%	1,000,000	1,000,939
Series 2024-FBLU Class D
1-month Term SOFR + 2.600% Floor 2.600% 12/15/2039	6.963%	2,500,000	2,503,126
FS Rialto(a),(b)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/16/2036	5.724%	1,243,264	1,242,438
FS Rialto Issuer LLC(a),(b)
Series 2025-FL10 Class A
1-month Term SOFR + 1.385% 02/01/2030	5.738%	5,000,000	5,003,128
GAM Resecuritization Trust(a),(d)
Series 2022-FRR3 Class BK71
01/29/2052	1.988%	3,736,000	3,431,015
GAM Resecuritization Trust(a),(g)
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	40,925	40,277
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,417,926
Great Wolf Trust(a),(b)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	6.504%	4,957,000	4,977,137
Greystone CRE Notes LLC(a),(b)
Series 2025-FL4 Class A
1-month Term SOFR + 1.481% Floor 1.481% 01/15/2043	5.913%	2,500,000	2,510,416
GS Mortgage Securities Corp II(a),(d)
Series 2017-375H Class A
09/10/2037	3.591%	5,000,000	4,834,650
GS Mortgage Securities Corp. II(a)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,679,823	3,112,910
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. Trust(a),(d)
Series 2024-RVR Class A
08/10/2029	5.372%	10,100,000	10,231,456
Series 2024-RVR Class B
08/10/2029	5.723%	2,569,000	2,601,253
GS Mortgage Securities Trust(a),(d)
Series 2013-PEMB Class A
03/05/2033	3.668%	2,010,000	1,761,242
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	3,788,687	3,760,150
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,792,242
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,575,372
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,000,000	2,835,868
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,695,961
Subordinated Series 2019-GC39 Class B
05/10/2052	3.970%	1,000,000	900,580
GS Mortgage Securities Trust(d)
Subordinated Series 2015-GC30 Class AS
05/10/2050	3.777%	226,316	221,224
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class A
30-day Average SOFR + 1.700% Floor 1.700% 04/20/2037	6.193%	644,906	644,705
HTL Commercial Mortgage Trust(a),(d)
Series 2024-T53 Class A
05/10/2039	6.072%	5,500,000	5,578,770
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,055,549
Hudson Yards Mortgage Trust(a),(d)
Series 2025-SPRL Class B
01/13/2040	5.758%	3,617,000	3,753,824
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,817,781
Series 2015-HB7 Class A7
08/05/2034	3.914%	362,236	361,889
ILPT Commercial Mortgage Trust(a),(d)
Subordinated Series 2025-LPF2 Class C
07/15/2042	5.829%	2,500,000	2,542,891
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INTOWN Mortgage Trust(a),(b)
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	6.613%	1,380,000	1,376,559
Series 2025-STAY Class D
1-month Term SOFR + 2.850% Floor 2.850%, Cap 2.850% 03/15/2042	7.213%	6,600,000	6,587,641
IP Mortgage Trust(a),(d)
Series 2025-IP Class A
06/10/2042	5.250%	4,000,000	4,078,323
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30 Class A5
07/15/2048	3.822%	189,583	189,032
JPMCC_17-JP6
Series 20 17-JP6 Class A5
07/15/2050	3.490%	4,872,000	4,741,432
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	5,094,949	4,969,687
Series 2017-C7 Class A5
10/15/2050	3.409%	1,500,000	1,462,900
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,934,490
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	12,350,000
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,993,493
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-MHC Class B
1-month Term SOFR + 1.414% Floor 1.050% 04/15/2038	5.779%	1,700,000	1,700,531
Series 2025-BMS Class A
1-month Term SOFR + 1.600% 01/15/2042	5.912%	2,970,000	2,955,143
Series 2025-BMS Class B
1-month Term SOFR + 2.000% Floor 2.000% 01/15/2042	6.312%	7,000,000	6,947,469
KIND Commercial Mortgage Trust(a),(b)
Series 2024-1 Class A
1-month Term SOFR + 1.890% Floor 1.890% 08/15/2041	6.202%	2,500,000	2,502,339
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KSL Commercial Mortgage Trust(a),(b)
Series 2024-HT2 Class B
1-month Term SOFR + 2.042% Floor 2.042% 12/15/2039	6.405%	5,000,000	4,981,293
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,414,199
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	5.658%	1,500,000	1,458,742
LoanCore Issuer LLC(a),(b)
Series 2025-CRE8 Class A
1-month Term SOFR + 1.385% Floor 1.385% 08/17/2042	5.813%	2,000,000	1,999,998
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	788,608
MED Commercial Mortgage Trust(a),(b)
Series 2024-MOB Class A
1-month Term SOFR + 1.592% Floor 1.592% 05/15/2041	5.955%	5,200,000	5,171,790
MF1 LLC(a),(b)
Series 2022-FL9 Class A
1-month Term SOFR + 2.150% Floor 2.150% 06/19/2037	6.503%	2,146,002	2,146,002
Series 2025-FL17 Class A
1-month Term SOFR + 1.320% Floor 1.320% 02/18/2040	5.680%	2,850,000	2,851,783
Series 2025-FL19 Class A
1-month Term SOFR + 1.488% Floor 1.488% 05/18/2042	5.838%	3,000,000	3,007,503
Series 2025-FL20 Class A
1-month Term SOFR + 1.450% Floor 1.450% 08/18/2037	5.800%	4,250,000	4,251,327
MHP Commercial Mortgage Trust(a),(b)
Series 2025-MHIL2 Class C
1-month Term SOFR + 2.050% Floor 2.050% 09/15/2030	6.400%	1,000,000	1,000,726
Series 2025-MHIL2 Class D
1-month Term SOFR + 2.650% Floor 2.650% 09/15/2030	7.000%	1,500,000	1,501,088
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MHP MHIL(a),(b)
Subordinated Series 2022 Class E
1-month Term SOFR + 2.611% Floor 2.611% 01/15/2027	6.974%	2,400,000	2,400,001
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,394,269
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class ASB
05/15/2049	3.140%	16,510	16,474
Series 2016-C30 Class A5
09/15/2049	2.860%	3,010,000	2,949,079
Series 2017-C34 Class A4
11/15/2052	3.536%	2,285,000	2,251,334
Subordinated Series 2015-C25 Class AS
10/15/2048	4.069%	608,803	607,717
Morgan Stanley Bank of America Merrill Lynch Trust(d)
Subordinated Series 2015-C27 Class B
12/15/2047	4.620%	1,750,000	1,706,310
Subordinated Series 2015-C27 Class C
12/15/2047	4.620%	3,000,000	2,880,115
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,300,158	8,170,374
Series 2020-HR8 Class A4
07/15/2053	2.041%	1,500,000	1,347,373
Morgan Stanley Capital I Trust(d),(e)
Series 2021-L5 Class XA
05/15/2054	1.386%	31,292,076	1,444,361
MTN Commercial Mortgage Trust(a),(b)
Series 2022-LPFL Class A
1-month Term SOFR + 1.397% Floor 1.397% 03/15/2039	5.760%	2,000,000	1,998,750
NJ Trust(a),(d)
Series 2023-GSP Class A
01/06/2029	6.697%	6,800,000	7,180,708
NXPT Commercial Mortgage Trust(a),(d)
Series 2024-STOR Class B
11/01/2041	4.803%	5,000,000	4,972,051
NYC Commercial Mortgage Trust(a),(b)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	5.555%	3,500,000	3,493,126
Series 2025-3BP Class C
1-month Term SOFR + 1.892% Floor 1.892% 02/15/2042	6.234%	3,000,000	3,000,065
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ONNI Commerical Mortgage Trust(a),(d)
Series 2024-APT Class A
07/15/2039	5.753%	2,500,000	2,564,729
ORL Trust(a),(b)
Series 2024-GLKS Class C
1-month Term SOFR + 2.291% Floor 2.291% 12/15/2039	6.655%	5,000,000	5,004,697
PFP Ltd.(a),(b)
Series 2024-11 Class A
1-month Term SOFR + 1.832% Floor 1.832% 09/17/2039	6.190%	2,140,144	2,144,160
PRM Trust(a),(d)
Series 2025-PRM6 Class A
07/05/2033	4.630%	1,000,000	997,060
Series 2025-PRM6 Class C
07/05/2033	5.175%	1,000,000	997,997
Series 2025-PRM6 Class D
07/05/2033	5.867%	2,000,000	1,998,486
RFM Re-REMIC Trust(a),(h)
Subordinated Series 2022-FRR1 Class CK60
11/08/2049	0.000%	450,000	400,716
RFR Trust(a),(d)
Series 2025-SGRM Class A
03/11/2029	5.562%	8,180,000	8,378,150
SCOTT Trust(a)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,435,886
SDAL Trust(a),(b)
Series 2025-DAL Class A
1-month Term SOFR + 2.441% Floor 2.441% 04/15/2030	6.783%	1,000,000	1,009,480
SDR Commercial Mortgage Trust(a),(b)
Subordinated Series 2024-DSNY Class B
1-month Term SOFR + 1.741% Floor 1.741% 05/15/2039	6.083%	2,500,000	2,496,876
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,029,141
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	6.313%	3,850,000	3,825,937
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.913%	5,670,000	5,655,945
SREIT Trust(a),(b)
Subordinated Series 2021-MFP2 Class B
1-month Term SOFR + 1.286% Floor 1.171% 11/15/2036	5.649%	4,538,000	4,536,582
Subordinated Series 2021-PALM Class E
1-month Term SOFR + 2.024% Floor 1.910% 10/15/2034	6.388%	6,275,000	6,263,234
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
Prime Rate + -0.882% Floor 1.470% 11/15/2027	6.618%	2,124,670	1,283,981
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class B
1-month Term SOFR + 1.842% Floor 1.842% 03/15/2042	6.184%	2,500,000	2,489,550
Series 2025-DATA Class C
1-month Term SOFR + 2.092% Floor 2.042% 03/15/2042	6.434%	2,500,000	2,488,563
TCO Commercial Mortgage Trust(a),(b)
Series 2024-DPM Class A
1-month Term SOFR + 1.243% Floor 1.243% 12/15/2039	5.663%	2,535,000	2,535,000
THPT Mortgage Trust(a),(d)
Series 2023-THL Class A
12/10/2034	7.227%	4,418,311	4,492,493
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	4,698,987	4,650,706
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A4
09/15/2050	3.157%	10,065,000	9,841,648
Series 2020-C55 Class A5
02/15/2053	2.725%	3,407,709	3,176,690
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	7,129,150
Subordinated Series 2021-C59 Class C
04/15/2054	3.284%	2,590,000	2,132,404
Wells Fargo Commercial Mortgage Trust(d),(e)
Series 2021-C59 Class XA
04/15/2054	1.620%	20,071,017	1,202,972
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-C60 Class XA
08/15/2054	1.617%	3,997,549	257,976
Wells Fargo Commercial Mortgage Trust(d)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	5,085,666
Series 2025-5C5 Class C
07/15/2058	6.014%	1,250,000	1,265,453
Subordinated Series 2016-C33 Class B
03/15/2059	4.506%	3,005,000	2,971,823
Subordinated Series 2017-C41 Class B
11/15/2050	4.188%	1,690,000	1,605,887
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2024-1CHI Class A
07/15/2035	5.308%	6,000,000	6,077,783
Series 2025-VTT Class C
03/15/2038	6.029%	2,500,000	2,514,306
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2025-B33RP Class A
1-month Term SOFR + 1.350% Floor 1.350% 08/15/2042	5.700%	5,000,000	5,003,110
Series 2025-DWHP Class B
1-month Term SOFR + 2.841% Floor 2.841% 04/15/2038	7.204%	2,000,000	2,003,295
WFLD Mortgage Trust(a),(d)
Series 2014-MONT Class A
08/10/2031	3.880%	917,797	862,880
WHARF Commercial Mortgage Trust(a),(d)
Series 2025-DC Class A
07/15/2040	5.528%	5,000,000	5,138,360
WSTN Trust(a),(d)
Series 2023-MAUI Class A
07/05/2037	6.518%	2,500,000	2,556,682
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $977,447,113)			971,991,616

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(i),(j),(k),(l)	59,381	861,025
Total Communication Services		861,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(j),(l)	1,728	35
Total Energy		35
Financials 0.0%
Financial Services 0.0%
DSG TopCo, Inc.(j)	54,244	786,538
Total Financials		786,538
Total Common Stocks (Cost $184,363)		1,647,598

Convertible Bonds(f) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Banking 0.0%
Lloyds Banking Group PLC(m),(n)
	8.000%		1,395,000	1,494,956
UBS Group AG(a),(m),(n)
	9.250%		594,000	650,513
	9.250%		325,000	381,613
Total				2,527,082
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	1,400,000	1,606,100
Technology 0.0%
Worldline SA(a),(h)
07/30/2026	0.000%	EUR	2,415,912	2,730,274
Total Convertible Bonds (Cost $6,206,062)				6,863,456

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(i),(k),(l)	6.750%	3,868	38,680
Total Communication Services			38,680
Total Convertible Preferred Stocks (Cost $38,680)			38,680
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025

Corporate Bonds & Notes(f) 25.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
BAE Systems PLC(a)
03/26/2029	5.125%	1,428,000	1,472,702
04/15/2030	3.400%	690,000	665,733
Boeing Co. (The)
02/04/2026	2.196%	13,505,000	13,370,563
02/01/2031	3.625%	2,375,000	2,267,492
02/01/2035	3.250%	4,659,000	3,974,634
03/01/2047	3.650%	1,060,000	747,131
03/01/2048	3.625%	3,800,000	2,660,978
05/01/2049	3.900%	2,010,000	1,459,901
05/01/2054	6.858%	139,000	152,531
08/01/2059	3.950%	3,500,000	2,413,217
05/01/2060	5.930%	634,000	608,488
05/01/2064	7.008%	808,000	895,500
Bombardier, Inc.(a)
04/15/2027	7.875%	559,000	561,612
02/01/2029	7.500%	375,000	391,653
07/01/2031	7.250%	1,020,000	1,075,304
06/15/2033	6.750%	475,000	494,427
General Electric Co.(b)
3-month Term SOFR + 0.742% 08/15/2036	4.953%	5,380,000	5,078,093
Goat Holdco LLC(a)
02/01/2032	6.750%	695,000	707,604
HEICO Corp.
08/01/2028	5.250%	1,436,000	1,475,544
Huntington Ingalls Industries, Inc.
08/16/2028	2.043%	6,666,000	6,247,942
05/01/2030	4.200%	2,213,000	2,183,889
L3Harris Technologies, Inc.
06/01/2029	5.050%	690,000	708,328
Lockheed Martin Corp.
08/15/2030	4.400%	4,110,000	4,143,001
05/15/2036	4.500%	890,000	857,505
TransDigm, Inc.(a)
01/31/2034	6.750%	775,000	800,152
United Technologies Corp.
11/16/2038	4.450%	608,000	562,508
Total			55,976,432
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	55,641	54,404
Series 2016-1 Class AA
07/15/2029	3.575%	326,003	317,838
Series 2016-2 Class AA
06/15/2028	3.200%	378,161	363,963
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-2 Class AA
10/15/2029	3.350%	1,050,976	1,004,846
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	1,050,000	1,056,110
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	4,731,955	4,522,791
Delta Air Lines, Inc.
07/10/2030	5.250%	1,358,000	1,385,454
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	7,234,857	7,277,376
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,684,025
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	4,472,663	4,581,709
United Airlines, Inc.(a)
04/15/2026	4.375%	2,775,000	2,766,465
04/15/2029	4.625%	727,000	716,141
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	277,320	283,246
Total			26,014,368
Apartment REIT 0.1%
American Homes 4 Rent LP
02/15/2028	4.250%	210,000	209,672
04/15/2032	3.625%	219,000	203,582
02/01/2034	5.500%	1,426,000	1,461,457
07/15/2051	3.375%	755,000	493,702
04/15/2052	4.300%	1,270,000	977,700
Camden Property Trust
11/03/2026	5.850%	1,089,000	1,108,667
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	658,000	621,326
08/15/2031	2.000%	2,544,000	2,188,621
08/15/2033	5.500%	545,000	559,575
Mid-America Apartments LP
02/15/2032	5.300%	766,000	796,717
Total			8,621,019
Automotive 1.1%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	600,000	601,625
American Honda Finance Corp.
01/12/2028	4.700%	1,160,000	1,175,167
11/15/2028	5.650%	581,000	606,046
10/23/2031	4.850%	1,487,000	1,506,426
BMW US Capital LLC(a)
03/21/2030	5.050%	673,000	692,042
08/11/2035	5.200%	2,640,000	2,626,455
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BorgWarner, Inc.
08/15/2034	5.400%	433,000	440,621
Cummins, Inc.
05/09/2035	5.300%	3,250,000	3,319,623
Daimler Truck Finance North America LLC(a)
10/12/2030	4.650%	4,060,000	4,073,330
01/13/2035	5.625%	2,825,000	2,899,237
Dana, Inc.
06/15/2028	5.625%	800,000	799,369
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	3,945,312
09/11/2029	4.420%	980,000	983,589
Ford Motor Co.
02/12/2032	3.250%	928,000	795,164
01/15/2043	4.750%	836,000	646,367
Ford Motor Credit Co. LLC
11/13/2025	3.375%	1,000,000	996,603
08/10/2026	2.700%	3,625,000	3,552,422
05/17/2027	5.850%	1,515,000	1,530,936
08/17/2027	4.125%	1,786,000	1,752,435
05/12/2028	6.800%	450,000	467,130
03/08/2029	5.800%	6,615,000	6,688,991
05/03/2029	5.113%	1,005,000	991,028
06/17/2031	3.625%	951,000	855,793
General Motors Co.
10/01/2025	6.125%	271,000	271,139
04/15/2030	5.625%	3,230,000	3,337,218
04/01/2035	5.000%	4,415,000	4,217,875
10/02/2043	6.250%	308,000	303,994
General Motors Financial Co., Inc.
10/10/2025	6.050%	3,385,000	3,389,114
03/01/2026	5.250%	1,855,000	1,858,395
04/04/2028	5.050%	2,615,000	2,657,008
06/23/2028	5.800%	1,850,000	1,915,014
10/15/2028	2.400%	2,820,000	2,659,757
07/15/2029	5.550%	3,555,000	3,664,386
10/06/2029	4.900%	1,399,000	1,410,033
06/21/2030	3.600%	1,710,000	1,623,759
01/08/2031	2.350%	1,295,000	1,140,542
01/07/2034	6.100%	387,000	401,322
01/07/2035	5.900%	2,273,000	2,307,596
07/15/2035	6.150%	1,047,000	1,075,893
Honda Motor Co., Ltd.
07/08/2030	4.688%	8,767,000	8,849,457
07/08/2035	5.337%	3,189,000	3,205,915
Hyundai Capital America(a)
06/26/2028	5.680%	907,000	937,038
09/21/2028	6.100%	4,184,000	4,375,537
01/16/2029	6.500%	928,000	984,208
06/24/2029	5.300%	1,047,000	1,074,695
03/27/2030	5.150%	5,444,000	5,560,550
03/29/2032	5.400%	1,639,000	1,682,002
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/23/2032	5.400%		4,465,000	4,582,057
LKQ Corp.
06/15/2028	5.750%		3,405,000	3,516,615
Mercedes-Benz Finance North America LLC(a)
08/01/2029	4.800%		1,100,000	1,122,500
Nissan Motor Acceptance Co. LLC(a)
09/13/2029	5.550%		3,255,000	3,214,161
Stellantis Finance US, Inc.(a)
03/18/2035	6.450%		3,070,000	3,094,044
Tenneco, Inc.(a)
11/17/2028	8.000%		4,525,000	4,526,139
Toyota Motor Corp.
06/30/2030	4.450%		1,942,000	1,961,219
Toyota Motor Credit Corp.
10/08/2027	4.350%		1,216,000	1,224,851
08/09/2029	4.550%		839,000	851,694
05/15/2030	4.800%		1,691,000	1,730,201
11/20/2030	5.550%		609,000	644,861
01/09/2035	5.350%		707,000	730,951
Volkswagen Financial Services AG(a)
11/19/2031	3.875%	EUR	4,500,000	5,337,038
Volkswagen Group of America Finance LLC(a)
03/22/2027	5.300%		2,511,000	2,542,299
03/22/2029	5.250%		6,355,000	6,480,883
11/16/2030	6.450%		1,588,000	1,708,274
03/25/2032	5.650%		360,000	368,622
03/27/2035	5.800%		440,000	448,310
Volkswagen International Finance NV(a),(m),(n)
	7.875%	EUR	1,400,000	1,873,582
ZF North America Capital, Inc.(a)
04/14/2030	7.125%		1,350,000	1,340,792
Total				148,147,251
Banking 6.4%
ABN AMRO Bank NV(a),(n)
09/18/2027	6.339%		6,900,000	7,035,618
Subordinated
03/13/2037	3.324%		641,000	574,180
Ally Financial, Inc.(n)
05/15/2029	5.737%		2,145,000	2,200,643
01/17/2031	5.543%		1,645,000	1,682,932
07/31/2033	5.548%		8,280,000	8,329,001
American Express Co.(n)
02/16/2028	5.098%		1,043,000	1,055,397
07/27/2029	5.282%		1,860,000	1,918,024
04/25/2030	5.532%		1,094,000	1,141,816
07/20/2033	4.918%		6,340,000	6,417,704
ANZ New Zealand International Ltd.(a)
08/14/2028	5.355%		4,595,000	4,758,065
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco de Credito del Peru SA(a),(n)
Subordinated
07/30/2035	6.450%	1,130,000	1,178,298
Banco Santander SA(n)
03/14/2030	5.538%	4,000,000	4,149,351
Subordinated
11/22/2032	3.225%	3,400,000	3,083,758
Bank of America Corp.(n)
07/22/2027	1.734%	13,400,000	13,093,856
04/27/2028	4.376%	309,000	309,687
12/20/2028	3.419%	682,000	669,934
03/05/2029	3.970%	1,772,000	1,761,136
06/14/2029	2.087%	11,280,000	10,656,173
09/15/2029	5.819%	1,190,000	1,243,789
07/23/2030	3.194%	34,139,000	32,773,125
10/22/2030	2.884%	536,000	506,837
01/24/2031	5.162%	206,000	212,630
02/13/2031	2.496%	8,712,000	8,042,624
04/29/2031	2.592%	4,092,000	3,784,413
07/23/2031	1.898%	293,000	260,481
10/24/2031	1.922%	3,775,000	3,333,104
04/22/2032	2.687%	617,000	559,639
07/21/2032	2.299%	785,000	692,577
10/20/2032	2.572%	7,182,000	6,408,778
09/15/2034	5.872%	1,655,000	1,755,217
05/09/2036	5.464%	850,000	873,188
Subordinated
10/25/2035	5.518%	1,754,000	1,769,095
02/12/2036	5.744%	1,597,000	1,636,448
Bank of America Corp.
Subordinated
03/03/2026	4.450%	2,000,000	1,999,884
Bank of America NA
08/18/2026	5.526%	5,575,000	5,645,751
Bank of Montreal(n)
01/27/2029	5.004%	2,715,000	2,769,025
09/10/2030	4.640%	2,103,000	2,130,744
Bank of New York Mellon Corp. (The)(n)
04/26/2027	4.947%	2,770,000	2,782,695
02/11/2031	4.942%	3,515,000	3,610,420
06/06/2036	5.316%	538,000	550,687
Bank of New Zealand(a)
01/27/2027	2.285%	2,140,000	2,086,863
Bank of Nova Scotia (The)(n)
11/10/2032	4.740%	2,057,000	2,077,713
Banque Federative du Credit Mutuel SA(a)
01/26/2026	4.935%	1,732,000	1,734,100
02/16/2028	5.194%	2,760,000	2,820,697
10/16/2028	4.591%	1,431,000	1,443,768
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC(n)
02/25/2031	5.367%	8,516,000	8,783,033
03/10/2032	2.667%	12,020,000	10,827,600
Barclays PLC
Subordinated
05/09/2028	4.836%	995,000	999,325
BNP Paribas SA(a),(n)
09/30/2028	1.904%	3,535,000	3,357,508
06/12/2029	5.335%	1,815,000	1,863,030
11/19/2030	5.283%	1,555,000	1,593,422
05/09/2031	5.085%	1,345,000	1,366,774
04/19/2032	2.871%	5,455,000	4,942,021
01/20/2033	3.132%	6,240,000	5,619,986
BPCE SA(a)
01/11/2028	3.250%	460,000	449,771
05/30/2029	5.281%	1,920,000	1,976,394
BPCE SA(a),(n)
01/18/2030	5.716%	820,000	847,614
01/14/2031	5.876%	4,025,000	4,194,323
CaixaBank SA(a),(n)
03/15/2030	5.673%	620,000	644,344
07/03/2031	4.885%	3,875,000	3,922,505
Canadian Imperial Bank of Commerce(n)
03/30/2029	4.857%	5,150,000	5,225,661
Capital One Financial Corp.(n)
10/29/2027	7.149%	3,985,000	4,105,827
11/02/2027	1.878%	725,000	704,506
06/08/2029	6.312%	485,000	509,086
Citibank NA(n)
11/19/2027	4.876%	3,335,000	3,359,887
Citibank NA
05/29/2030	4.914%	1,710,000	1,755,465
Citigroup, Inc.(m),(n)
	6.875%	850,000	866,657
	7.125%	8,040,000	8,249,930
Citigroup, Inc.(n)
06/09/2027	1.462%	20,000	19,552
05/07/2028	4.643%	9,085,000	9,132,981
11/05/2030	2.976%	13,020,000	12,306,041
01/29/2031	2.666%	5,550,000	5,147,312
05/01/2032	2.561%	4,520,000	4,058,994
01/25/2033	3.057%	2,800,000	2,528,349
06/11/2035	5.449%	2,015,000	2,067,948
03/27/2036	5.333%	1,335,000	1,349,002
Citigroup, Inc.
07/23/2048	4.650%	375,000	324,074
Citizens Financial Group, Inc.(n)
03/05/2031	5.253%	2,850,000	2,914,947
Subordinated
05/21/2037	5.641%	2,065,000	2,075,218
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CoBank ACB(n)
12/31/2079	7.125%	403,000	412,936
Comerica, Inc.(n)
01/30/2030	5.982%	1,535,000	1,591,849
Commonwealth Bank of Australia
03/14/2028	4.423%	2,715,000	2,747,479
Cooperatieve Rabobank UA(a),(n)
02/24/2027	1.106%	2,165,000	2,131,628
05/27/2031	4.990%	6,560,000	6,695,037
01/21/2033	5.710%	2,578,000	2,710,360
Credit Agricole SA(a),(n)
01/09/2029	5.230%	4,830,000	4,915,739
Credit Suisse AG
08/07/2026	1.250%	289,000	281,343
07/09/2027	5.000%	2,611,000	2,653,851
Credit Suisse Group AG(a),(n)
05/14/2032	3.091%	2,210,000	2,033,921
Danske Bank A/S(a),(n)
09/22/2026	6.259%	4,875,000	4,878,445
03/01/2030	5.705%	844,000	880,915
10/02/2030	4.613%	683,000	687,322
03/04/2031	5.019%	4,660,000	4,752,519
Deutsche Bank AG(n)
01/10/2029	5.373%	1,200,000	1,226,094
05/09/2031	5.297%	5,525,000	5,659,847
08/04/2031	4.950%	2,935,000	2,958,710
Subordinated
01/14/2032	3.729%	2,000,000	1,871,946
Deutsche Bank AG
05/10/2029	5.414%	2,078,000	2,163,237
DNB Bank ASA(a),(n)
09/16/2026	1.127%	3,950,000	3,943,848
11/05/2030	4.853%	2,748,000	2,806,804
Federation des Caisses Desjardins du Quebec(a)
03/14/2028	5.700%	2,210,000	2,294,846
04/26/2029	5.250%	1,791,000	1,852,849
08/26/2030	4.565%	3,485,000	3,504,670
Fifth Third Bancorp(n)
04/25/2033	4.337%	2,362,000	2,284,165
Fifth Third Bank NA(n)
01/28/2028	4.967%	2,105,000	2,126,195
First Citizens BancShares, Inc.(n)
Subordinated
03/12/2040	6.254%	274,000	275,588
Goldman Sachs Bank(n)
03/18/2027	5.283%	1,012,000	1,016,564
Goldman Sachs Bank USA(n)
05/21/2027	5.414%	4,680,000	4,714,127
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(m),(n)
	3.650%	2,135,000	2,088,406
Goldman Sachs Group, Inc. (The)(n)
03/09/2027	1.431%	10,992,000	10,821,287
02/24/2028	2.640%	3,320,000	3,240,185
10/24/2029	6.484%	546,000	580,822
04/25/2030	5.727%	546,000	571,182
07/23/2030	5.049%	4,210,000	4,309,330
04/22/2032	2.615%	12,585,000	11,358,565
07/21/2032	2.383%	10,475,000	9,276,086
07/23/2035	5.330%	564,000	573,875
10/23/2035	5.016%	4,611,000	4,581,748
01/28/2036	5.536%	455,000	469,265
01/28/2056	5.734%	2,563,000	2,556,287
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	415,000	373,051
HSBC Holdings PLC(n)
05/17/2028	5.597%	775,000	791,057
09/22/2028	2.013%	2,929,000	2,795,157
11/19/2028	5.130%	3,700,000	3,759,778
08/17/2029	2.206%	1,403,000	1,321,583
05/13/2031	5.240%	4,550,000	4,676,177
05/24/2032	2.804%	1,829,000	1,650,995
HSBC USA, Inc.
06/03/2028	4.650%	2,380,000	2,413,610
Huntington Bancshares, Inc.(n)
08/21/2029	6.208%	4,040,000	4,257,355
01/15/2031	5.272%	1,370,000	1,412,289
Subordinated
11/18/2039	6.141%	1,419,000	1,462,321
Huntington National Bank (The)(n)
04/12/2028	4.871%	1,249,000	1,260,367
ING Groep NV(n)
03/25/2029	4.858%	1,355,000	1,373,242
03/25/2031	5.066%	1,200,000	1,228,663
Intesa Sanpaolo SpA(a),(n)
Subordinated
06/01/2032	4.198%	1,100,000	1,029,534
JPMorgan Chase & Co.(b),(m)
3-month Term SOFR + 2.745%	7.036%	2,993,000	2,999,400
JPMorgan Chase & Co.(n)
02/04/2027	1.040%	6,990,000	6,891,117
04/22/2027	1.578%	12,742,000	12,522,422
09/22/2027	1.470%	1,633,000	1,586,289
02/24/2028	2.947%	4,120,000	4,045,192
04/22/2028	5.571%	1,190,000	1,215,388
01/23/2029	3.509%	10,345,000	10,189,588
06/01/2029	2.069%	2,227,000	2,106,107
12/05/2029	4.452%	1,404,000	1,414,524
01/23/2030	5.012%	885,000	905,951
04/22/2030	5.581%	1,050,000	1,096,471
07/22/2030	4.995%	813,000	833,697
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/15/2030	2.739%	2,352,000	2,216,050
10/22/2030	4.603%	1,275,000	1,288,585
01/24/2031	5.140%	305,000	314,484
02/04/2032	1.953%	190,000	167,154
04/22/2032	2.580%	7,675,000	6,941,959
11/08/2032	2.545%	5,750,000	5,126,341
01/25/2033	2.963%	2,380,000	2,158,218
04/22/2035	5.766%	610,000	644,474
10/22/2035	4.946%	2,230,000	2,217,692
01/24/2036	5.502%	510,000	526,740
04/22/2036	5.572%	4,179,000	4,346,173
11/15/2048	3.964%	2,475,000	1,968,547
04/22/2051	3.109%	52,000	34,733
Subordinated
07/23/2036	5.576%	7,885,000	8,048,864
KBC Group NV(a),(n)
10/16/2030	4.932%	2,095,000	2,132,989
KeyCorp(n)
03/06/2035	6.401%	4,925,000	5,288,937
Lloyds Banking Group PLC(n)
06/13/2029	4.818%	4,340,000	4,400,528
M&T Bank Corp.(n)
07/08/2031	5.179%	2,720,000	2,779,964
Subordinated
07/30/2035	5.400%	5,481,000	5,517,081
Mitsubishi UFJ Financial Group, Inc.(n)
01/16/2031	5.197%	600,000	619,064
04/24/2036	5.615%	4,263,000	4,444,956
Mizuho Financial Group, Inc.(n)
07/06/2029	5.778%	4,740,000	4,935,255
07/08/2031	5.047%	6,620,000	6,688,658
Morgan Stanley
07/27/2026	3.125%	583,000	577,911
Subordinated
09/08/2026	4.350%	9,045,000	9,055,697
Morgan Stanley(n)
12/10/2026	0.985%	510,000	504,933
05/04/2027	1.593%	2,792,000	2,739,509
07/20/2027	1.512%	505,000	492,468
01/21/2028	2.475%	820,000	800,294
07/22/2028	3.591%	4,485,000	4,430,206
10/18/2028	6.296%	803,000	836,986
01/24/2029	3.772%	4,315,000	4,270,718
04/20/2029	5.164%	1,499,000	1,532,746
07/20/2029	5.449%	2,410,000	2,487,612
01/23/2030	4.431%	2,885,000	2,897,637
07/19/2030	5.042%	573,000	587,064
10/18/2030	4.654%	6,945,000	7,011,814
01/15/2031	5.230%	4,170,000	4,302,613
04/17/2031	5.192%	713,000	735,151
02/13/2032	1.794%	510,000	442,353
04/28/2032	1.928%	1,899,000	1,647,859
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/21/2032	2.239%	8,760,000	7,693,974
10/20/2032	2.511%	2,605,000	2,310,814
01/21/2033	2.943%	4,485,000	4,041,861
04/21/2034	5.250%	3,865,000	3,947,403
04/19/2035	5.831%	2,315,000	2,440,543
01/18/2036	5.587%	2,450,000	2,532,862
04/17/2036	5.664%	3,852,000	4,008,963
04/22/2039	4.457%	165,000	153,700
Subordinated
09/16/2036	2.484%	607,000	525,800
Morgan Stanley Private Bank NA(n)
07/18/2031	4.734%	5,400,000	5,476,670
National Bank of Canada
12/18/2028	5.600%	1,263,000	1,316,173
10/10/2029	4.500%	4,260,000	4,286,094
Nationwide Building Society(a),(n)
07/14/2029	4.649%	3,640,000	3,670,634
Nationwide Building Society(a)
07/29/2029	5.127%	5,625,000	5,793,280
NatWest Group PLC(n)
03/01/2035	5.778%	968,000	1,011,401
NatWest Markets PLC(a)
03/21/2028	4.789%	4,870,000	4,957,730
05/17/2029	5.410%	1,651,000	1,713,666
PNC Financial Services Group, Inc. (The)(n)
06/12/2029	5.582%	3,120,000	3,235,849
10/28/2033	6.037%	1,261,000	1,351,347
10/20/2034	6.875%	880,000	987,852
07/21/2036	5.373%	232,000	235,656
Regions Bank
Subordinated
06/26/2037	6.450%	670,000	723,916
Royal Bank of Canada(n)
08/06/2029	4.498%	9,250,000	9,334,146
08/02/2030	4.969%	808,000	825,414
10/18/2030	4.650%	1,337,000	1,349,274
02/04/2031	5.153%	3,728,000	3,838,767
05/02/2031	4.970%	980,000	1,003,235
Royal Bank of Scotland Group PLC(n)
01/27/2030	5.076%	799,000	816,475
Santander UK Group Holdings PLC(n)
06/14/2027	1.673%	1,762,000	1,724,098
Skandinaviska Enskilda Banken AB(a),(c)
09/03/2030	4.500%	6,220,000	6,234,648
Societe Generale SA(a)
02/19/2027	5.250%	1,110,000	1,121,093
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Societe Generale SA(a),(n)
05/22/2031	5.512%	5,385,000	5,503,427
06/09/2032	2.889%	480,000	427,962
01/21/2033	3.337%	10,380,000	9,340,857
04/13/2033	6.100%	2,130,000	2,225,721
Standard Chartered PLC(a),(n)
05/13/2031	5.244%	1,025,000	1,051,101
08/12/2036	5.400%	8,655,000	8,643,174
State Street Corp.
02/28/2030	4.729%	744,000	760,622
State Street Corp.(n)
10/22/2032	4.675%	1,333,000	1,348,531
Subordinated
11/01/2034	3.031%	2,562,000	2,402,696
Sumitomo Mitsui Financial Group, Inc.
07/16/2029	3.040%	625,000	597,033
04/15/2030	5.240%	1,252,000	1,298,258
07/09/2031	5.424%	1,349,000	1,412,416
01/15/2032	5.454%	782,000	818,381
Sumitomo Mitsui Financial Group, Inc.(n)
07/08/2031	4.660%	6,320,000	6,394,541
Sumitomo Mitsui Trust Bank Ltd.(a)
03/07/2027	5.200%	3,575,000	3,631,952
Svenska Handelsbanken AB(a)
05/23/2028	4.375%	4,840,000	4,891,588
Swedbank AB(a)
09/12/2026	6.136%	3,305,000	3,368,014
03/14/2029	5.407%	3,135,000	3,248,234
Synchrony Financial(n)
08/02/2030	5.935%	2,560,000	2,652,009
03/06/2031	5.450%	1,685,000	1,717,034
07/29/2036	6.000%	570,000	576,227
Toronto-Dominion Bank (The)
06/02/2028	4.574%	10,565,000	10,689,888
01/30/2032	5.298%	1,158,000	1,203,086
Truist Bank(n)
07/24/2028	4.420%	5,535,000	5,551,221
Truist Financial Corp.(n)
03/02/2027	1.267%	280,000	275,759
10/30/2029	7.161%	2,365,000	2,567,014
01/24/2030	5.435%	2,436,000	2,523,070
05/20/2031	5.071%	3,920,000	4,012,559
10/28/2033	6.123%	464,000	495,459
06/08/2034	5.867%	776,000	815,289
U.S. Bancorp(m),(n)
Junior Subordinated
	5.300%	2,980,000	2,973,188
UBS Group AG(a),(n)
01/30/2027	1.364%	712,000	702,974
08/10/2027	1.494%	460,000	447,862
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
UniCredit SpA(a),(n)
09/22/2026	2.569%		5,195,000	5,188,555
US Bank NA(n)
10/22/2027	4.507%		6,815,000	6,833,107
Wells Fargo & Co.(n)
05/22/2028	3.584%		273,000	270,031
06/02/2028	2.393%		9,378,000	9,091,999
07/25/2028	4.808%		14,890,000	15,050,953
07/25/2029	5.574%		1,360,000	1,409,682
10/23/2029	6.303%		5,615,000	5,951,732
02/11/2031	2.572%		6,775,000	6,272,674
03/02/2033	3.350%		4,755,000	4,384,888
07/25/2033	4.897%		2,740,000	2,755,762
10/23/2034	6.491%		233,000	256,066
01/23/2035	5.499%		753,000	776,540
12/03/2035	5.211%		7,920,000	7,989,524
04/23/2036	5.605%		7,668,000	7,956,217
04/30/2041	3.068%		4,650,000	3,539,402
Westpac New Zealand Ltd.(a)
02/26/2027	5.132%		1,331,000	1,349,685
Total				864,188,468
Brokerage/Asset Managers/Exchanges 0.5%
Apollo Global Management, Inc.
08/12/2035	5.150%		1,915,000	1,906,611
BGC Group, Inc.(a)
04/02/2030	6.150%		1,415,000	1,447,302
Blackrock, Inc.
07/18/2035	3.750%	EUR	2,430,000	2,899,457
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%		373,000	348,143
01/10/2030	2.500%		130,000	120,975
01/30/2032	2.000%		1,846,000	1,574,670
Brookfield Finance, Inc.
06/02/2026	4.250%		791,000	790,067
Cantor Fitzgerald LP(a)
12/12/2028	7.200%		2,300,000	2,462,715
Charles Schwab Corp. (The)(n)
11/17/2029	6.196%		441,000	469,165
Citadel Securities Global Holdings LLC(a)
06/18/2030	5.500%		1,240,000	1,267,775
CME Group, Inc.
03/15/2030	4.400%		2,010,000	2,031,190
Depository Trust & Clearing Corp. (The)(a),(m),(n)
	3.375%		673,000	656,680
EQT AB(a)
05/08/2035	5.850%		1,142,000	1,171,166
Focus Financial Partners LLC(a)
09/15/2031	6.750%		1,015,000	1,049,499
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,075,000	2,028,794
Intercontinental Exchange, Inc.
06/15/2030	2.100%	1,841,000	1,670,838
Jane Street Group/Finance, Inc.(a)
05/01/2033	6.750%	1,280,000	1,324,373
Jane Street Group/JSG Finance, Inc.(a)
04/30/2031	7.125%	800,000	837,147
Jefferies Financial Group, Inc.
07/21/2028	5.875%	3,660,000	3,815,643
KKR & Co., Inc.
08/07/2035	5.100%	8,390,000	8,326,640
LPL Holdings, Inc.
05/20/2027	5.700%	834,000	850,030
03/15/2030	5.200%	1,259,000	1,286,404
06/15/2030	5.150%	4,167,000	4,249,566
Marex Group PLC
05/08/2028	5.829%	2,900,000	2,939,958
11/04/2029	6.404%	3,040,000	3,131,772
MSD Investment Corp.(a)
05/31/2030	6.250%	1,245,000	1,262,849
National Securities Clearing Corp.(a)
05/20/2030	4.700%	842,000	859,242
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,919,097
07/14/2031	2.608%	1,100,000	985,651
Nuveen LLC(a)
01/15/2030	5.550%	871,000	911,755
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,673,926
TPG Operating Group II LP
01/15/2036	5.375%	4,755,000	4,730,324
VFH Parent LLC/Valor Co-Issuer, Inc.(a)
06/15/2031	7.500%	645,000	678,927
Total			69,678,351
Building Materials 0.1%
AmeriTex HoldCo Intermediate LLC(a)
08/15/2033	7.625%	745,000	769,212
Camelot Return Merger Sub, Inc.(a)
08/01/2028	8.750%	1,544,000	1,485,167
Cemex SAB de CV(a),(m),(n)
Subordinated
	7.200%	950,000	980,591
CRH SMW Finance DAC
05/21/2029	5.200%	980,000	1,011,212
Fortune Brands Home & Security, Inc.
03/25/2032	4.000%	498,000	473,032
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fortune Brands Innovations, Inc.
09/15/2029	3.250%	2,213,000	2,116,710
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,005,000	2,786,208
07/15/2031	2.400%	375,000	334,389
Mohawk Industries, Inc.
09/18/2028	5.850%	245,000	255,897
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	2,190,000	2,258,387
03/01/2033	6.750%	190,000	196,835
Smyrna Ready Mix Concrete LLC(a)
11/15/2031	8.875%	650,000	693,724
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	310,000	320,072
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,180,000	3,048,224
Total			16,729,660
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	100,000	99,197
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,000,000	1,829,603
Charter Communications Operating LLC
06/01/2034	6.550%	1,509,000	1,600,117
12/01/2061	4.400%	300,000	204,118
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	6,050,000	5,626,409
06/01/2029	6.100%	4,803,000	5,046,467
04/01/2031	2.800%	290,000	261,032
03/01/2042	3.500%	520,000	369,195
10/23/2045	6.484%	2,580,000	2,508,083
05/01/2047	5.375%	1,711,000	1,454,998
04/01/2048	5.750%	660,000	588,523
03/01/2050	4.800%	2,521,000	1,948,769
04/01/2051	3.700%	1,670,000	1,074,727
06/01/2052	3.900%	1,458,000	964,186
04/01/2053	5.250%	854,000	697,399
04/01/2061	3.850%	289,000	176,221
Comcast Corp.
02/01/2030	2.650%	500,000	468,533
01/15/2031	1.950%	450,000	398,603
02/15/2031	1.500%	484,000	417,282
06/01/2034	5.300%	424,000	436,358
07/15/2036	3.200%	232,000	195,243
03/01/2038	3.900%	246,000	214,060
02/01/2050	3.450%	1,900,000	1,290,448
06/01/2054	5.650%	345,000	330,579
05/15/2055	6.050%	1,335,000	1,350,708
05/15/2064	5.500%	327,000	300,508
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cox Communications, Inc.(a)
10/01/2030	1.800%	562,000	489,394
09/01/2034	5.450%	10,310,000	10,169,400
09/01/2054	5.950%	5,165,000	4,681,619
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	3,416,703
02/01/2028	5.375%	850,000	783,275
01/31/2029	11.750%	3,659,000	3,358,118
02/01/2029	6.500%	3,041,000	2,394,805
01/15/2030	5.750%	1,706,000	800,444
12/01/2030	4.125%	500,000	329,040
12/01/2030	4.625%	2,225,000	976,509
02/15/2031	3.375%	400,000	255,944
DISH DBS Corp.
07/01/2026	7.750%	2,039,000	1,982,430
07/01/2028	7.375%	600,000	543,054
06/01/2029	5.125%	750,000	618,405
DISH Network Corp.(a)
11/15/2027	11.750%	3,516,000	3,718,932
EchoStar Corp.
11/30/2029	10.750%	3,720,800	4,005,399
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	1,085,000	1,085,387
Time Warner Cable LLC
11/15/2040	5.875%	1,980,000	1,892,223
09/01/2041	5.500%	2,946,000	2,658,522
09/15/2042	4.500%	1,770,000	1,401,007
Viasat, Inc.(a)
04/15/2027	5.625%	1,065,000	1,062,835
Total			76,474,811
Chemicals 0.3%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	356,000	277,289
01/31/2030	4.500%	907,000	639,778
01/12/2031	8.500%	5,224,000	3,983,034
Cabot Corp.
07/01/2029	4.000%	1,810,000	1,789,955
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,114,078
06/01/2043	4.950%	1,700,000	1,520,162
DowDuPont, Inc.
11/15/2028	4.725%	5,440,000	5,542,923
Eastman Chemical Co.
08/01/2029	5.000%	2,330,000	2,372,787
FMC Corp.
10/01/2029	3.450%	1,005,000	950,567
10/01/2049	4.500%	340,000	253,177
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	455,000	431,855
11/01/2030	2.300%	5,075,000	4,536,509
11/15/2040	3.268%	365,000	273,240
LYB International Finance III LLC
03/01/2034	5.500%	4,025,000	4,003,421
Nufarm Australia Ltd./Americas, Inc.(a)
01/27/2030	5.000%	740,000	683,778
Nutrien Ltd.
11/07/2025	5.950%	407,000	407,693
12/01/2036	5.875%	86,000	89,618
Olin Corp.(a)
04/01/2033	6.625%	1,000,000	998,738
Olympus Water US Holding Corp.(a)
11/15/2028	9.750%	3,025,000	3,172,327
Parkland Corp.(a)
08/15/2032	6.625%	805,000	829,146
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	380,000	386,371
08/15/2033	6.250%	230,000	237,750
Sasol Financing USA LLC
09/27/2028	6.500%	2,550,000	2,482,760
Sherwin-Williams Co. (The)
08/15/2035	5.150%	2,500,000	2,517,795
Sociedad Quimica y Minera de Chile SA(a)
09/10/2034	5.500%	1,825,000	1,809,473
Total			43,304,224
Construction Machinery 0.2%
AGCO Corp.
03/21/2027	5.450%	894,000	906,211
Alta Equipment Group, Inc.(a)
06/01/2029	9.000%	1,085,000	1,032,132
Caterpillar Financial Services Corp.
08/16/2029	4.375%	700,000	710,060
Caterpillar, Inc.
05/15/2035	5.200%	1,419,000	1,454,365
CNH Industrial Capital LLC
03/21/2028	4.750%	2,345,000	2,371,369
01/12/2029	5.500%	1,212,000	1,255,438
04/20/2029	5.100%	1,332,000	1,365,904
Herc Holdings, Inc.(a)
06/15/2030	7.000%	1,150,000	1,196,822
06/15/2033	7.250%	525,000	550,566
John Deere Capital Corp.
06/11/2029	4.850%	861,000	885,511
06/10/2030	4.700%	1,909,000	1,956,282
03/07/2031	4.900%	1,571,000	1,619,473
09/08/2031	4.400%	1,079,000	1,084,446
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Maxim Crane Works Holdings Capital LLC(a)
09/01/2028	11.500%	975,000	1,033,416
Oregon Tool Lux LP(a)
10/15/2029	7.875%	570,445	305,188
Terex Corp.(a)
10/15/2032	6.250%	1,050,000	1,062,853
United Rentals North America, Inc.
01/15/2030	5.250%	1,750,000	1,755,748
Total			20,545,784
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC(a)
02/15/2031	7.875%	835,000	877,078
Allied Universal Holdco LLC/Finance Corp.(a)
06/01/2029	6.000%	1,300,000	1,285,654
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,866,995
06/01/2028	4.625%	990,000	965,780
Arches Buyer, Inc.(a)
06/01/2028	4.250%	745,000	724,487
Block Financial LLC
09/15/2032	5.375%	3,765,000	3,787,766
Brink’s Co. (The)(a)
06/15/2029	6.500%	540,000	556,072
06/15/2032	6.750%	540,000	560,602
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,155,000	1,042,980
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%	1,020,000	1,041,324
Service Corp. International
10/15/2032	5.750%	645,000	652,047
Uber Technologies, Inc.(a)
08/15/2029	4.500%	669,000	669,597
Uber Technologies, Inc.
01/15/2030	4.300%	877,000	879,617
09/15/2034	4.800%	3,560,000	3,518,009
09/15/2054	5.350%	2,116,000	1,981,499
Total			20,409,507
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	1,085,000	1,039,089
Kenvue, Inc.
03/22/2028	5.050%	579,000	593,674
05/22/2032	4.850%	957,000	974,074
Kronos Acquisition Holdings, Inc.(a)
06/30/2032	10.750%	1,400,000	714,013
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MajorDrive Holdings IV LLC(a)
06/01/2029	6.375%	115,000	92,990
Newell Brands, Inc.(a)
06/01/2028	8.500%	760,000	803,289
Newell Brands, Inc.
05/15/2030	6.375%	480,000	473,854
05/15/2032	6.625%	585,000	572,815
Perrigo Finance Unlimited Co.
09/30/2032	6.125%	1,025,000	1,031,756
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	479,000	383,497
SWF Escrow Issuer Corp.(a)
10/01/2029	6.500%	950,000	380,539
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	500,000	480,597
10/15/2031	3.875%	665,000	609,399
Unilever Capital Corp.
08/12/2034	4.625%	1,405,000	1,402,591
Whirlpool Corp.
06/15/2030	6.125%	270,000	273,440
Total			9,825,617
Diversified Manufacturing 0.2%
3M Co.
03/15/2030	4.800%	2,030,000	2,075,015
03/15/2035	5.150%	698,000	708,840
Amphenol Corp.
06/12/2028	4.375%	5,110,000	5,159,543
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,627,855
Carrier Global Corp.
02/15/2030	2.722%	200,000	187,801
03/15/2034	5.900%	212,000	226,150
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,710,000	1,756,708
Honeywell International, Inc.
02/01/2032	4.750%	1,527,000	1,550,295
03/01/2035	5.000%	453,000	456,011
Ingersoll Rand, Inc.
08/14/2028	5.400%	481,000	497,505
06/15/2029	5.176%	384,000	396,680
06/15/2034	5.450%	284,000	293,585
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,821,248
Wabtec Corp.(n)
09/15/2028	4.700%	1,190,000	1,205,284
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Weir Group, Inc.(a)
05/06/2030	5.350%		2,890,000	2,951,194
Total				20,913,714
Electric 2.0%
AEP Texas Central Co.(a)
10/01/2025	3.850%		1,658,000	1,655,946
AEP Texas Central Co.
02/15/2033	6.650%		1,385,000	1,509,974
AEP Texas, Inc.
05/15/2029	5.450%		1,383,000	1,435,781
AES Corp. (The)
01/15/2026	1.375%		544,000	537,017
06/01/2028	5.450%		864,000	884,485
03/15/2032	5.800%		1,363,000	1,403,537
AES Panama Generation Holdings SRL(a)
05/31/2030	4.375%		940,838	868,991
Alabama Power Co.
11/15/2033	5.850%		379,000	404,575
Alfa Desarrollo SpA(a)
09/27/2051	4.550%		3,754,575	2,962,557
Algonquin Power & Utilities Corp.
06/15/2026	5.365%		784,000	788,115
Alliant Energy Finance LLC(a)
06/06/2027	5.400%		2,755,000	2,787,341
Alpha Generation LLC(a)
10/15/2032	6.750%		665,000	686,441
Ameren Corp.
02/15/2026	3.650%		590,000	587,730
03/15/2028	1.750%		651,000	613,884
01/15/2029	5.000%		2,137,000	2,185,982
American Electric Power Co., Inc.(n)
02/15/2062	3.875%		2,855,000	2,765,852
American Transmission Systems, Inc.(a)
01/15/2032	2.650%		2,648,000	2,355,095
Amprion GmbH(a)
09/23/2033	0.625%	EUR	1,200,000	1,120,027
Appalachian Power Co.
04/01/2034	5.650%		6,920,000	7,167,340
Arizona Public Service Co.
12/15/2032	6.350%		2,155,000	2,342,734
08/15/2034	5.700%		2,520,000	2,611,528
08/15/2048	4.200%		117,000	92,180
Avangrid, Inc.
06/01/2029	3.800%		452,000	444,179
Black Hills Corp.
10/15/2029	3.050%		336,000	317,585
01/15/2035	6.000%		397,000	417,343
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(a)
02/15/2028	4.500%	2,250,000	2,229,287
03/15/2028	5.125%	575,000	574,385
02/01/2029	4.625%	2,000,000	1,977,045
02/01/2031	5.000%	4,045,000	4,012,066
Capital Power US Holdings, Inc.(a)
06/01/2028	5.257%	1,705,000	1,734,203
CenterPoint Energy Houston Electric LLC
03/01/2034	5.150%	7,000,000	7,120,349
CenterPoint Energy, Inc.
06/01/2029	5.400%	532,000	551,347
CenterPoint Energy, Inc.(n)
05/15/2055	6.700%	4,165,000	4,261,407
Chile Electricity Lux MPC II Sarl(a)
10/20/2035	5.580%	1,050,818	1,061,366
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,111,000	3,045,881
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,334,642
CMS Energy Corp.
02/15/2027	2.950%	80,000	78,450
CMS Energy Corp.(n)
06/01/2050	4.750%	1,378,000	1,332,090
12/01/2050	3.750%	267,000	242,350
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	94,000	96,277
06/15/2046	3.850%	1,310,000	1,018,303
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	740,152
05/15/2028	4.600%	3,775,000	3,816,105
Dominion Energy, Inc.(n)
02/15/2056	6.200%	3,775,000	3,761,765
DTE Energy Co.
07/01/2027	4.950%	3,249,000	3,291,240
03/01/2029	5.100%	2,196,000	2,251,943
04/01/2030	5.200%	1,224,000	1,261,875
Duke Energy Carolinas LLC
04/15/2031	2.550%	256,000	233,544
Duke Energy Corp.
09/01/2026	2.650%	4,710,000	4,641,137
Duke Energy Florida LLC
12/15/2031	2.400%	858,000	768,350
11/15/2033	5.875%	1,045,000	1,120,044
Duke Energy Indiana LLC
10/01/2049	3.250%	500,000	339,092
Duke Energy Ohio, Inc.
06/01/2030	2.125%	298,000	270,977
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Duke Energy Progress LLC
03/30/2044	4.375%		770,000	651,400
09/15/2047	3.600%		940,000	690,585
03/15/2055	5.550%		1,081,000	1,050,337
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%		320,000	285,988
Enel Finance International NV(a)
02/20/2043	4.500%	EUR	885,000	1,039,193
Entergy Corp.
09/15/2025	0.900%		2,780,000	2,775,062
06/15/2030	2.800%		241,000	224,249
06/15/2031	2.400%		523,000	466,296
Entergy Louisiana LLC
10/01/2026	2.400%		1,978,000	1,940,673
Entergy Texas, Inc.
03/30/2029	4.000%		252,000	250,487
Eurogrid GmbH(a)
09/05/2031	3.279%	EUR	400,000	469,336
04/21/2033	0.741%	EUR	1,600,000	1,523,765
Evergy Kansas Central, Inc.
03/15/2035	5.250%		578,000	584,376
Evergy Metro, Inc.
06/01/2030	2.250%		395,000	361,252
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		5,200,000	5,310,986
Eversource Energy
08/15/2026	1.400%		618,000	601,126
03/01/2027	2.900%		1,096,000	1,076,225
07/01/2027	4.600%		2,675,000	2,690,632
03/01/2028	5.450%		841,000	864,540
02/01/2029	5.950%		817,000	857,137
03/15/2031	2.550%		2,213,000	1,994,213
05/15/2033	5.125%		385,000	386,548
01/01/2034	5.500%		494,000	505,142
Exelon Corp.
03/15/2028	5.150%		1,353,000	1,383,986
03/15/2029	5.150%		590,000	606,985
04/15/2046	4.450%		575,000	477,451
FirstEnergy Corp.(n)
07/15/2027	3.900%		1,190,000	1,181,663
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		3,224,000	3,097,529
Florida Power & Light Co.
05/15/2030	4.625%		468,000	476,605
06/15/2034	5.300%		667,000	689,889
Georgia Power Co.
05/16/2028	4.650%		472,000	479,124
Gulf Power Co.
10/01/2044	4.550%		1,350,000	1,148,886
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interstate Power and Light Co.
10/15/2033	5.700%	2,765,000	2,872,109
IPALCO Enterprises, Inc.
05/01/2030	4.250%	1,099,000	1,073,711
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	2,000,000	1,997,139
03/01/2032	2.750%	176,000	156,157
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,137,439
Kentucky Utilities Co.
04/15/2033	5.450%	270,000	280,470
08/15/2055	5.850%	1,755,000	1,742,132
Liberty Utilities Co.(a)
01/31/2029	5.577%	1,050,000	1,084,327
01/31/2034	5.869%	1,188,000	1,218,529
Lightning Power LLC(a)
08/15/2032	7.250%	990,000	1,050,618
Louisville Gas and Electric Co.
04/15/2033	5.450%	270,000	280,884
08/15/2055	5.850%	2,585,000	2,566,590
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,396,000	1,395,000
Monongahela Power Co.(a)
05/15/2027	3.550%	506,000	500,572
02/15/2034	5.850%	651,000	684,725
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,077,000	1,997,174
National Grid PLC
01/11/2034	5.418%	999,000	1,027,375
National Rural Utilities Cooperative Finance Corp.
03/15/2030	2.400%	931,000	864,035
06/15/2031	1.650%	626,000	538,451
04/15/2032	2.750%	645,000	579,771
12/15/2032	4.150%	170,000	165,014
01/15/2033	5.800%	110,000	117,325
08/15/2034	5.000%	977,000	986,020
National Rural Utilities Cooperative Finance Corp.(b)
3-month Term SOFR + 3.172% 04/30/2043	7.482%	941,000	938,364
National Rural Utilities Cooperative Finance Corp.(n)
Subordinated
04/20/2046	5.250%	1,384,000	1,380,766
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	948,000	918,936
09/01/2027	4.685%	3,180,000	3,210,024
03/15/2032	5.300%	966,000	999,814
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.(n)
08/15/2055	6.375%	945,000	976,327
08/15/2055	6.500%	990,000	1,037,987
03/15/2082	3.800%	1,229,000	1,188,283
Niagara Energy SAC(a)
10/03/2034	5.746%	675,000	681,819
Niagara Mohawk Power Corp.(a)
06/27/2030	1.960%	978,000	875,116
01/17/2054	5.664%	144,000	137,717
NorthWestern Corp.(a)
03/21/2030	5.073%	2,465,000	2,525,343
NRG Energy, Inc.(a),(m),(n)
	10.250%	600,000	661,195
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	554,837
12/02/2027	2.450%	2,420,000	2,313,221
02/15/2029	3.375%	542,000	513,999
02/15/2032	3.875%	1,125,000	1,035,267
02/01/2033	6.000%	710,000	720,270
NSTAR Electric Co.
03/01/2030	4.850%	1,755,000	1,798,220
08/15/2031	1.950%	342,000	299,999
06/01/2034	5.400%	295,000	304,979
OGE Energy Corp.
05/15/2029	5.450%	347,000	360,464
Pacific Gas and Electric Co.
06/04/2028	5.000%	1,405,000	1,426,139
07/01/2030	4.550%	2,723,000	2,696,950
06/01/2031	3.250%	2,840,000	2,604,370
07/01/2040	4.500%	5,850,000	4,986,762
04/15/2042	4.450%	169,000	134,939
03/15/2045	4.300%	284,000	218,263
07/01/2050	4.950%	545,000	451,013
03/01/2055	6.150%	4,195,000	4,058,448
PacifiCorp
03/15/2051	3.300%	680,000	433,568
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,145,094
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	725,000	727,457
03/15/2028	3.250%	1,990,000	1,940,636
PG&E Corp.(n)
03/15/2055	7.375%	1,100,000	1,091,245
PSEG Power LLC(a)
05/15/2030	5.200%	1,192,000	1,225,267
05/15/2035	5.750%	1,419,000	1,468,834
Public Service Co. of Colorado
04/01/2053	5.250%	2,815,000	2,566,854
05/15/2055	5.850%	3,205,000	3,158,438
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Public Service Co. of New Hampshire
07/01/2028	4.400%		2,665,000	2,691,848
Public Service Co. of Oklahoma
01/15/2035	5.200%		4,035,000	4,046,296
Public Service Electric and Gas Co.
03/01/2034	5.200%		501,000	514,381
Public Service Enterprise Group, Inc.
11/15/2027	5.850%		735,000	761,077
04/01/2029	5.200%		1,219,000	1,257,649
03/15/2030	4.900%		814,000	831,779
08/15/2030	1.600%		322,000	281,033
11/15/2031	2.450%		964,000	854,654
03/15/2035	5.400%		352,000	359,011
Scottish Hydro Electric Transmission PLC(a)
09/04/2032	3.375%	EUR	640,000	749,880
Southern California Edison Co.
03/01/2028	5.300%		3,740,000	3,821,635
Southern Co. (The)
07/01/2036	4.250%		595,000	547,548
Southern Co. (The)(n)
09/15/2051	3.750%		921,000	908,197
Junior Subordinated
08/01/2027	5.113%		765,000	779,887
Southwestern Electric Power Co.
03/15/2026	1.650%		900,000	886,613
10/01/2026	2.750%		6,450,000	6,339,776
04/01/2033	5.300%		384,000	389,603
Southwestern Public Service Co.
05/15/2035	5.300%		3,268,000	3,297,106
06/01/2054	6.000%		165,000	165,273
Toledo Edison Co. (The)
05/15/2037	6.150%		951,000	1,030,247
Tucson Electric Power Co.
09/15/2034	5.200%		1,002,000	1,011,035
06/15/2050	4.000%		2,690,000	2,012,359
Virginia Electric & Power Co.
03/15/2027	3.500%		1,187,000	1,177,704
Vistra Corp.(a),(m),(n)
	7.000%		2,150,000	2,179,521
	8.000%		4,650,000	4,758,631
	8.875%		1,650,000	1,798,912
Vistra Operations Co. LLC(a)
02/15/2027	5.625%		2,075,000	2,074,339
07/31/2027	5.000%		2,000,000	1,995,609
05/01/2029	4.375%		1,070,000	1,046,452
Vistra Operations Co., LLC(a)
01/30/2027	3.700%		885,000	876,469
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
09/27/2025	5.000%	249,000	249,011
10/01/2027	5.150%	350,000	356,564
10/15/2027	1.375%	898,000	850,279
12/15/2028	2.200%	540,000	507,567
Wisconsin Electric Power Co.
06/15/2028	1.700%	558,000	525,490
Wisconsin Power and Light Co.
03/30/2034	5.375%	4,367,000	4,509,120
Wisconsin Public Service Corp.
12/01/2029	4.550%	1,655,000	1,684,202
Xcel Energy, Inc.
03/21/2028	4.750%	1,165,000	1,179,109
04/15/2035	5.600%	993,000	1,015,816
Total			268,658,030
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	710,000	741,923
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	1,040,000	1,087,026
Total			1,828,949
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	1,889,000	1,888,420
10/29/2026	2.450%	445,000	435,789
10/29/2028	3.000%	5,655,000	5,439,333
Air Lease Corp.
01/15/2026	2.875%	2,075,000	2,061,328
12/01/2027	3.625%	465,000	459,240
07/15/2031	5.200%	927,000	953,381
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	3,207,118
07/18/2028	6.500%	1,725,000	1,812,945
Apollo Debt Solutions BDC(a)
08/30/2030	5.875%	1,610,000	1,633,926
03/15/2032	6.550%	1,765,000	1,836,250
Ares Capital Corp.
03/08/2032	5.800%	2,830,000	2,871,372
Ares Strategic Income Fund
03/15/2028	5.700%	2,810,000	2,849,144
Aviation Capital Group LLC(a)
04/10/2030	5.125%	2,885,000	2,930,113
Avolon Holdings Funding Ltd.(a)
11/18/2027	2.528%	2,283,000	2,189,238
01/15/2028	4.950%	4,950,000	4,999,779
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	2,935,000	2,860,791
03/15/2030	5.950%	1,030,000	1,034,047
Blue Owl Capital Corp II
11/15/2026	8.450%	1,805,000	1,870,796
Blue Owl Credit Income Corp.
06/13/2028	7.950%	1,160,000	1,241,649
09/15/2029	6.600%	1,410,000	1,465,424
Blue Owl Technology Finance Corp. II
04/04/2029	6.750%	3,005,000	3,110,771
Fortress Transportation and Infrastructure Investors LLC(a)
06/15/2032	7.000%	1,005,000	1,048,346
Freedom Mortgage Corp.(a)
10/01/2028	12.000%	450,000	480,932
Freedom Mortgage Holdings LLC(a)
05/15/2031	9.125%	1,005,000	1,055,575
04/01/2032	8.375%	740,000	764,322
FS KKR Capital Corp.
01/15/2029	7.875%	2,310,000	2,421,679
01/15/2030	6.125%	1,540,000	1,529,630
GATX Corp.
03/15/2027	5.400%	1,715,000	1,740,579
06/30/2030	4.000%	559,000	548,808
06/05/2054	6.050%	261,000	261,563
Golub Capital BDC, Inc.
08/24/2026	2.500%	4,100,000	4,014,099
07/15/2029	6.000%	310,000	317,333
Golub Capital Private Credit Fund(a)
08/15/2028	5.450%	875,000	878,320
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,590,049
06/16/2030	6.000%	805,000	816,934
HPS Corporate Lending Fund
01/14/2028	5.450%	4,195,000	4,233,444
09/30/2029	6.250%	50,000	51,720
Macquarie Airfinance Holdings Ltd.(a)
03/27/2028	5.200%	2,790,000	2,834,152
Main Street Capital Corp.
07/14/2026	3.000%	1,795,000	1,766,780
06/04/2027	6.500%	2,330,000	2,382,062
08/15/2028	5.400%	1,500,000	1,506,551
Midcap Financial Issuer Trust(a)
05/01/2028	6.500%	720,000	717,943
Mitsubishi HC Finance America LLC(a)
10/24/2029	5.150%	5,560,000	5,690,888
Morgan Stanley Direct Lending Fund
05/19/2030	6.000%	1,795,000	1,834,756
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%		1,050,000	1,048,695
Nationstar Mortgage Holdings, Inc.(a)
08/01/2029	6.500%		1,315,000	1,346,670
12/15/2030	5.125%		800,000	808,951
11/15/2031	5.750%		1,300,000	1,314,174
New Mountain Finance Corp.
10/15/2027	6.200%		1,490,000	1,515,342
02/01/2029	6.875%		1,265,000	1,298,519
Oaktree Strategic Credit Fund(a)
07/15/2030	6.190%		875,000	888,982
OneMain Finance Corp.
05/15/2029	6.625%		2,345,000	2,414,060
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%		1,280,000	1,275,693
PennyMac Financial Services, Inc.(a)
02/15/2029	4.250%		1,900,000	1,831,698
09/15/2031	5.750%		1,825,000	1,789,689
Rocket Cos, Inc.(a)
08/01/2030	6.125%		800,000	823,246
08/01/2033	6.375%		1,075,000	1,115,554
Sixth Street Lending Partners
03/11/2029	6.500%		2,985,000	3,101,289
Total				108,209,881
Food and Beverage 0.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		6,328,000	5,776,356
Anheuser-Busch InBev SA(a)
03/22/2044	3.950%	EUR	2,420,000	2,699,481
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%		532,000	500,227
B&G Foods, Inc.
09/15/2027	5.250%		1,850,000	1,769,091
B&G Foods, Inc.(a)
09/15/2028	8.000%		1,725,000	1,696,681
Bacardi-Martini BV(a)
02/01/2030	5.550%		3,970,000	4,112,577
Bunge Ltd. Finance Corp.
09/17/2029	4.200%		457,000	454,894
Campbell Soup Co.
03/21/2029	5.200%		967,000	992,908
Cargill, Inc.(a)
04/23/2030	2.125%		519,000	475,907
02/02/2031	1.700%		571,000	501,625
02/11/2035	5.125%		472,000	481,268
Coca-Cola Consolidated, Inc.
06/01/2029	5.250%		971,000	1,002,372
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Fiesta Purchaser, Inc.(a)
03/01/2031	7.875%		640,000	680,984
General Mills, Inc.
01/30/2030	4.875%		2,545,000	2,601,655
Hershey Co. (The)
02/24/2032	4.950%		2,189,000	2,250,081
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%		2,810,000	2,907,733
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		2,364,000	2,593,267
JBS USA Holding Lux Sarl/Foods Group Holdings Inc./Food Co.(a)
03/01/2056	6.250%		9,335,000	9,230,264
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%		1,500,000	1,413,063
05/15/2032	3.000%		335,000	296,396
12/01/2052	6.500%		1,399,000	1,427,232
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		1,725,000	1,654,473
01/31/2032	4.375%		575,000	540,762
Mars, Inc.(a)
03/01/2032	5.000%		905,000	923,141
03/01/2035	5.200%		1,581,000	1,595,268
05/01/2045	5.650%		684,000	674,220
05/01/2055	5.700%		1,081,000	1,055,741
Minerva Luxembourg SA(a)
09/13/2033	8.875%		3,050,000	3,349,231
PepsiCo, Inc.
07/23/2035	5.000%		3,060,000	3,086,632
Pernod Ricard SA(a)
09/15/2033	3.750%	EUR	1,500,000	1,778,507
Pilgrim’s Pride Corp.
04/15/2031	4.250%		2,000,000	1,928,124
03/01/2032	3.500%		6,479,000	5,864,392
05/15/2034	6.875%		4,250,000	4,654,385
Post Holdings, Inc.(a)
12/15/2029	5.500%		1,525,000	1,521,455
04/15/2030	4.625%		1,349,000	1,300,572
03/01/2033	6.375%		1,755,000	1,776,637
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/30/2029	4.375%		740,000	714,742
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		740,000	710,174
Smithfield Foods, Inc.(a)
02/01/2027	4.250%		2,500,000	2,483,378
10/15/2030	3.000%		2,020,000	1,845,443
Suntory Holdings, Ltd.(a)
06/11/2029	5.124%		2,100,000	2,156,867
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sysco Corp.
03/23/2035	5.400%		497,000	507,691
Tyson Foods, Inc.
03/15/2029	5.400%		648,000	671,467
US Foods, Inc.(a)
01/15/2032	7.250%		675,000	708,204
Total				85,365,568
Gaming 0.3%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		3,000,000	2,862,278
CCM Merger, Inc.(a)
05/01/2026	6.375%		1,225,000	1,224,848
FDJ United(a)
11/21/2033	3.375%	EUR	1,600,000	1,832,780
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		125,000	125,382
01/15/2029	5.300%		205,000	208,891
01/15/2030	4.000%		555,000	536,365
01/15/2031	4.000%		510,000	486,561
02/15/2033	5.250%		1,710,000	1,706,995
Great Canadian Gaming Corp./Raptor LLC(a)
11/15/2029	8.750%		175,000	167,939
Jacobs Entertainment, Inc.(a)
02/15/2029	6.750%		1,200,000	1,164,257
Las Vegas Sands Corp.
06/15/2028	5.625%		4,705,000	4,813,356
06/14/2030	6.000%		2,970,000	3,091,012
MGM Resorts International
09/01/2026	4.625%		188,000	187,350
04/15/2027	5.500%		1,500,000	1,509,425
10/15/2028	4.750%		1,575,000	1,565,681
04/15/2032	6.500%		1,620,000	1,661,374
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		2,225,000	2,152,429
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%		1,950,000	1,158,814
Sands China Ltd.
08/08/2028	5.400%		382,000	389,358
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		1,065,000	1,022,358
Station Casinos LLC(a)
03/15/2032	6.625%		1,370,000	1,409,665
VICI Properties LP
04/01/2028	4.750%		2,065,000	2,087,886
05/15/2052	5.625%		1,110,000	1,012,007
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
09/01/2026	4.500%		1,915,000	1,910,438
02/01/2027	5.750%		475,000	481,278
02/15/2027	3.750%		2,000,000	1,976,028
02/15/2029	3.875%		410,000	400,344
08/15/2030	4.125%		249,000	240,639
Voyager Parent LLC(a)
07/01/2032	9.250%		2,664,000	2,812,018
Wynn Macau Ltd.(a)
01/15/2026	5.500%		1,400,000	1,400,000
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		1,000,000	998,924
03/15/2033	6.250%		2,195,000	2,222,929
Total				44,819,609
Health Care 1.4%
AdaptHealth LLC(a)
08/01/2028	6.125%		1,470,000	1,465,086
08/01/2029	4.625%		925,000	875,763
American Medical Systems Europe BV
03/08/2031	3.000%	EUR	3,760,000	4,378,480
AMN Healthcare, Inc.(a)
04/15/2029	4.000%		3,450,000	3,220,551
Barnabas Health, Inc.
07/01/2028	4.000%		3,200,000	3,183,125
Becton Dickinson and Co.
02/13/2028	4.693%		1,197,000	1,212,284
08/22/2032	4.298%		2,913,000	2,843,129
05/15/2044	4.875%		1,555,000	1,363,661
Cardinal Health, Inc.
11/15/2026	4.700%		1,507,000	1,516,603
11/15/2029	5.000%		5,575,000	5,709,383
02/15/2034	5.450%		221,000	226,961
Cencora, Inc.
02/15/2034	5.125%		810,000	819,035
CHS/Community Health Systems, Inc.(a)
05/15/2030	5.250%		755,000	676,799
Cigna Corp.
03/15/2031	2.375%		4,371,000	3,920,607
08/15/2038	4.800%		236,000	221,479
10/15/2047	3.875%		2,070,000	1,548,569
03/15/2051	3.400%		1,215,000	809,807
Cigna Group (The)
02/15/2034	5.250%		749,000	763,671
02/15/2054	5.600%		2,012,000	1,899,985
CommonSpirit Health
10/01/2025	1.547%		3,000,000	2,989,861
12/01/2031	5.205%		9,875,000	10,209,792
11/01/2042	4.350%		120,000	101,607
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CVS Health Corp.
02/21/2030	5.125%		537,000	549,613
08/21/2030	1.750%		3,835,000	3,350,720
09/15/2031	2.125%		590,000	509,288
09/15/2032	5.000%		1,912,000	1,920,450
02/21/2033	5.250%		328,000	331,786
07/20/2035	4.875%		720,000	690,863
03/25/2038	4.780%		8,729,000	8,042,090
04/01/2040	4.125%		587,000	491,923
03/25/2048	5.050%		7,220,000	6,198,912
09/15/2055	6.200%		7,175,000	7,067,156
06/01/2063	6.000%		67,000	63,514
CVS Health Corp.(n)
03/10/2055	7.000%		5,500,000	5,731,935
DaVita, Inc.(a)
06/01/2030	4.625%		5,320,000	5,121,492
Duke University Health System, Inc.
06/01/2047	3.920%		875,000	688,634
Embecta Corp.(a)
02/15/2030	5.000%		900,000	844,867
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%		2,825,000	2,728,919
HCA, Inc.
06/15/2026	5.250%		1,169,000	1,171,008
02/15/2027	4.500%		1,142,000	1,143,085
12/01/2027	7.050%		10,000	10,563
06/15/2029	4.125%		588,000	582,326
09/01/2030	3.500%		2,363,000	2,253,163
04/01/2031	5.450%		884,000	917,629
07/15/2031	2.375%		1,262,000	1,112,653
06/15/2039	5.125%		744,000	701,282
06/15/2047	5.500%		2,515,000	2,322,236
04/01/2054	6.000%		1,316,000	1,269,572
04/01/2064	6.100%		143,000	137,806
Icon Investments Six DAC
05/08/2029	5.849%		1,474,000	1,540,509
Illumina, Inc.
09/09/2026	4.650%		2,845,000	2,851,343
IQVIA, Inc.
05/15/2028	5.700%		7,875,000	8,126,141
Laboratory Corp. of America Holdings
04/01/2032	4.550%		855,000	847,947
10/01/2034	4.800%		9,590,000	9,406,500
LifePoint Health, Inc.(a)
02/15/2032	8.375%		1,045,000	1,108,721
Lonza Finance International NV(a)
09/04/2034	3.500%	EUR	670,000	776,225
04/24/2036	3.875%	EUR	935,000	1,103,277
Mayo Clinic
11/15/2052	4.128%		750,000	591,428
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
McKesson Corp.
09/15/2029	4.250%		771,000	773,703
05/30/2032	4.950%		1,434,000	1,462,246
05/30/2035	5.250%		1,147,000	1,167,834
Medtronic Global Holdings SCA
03/07/2031	1.625%	EUR	1,975,000	2,149,189
10/15/2040	1.375%	EUR	500,000	410,784
ModivCare, Inc.(a),(o),(p)
10/01/2029	5.000%		3,187,800	99,619
Molnlycke Holding AB(a)
06/11/2034	4.250%	EUR	350,000	421,085
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		4,220,000	4,054,859
10/01/2029	5.250%		1,875,000	1,857,116
New York and Presbyterian Hospital (The)
08/01/2119	3.954%		305,000	206,215
NYU Langone Hospitals
07/01/2043	5.750%		705,000	713,240
Quest Diagnostics, Inc.
12/15/2029	4.625%		1,399,000	1,420,181
06/30/2030	2.950%		263,000	247,521
06/30/2031	2.800%		278,000	254,336
11/30/2033	6.400%		500,000	550,652
12/15/2034	5.000%		642,000	642,629
Sartorius Finance BV(a)
09/14/2032	4.500%	EUR	300,000	367,023
Select Medical Corp.(a)
12/01/2032	6.250%		1,045,000	1,050,460
Solventum Corp.
03/01/2029	5.400%		10,350,000	10,791,360
03/13/2031	5.450%		912,000	954,651
03/23/2034	5.600%		614,000	636,679
04/30/2054	5.900%		681,000	681,451
Sotera Health Holdings LLC(a)
06/01/2031	7.375%		970,000	1,018,520
Stryker Corp.
02/10/2030	4.850%		1,215,000	1,245,780
09/11/2032	3.375%	EUR	955,000	1,122,302
Tenet Healthcare Corp.
11/01/2027	5.125%		1,450,000	1,446,315
06/01/2029	4.250%		425,000	413,912
01/15/2030	4.375%		4,100,000	3,978,733
06/15/2030	6.125%		705,000	716,643
Texas Health Resources
11/15/2055	4.330%		700,000	572,897
Thermo Fisher Scientific, Inc.
03/01/2028	0.500%	EUR	3,000,000	3,349,096
08/10/2030	4.977%		1,178,000	1,220,139
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Universal Health Services, Inc.
09/01/2026	1.650%	2,485,000	2,415,935
10/15/2029	4.625%	2,553,000	2,544,926
10/15/2030	2.650%	2,485,000	2,229,297
Zimmer Biomet Holdings, Inc.
12/01/2028	5.350%	763,000	790,006
Total			186,239,148
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/2036	6.625%	342,000	371,019
Centene Corp.
12/15/2027	4.250%	4,010,000	3,918,174
12/15/2029	4.625%	588,000	566,554
10/15/2030	3.000%	2,955,000	2,612,743
Elevance Health, Inc.
02/08/2026	4.900%	489,000	489,109
11/01/2031	4.950%	1,219,000	1,240,018
02/15/2035	5.200%	2,131,000	2,146,258
Health Care Service Corp.(a)
06/15/2029	5.200%	1,383,000	1,423,353
Humana, Inc.
04/15/2031	5.375%	922,000	949,727
05/01/2035	5.550%	1,775,000	1,791,957
Molina Healthcare, Inc.(a)
01/15/2033	6.250%	320,000	322,882
UnitedHealth Group, Inc.
01/15/2032	4.950%	1,489,000	1,519,124
04/15/2034	5.000%	4,450,000	4,467,946
07/15/2034	5.150%	6,621,000	6,721,285
06/15/2035	5.300%	2,355,000	2,405,711
08/15/2039	3.500%	338,000	274,164
05/15/2040	2.750%	133,000	96,613
08/15/2049	3.700%	10,370,000	7,457,967
05/15/2051	3.250%	3,750,000	2,449,649
04/15/2053	5.050%	1,520,000	1,334,222
06/15/2055	5.950%	1,725,000	1,724,251
04/15/2063	5.200%	2,300,000	2,017,844
04/15/2064	5.500%	182,000	167,104
07/15/2064	5.750%	906,000	863,820
Total			47,331,494
Healthcare REIT 0.2%
Diversified Healthcare Trust
03/01/2031	4.375%	1,500,000	1,273,499
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	426,642
03/15/2031	2.050%	400,000	343,394
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	761,000	715,520
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Omega Healthcare Investors, Inc.
07/01/2030	5.200%	5,886,000	5,970,469
Physicians Realty LP
11/01/2031	2.625%	1,100,000	980,486
Sabra Health Care LP
12/01/2031	3.200%	418,000	377,347
Senior Housing Properties Trust
02/15/2028	4.750%	25,000	23,619
Welltower OP LLC
07/01/2035	5.125%	2,325,000	2,339,026
Welltower, Inc.
01/15/2031	2.750%	6,320,000	5,822,077
06/01/2031	2.800%	2,160,000	1,982,402
Total			20,254,481
Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,708,719
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,555,378
02/15/2030	4.875%	2,575,000	2,365,506
Century Communities, Inc.
06/01/2027	6.750%	2,375,000	2,378,378
KB Home
06/15/2031	4.000%	1,075,000	1,002,975
Lennar Corp.
07/30/2030	5.200%	3,370,000	3,479,636
M/I Homes, Inc.
02/01/2028	4.950%	650,000	643,370
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	4,336,770
MDC Holdings, Inc.
08/06/2061	3.966%	3,120,000	2,006,260
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,013,232
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,050,000	1,064,604
08/01/2030	5.125%	989,000	986,279
Total			23,541,107
Independent Energy 0.6%
Aker BP ASA(a)
01/15/2030	3.750%	4,800,000	4,614,087
01/15/2031	4.000%	6,640,000	6,372,648
06/13/2033	6.000%	1,250,000	1,297,383
10/01/2034	5.125%	718,000	695,696
Antero Resources Corp.(a)
03/01/2030	5.375%	1,500,000	1,510,806
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
APA Corp.(a)
02/15/2055	6.750%	5,818,000	5,522,596
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2027	9.000%	150,000	181,170
10/15/2032	6.625%	340,000	346,182
07/15/2033	6.625%	490,000	498,804
Baytex Energy Corp.(a)
04/30/2030	8.500%	1,005,000	1,026,645
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	779,787
02/15/2037	6.500%	1,368,000	1,460,713
Canadian Natural Resources Ltd.(a)
12/15/2034	5.400%	765,000	766,540
Civitas Resources, Inc.(a)
07/01/2028	8.375%	750,000	778,563
11/01/2030	8.625%	525,000	546,524
ConocoPhillips Co.
09/15/2063	5.700%	281,000	267,471
Devon Energy Corp.
09/15/2034	5.200%	1,190,000	1,166,377
05/15/2042	4.750%	1,950,000	1,644,104
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,882,659
03/24/2031	3.125%	1,675,000	1,552,115
03/15/2033	6.250%	1,395,000	1,490,824
04/18/2034	5.400%	765,000	772,877
03/15/2052	4.250%	348,000	260,992
03/15/2053	6.250%	833,000	823,394
04/18/2064	5.900%	295,000	272,832
EOG Resources, Inc.
07/15/2032	5.000%	5,597,000	5,694,218
01/15/2036	5.350%	966,000	981,361
Hess Corp.
04/01/2027	4.300%	1,562,000	1,565,893
Hilcorp Energy I LP/Finance Co.(a)
04/15/2030	6.000%	1,135,000	1,124,049
04/15/2032	6.250%	2,350,000	2,252,612
11/01/2033	8.375%	995,000	1,039,777
Lundin Energy Finance BV(a)
07/15/2031	3.100%	1,575,000	1,430,052
Occidental Petroleum Corp.
07/15/2027	8.500%	175,000	184,298
01/01/2031	6.125%	1,372,000	1,434,418
01/01/2032	5.375%	590,000	593,505
03/15/2040	6.200%	699,000	689,873
03/15/2046	6.600%	190,000	190,856
10/01/2054	6.050%	348,000	324,379
Ovintiv, Inc.
05/15/2028	5.650%	5,441,000	5,599,791
07/15/2053	7.100%	1,846,000	1,907,070
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Permian Resources Operating LLC(a)
04/15/2027	8.000%	1,600,000	1,629,205
02/01/2033	6.250%	1,025,000	1,046,640
Santos Finance Ltd.(a)
09/19/2033	6.875%	1,340,000	1,471,952
Southwestern Energy Co.
02/01/2029	5.375%	1,675,000	1,679,680
02/01/2032	4.750%	1,550,000	1,509,588
Var Energi ASA(a)
05/18/2027	5.000%	4,995,000	5,039,206
01/15/2028	7.500%	3,580,000	3,798,914
Viper Energy Partners LLC
08/01/2035	5.700%	1,520,000	1,525,460
Woodside Finance Ltd.
05/19/2030	5.400%	1,368,000	1,405,566
05/19/2032	5.700%	1,277,000	1,319,515
05/19/2035	6.000%	1,434,000	1,481,010
Total			83,450,677
Integrated Energy 0.1%
BP Capital Markets America, Inc.
09/11/2033	4.893%	332,000	334,134
04/10/2034	4.989%	195,000	197,091
11/17/2034	5.227%	1,003,000	1,023,686
BP Capital Markets PLC(m),(n)
	4.375%	1,035,000	1,035,000
	4.875%	570,000	564,497
	6.125%	889,000	907,005
	6.450%	696,000	734,283
Cenovus Energy, Inc.
06/15/2047	5.400%	130,000	116,056
02/15/2052	3.750%	3,750,000	2,546,652
Chevron USA, Inc.
04/15/2030	4.687%	3,875,000	3,961,364
10/15/2032	4.500%	765,000	766,884
10/15/2035	4.850%	1,434,000	1,428,266
Exxon Mobil Corp.
03/01/2046	4.114%	2,755,000	2,266,299
ORLEN SA(a)
01/30/2035	6.000%	400,000	414,300
TotalEnergies Capital SA
04/05/2064	5.638%	222,000	212,487
Total			16,508,004
Leisure 0.1%
Carnival Corp.(a)
08/01/2028	4.000%	1,250,000	1,227,899
03/15/2030	5.750%	25,000	25,613
Cinemark USA, Inc.(a)
08/01/2032	7.000%	995,000	1,032,142
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lindblad Expeditions LLC(a)
02/15/2027	6.750%	2,750,000	2,770,414
NCL Corp., Ltd.(a)
03/15/2026	5.875%	377,000	377,471
02/15/2027	5.875%	950,000	952,410
02/15/2029	7.750%	950,000	1,015,095
03/01/2030	6.250%	100,000	101,549
02/01/2032	6.750%	1,550,000	1,599,273
NCL Finance Ltd.(a)
03/15/2028	6.125%	875,000	890,082
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	275,000	276,090
04/01/2028	5.500%	50,000	50,916
09/30/2031	5.625%	1,690,000	1,718,717
Viking Cruises Ltd.(a)
09/15/2027	5.875%	1,400,000	1,400,476
VOC Escrow Ltd.(a)
02/15/2028	5.000%	1,725,000	1,715,651
Total			15,153,798
Life Insurance 1.2%
AIG Global Funding(a)
09/22/2025	0.900%	2,990,000	2,982,514
American National Global Funding(a)
01/28/2030	5.550%	3,030,000	3,122,553
06/03/2030	5.250%	2,205,000	2,245,985
American National Group, Inc.
07/15/2035	6.000%	3,405,000	3,443,675
Athene Global Funding(a)
02/23/2026	5.684%	3,128,000	3,145,944
06/29/2026	1.608%	2,930,000	2,864,692
03/08/2027	3.205%	1,430,000	1,402,440
05/09/2028	4.830%	6,505,000	6,586,649
01/07/2029	2.717%	320,000	302,192
01/07/2030	5.380%	2,675,000	2,752,256
11/13/2031	5.322%	2,402,000	2,457,743
08/22/2035	5.543%	3,295,000	3,281,415
Belrose Funding Trust II(a)
05/15/2055	6.792%	3,955,000	4,099,865
Brighthouse Financial Global Funding(a)
04/09/2027	5.550%	5,235,000	5,316,857
CNO Global Funding(a)
06/04/2027	5.875%	1,568,000	1,609,693
Corebridge Financial, Inc.
04/05/2032	3.900%	580,000	548,939
09/15/2033	6.050%	1,292,000	1,368,848
01/15/2034	5.750%	530,000	553,810
Corebridge Global Funding(a)
06/24/2029	5.200%	3,815,000	3,928,347
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equitable America Global Funding(a)
06/09/2030	4.950%	3,445,000	3,512,604
Equitable Financial Life Global Funding(a)
03/27/2030	5.000%	1,972,000	2,022,268
Equitable Holdings, Inc.(a)
02/15/2029	4.572%	1,395,000	1,395,383
F&G Global Funding(a)
06/10/2027	5.875%	2,235,000	2,293,357
Fortitude Group Holdings LLC(a)
04/01/2030	6.250%	1,570,000	1,632,925
GA Global Funding Trust(a)
01/06/2027	2.250%	2,390,000	2,322,111
04/01/2032	5.500%	4,240,000	4,345,398
Jackson National Life Global Funding(a)
04/12/2028	5.250%	1,200,000	1,224,305
06/05/2028	4.700%	5,275,000	5,321,240
Lincoln Financial Global Funding(a)
05/28/2028	4.625%	3,705,000	3,740,053
Lincoln National Corp.
01/15/2031	3.400%	6,000,000	5,635,360
06/15/2040	7.000%	930,000	1,045,312
MassMutual Global Funding II(a)
01/10/2030	4.950%	5,170,000	5,304,045
05/07/2030	4.550%	2,254,000	2,278,979
Mutual of Omaha Cos Global Funding(a)
04/01/2030	5.000%	1,190,000	1,214,599
New York Life Global Funding(a)
07/25/2028	4.150%	1,530,000	1,535,360
06/06/2029	5.000%	5,005,000	5,143,199
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,545,000	1,862,511
NLG Global Funding(a)
01/23/2030	5.400%	3,895,000	4,047,252
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,039,000	978,774
06/12/2028	4.900%	5,365,000	5,486,188
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	736,000	769,232
Omnis Funding Trust(a)
05/15/2055	6.722%	1,676,000	1,729,573
Pacific Life Global Funding II(a)
02/10/2030	4.850%	5,280,000	5,379,237
Pricoa Global Funding I(a)
08/26/2032	4.750%	4,525,000	4,552,222
Principal Life Global Funding II(a)
08/19/2027	4.600%	2,445,000	2,465,016
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RGA Global Funding(a)
05/24/2029	5.448%	267,000	277,041
08/25/2032	5.000%	7,065,000	7,098,431
Sammons Financial Group Global Funding(a)
06/12/2030	4.950%	6,300,000	6,392,048
SBL Holdings, Inc.(a)
10/30/2034	7.200%	4,095,000	4,030,287
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	1,833,729
05/15/2047	4.270%	4,785,000	3,864,896
Western-Southern Global Funding(a)
07/16/2028	4.500%	5,515,000	5,553,353
Wynnton Funding Trust(a)
08/15/2035	5.251%	1,765,000	1,766,054
Wynnton Funding Trust II(a)
08/15/2055	5.991%	2,795,000	2,778,262
Total			162,845,021
Lodging 0.1%
Hyatt Hotels Corp.
06/30/2029	5.250%	3,985,000	4,089,933
Marriott International, Inc.
03/15/2030	4.800%	889,000	903,717
10/15/2031	4.500%	1,910,000	1,894,345
10/15/2032	3.500%	3,400,000	3,117,840
03/15/2035	5.350%	661,000	666,898
10/15/2035	5.250%	5,985,000	5,945,317
Total			16,618,050
Media and Entertainment 0.2%
AppLovin Corp.
12/01/2029	5.125%	1,811,000	1,850,397
12/01/2031	5.375%	1,475,000	1,517,185
Discovery Communications LLC
05/15/2030	3.625%	2,213,000	1,995,761
Getty Images, Inc.(a)
02/21/2030	11.250%	143,450	134,215
Gray Media, Inc.(a)
08/15/2033	7.250%	985,000	971,136
Meta Platforms, Inc.
08/15/2034	4.750%	1,863,000	1,871,405
05/15/2053	5.600%	3,365,000	3,323,534
08/15/2054	5.400%	2,532,000	2,426,002
08/15/2064	5.550%	2,713,000	2,617,845
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	705,000	679,959
Netflix, Inc.
11/15/2028	5.875%	1,119,000	1,181,502
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	745,000	711,507
Playtika Holding Corp.(a)
03/15/2029	4.250%	745,000	684,524
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	400,000	354,575
Sinclair Television Group, Inc.(a)
02/15/2033	8.125%	140,000	143,469
Snap, Inc.(a)
03/01/2033	6.875%	841,000	851,176
03/15/2034	6.875%	1,105,000	1,107,742
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	3,645,000	3,713,734
06/12/2029	5.400%	692,000	718,075
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	452,000	389,961
03/15/2042	5.050%	2,528,000	1,703,869
03/15/2052	5.141%	1,347,000	841,037
Total			29,788,610
Metals and Mining 0.2%
Anglo American Capital PLC(a)
05/02/2033	5.500%	431,000	442,257
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,800,000	1,699,343
Arsenal AIC Parent LLC(a)
10/01/2031	11.500%	1,055,000	1,174,612
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	804,000	838,987
02/21/2032	5.125%	1,184,000	1,222,429
Capstone Copper Corp.(a)
03/31/2033	6.750%	1,220,000	1,253,686
Champion Iron Canada, Inc.(a)
07/15/2032	7.875%	2,020,000	2,107,887
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	820,000	832,303
03/15/2032	7.000%	1,385,000	1,379,583
05/01/2033	7.375%	520,000	518,565
Coronado Finance Pty Ltd.(a)
10/01/2029	9.250%	1,425,000	1,147,828
First Quantum Minerals Ltd.(a)
03/01/2029	9.375%	1,730,000	1,837,480
02/15/2034	7.250%	1,275,000	1,286,681
Glencore Funding LLC(a)
04/01/2030	5.186%	2,350,000	2,413,635
04/04/2054	5.893%	83,000	81,069
Hecla Mining Co.
02/15/2028	7.250%	374,000	378,741
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,241,497
Mineral Resources Ltd.(a)
10/01/2028	9.250%	1,000,000	1,046,932
Novelis Corp.(a)
01/30/2030	4.750%	1,070,000	1,029,603
08/15/2033	6.375%	535,000	540,258
Novelis, Inc.(a)
01/30/2030	6.875%	1,425,000	1,478,628
Nucor Corp.
05/01/2028	3.950%	1,231,000	1,228,174
06/01/2035	5.100%	1,482,000	1,490,611
Rio Tinto Finance USA PLC
03/14/2032	5.000%	1,150,000	1,178,544
03/14/2055	5.750%	1,081,000	1,077,954
Steel Dynamics, Inc.
10/15/2027	1.650%	614,000	581,702
01/15/2031	3.250%	1,510,000	1,420,429
Total			30,929,418
Midstream 1.0%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2028	9.375%	1,033,000	1,066,140
06/01/2030	9.500%	709,000	742,342
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,340,000	1,385,949
Cheniere Energy Partners LP
10/01/2029	4.500%	545,000	543,735
Columbia Pipelines Holding Co. LLC(a)
08/15/2028	6.042%	3,100,000	3,242,261
10/01/2031	5.097%	708,000	718,788
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	9,090,000	9,620,653
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	1,128,000	1,127,925
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	980,000	1,025,911
Enbridge, Inc.(n)
07/15/2080	5.750%	839,000	837,050
01/15/2084	8.500%	3,925,000	4,445,678
Energy Transfer LP
04/01/2030	5.200%	846,000	869,990
09/01/2054	6.050%	321,000	305,275
Energy Transfer Operating LP
05/15/2030	3.750%	1,002,000	970,473
Energy Transfer Partners LP
03/15/2035	4.900%	74,000	71,153
06/15/2038	5.800%	354,000	356,738
03/15/2045	5.150%	1,625,000	1,429,404
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
01/15/2031	4.600%	2,080,000	2,100,145
02/15/2035	4.950%	548,000	547,001
05/15/2046	4.900%	1,400,000	1,253,885
Enterprise Products Operating LLC(b)
3-month Term SOFR + 3.248% 08/16/2077	7.433%	266,000	265,746
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%	2,935,000	2,900,931
04/01/2029	5.875%	2,854,000	2,640,982
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	630,263	567,790
Howard Midstream Energy Partners LLC(a)
07/15/2032	7.375%	970,000	1,012,048
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	635,000	734,952
09/01/2039	6.500%	1,000,000	1,069,832
03/01/2043	5.000%	159,000	142,299
Kinder Morgan, Inc.
12/01/2034	5.300%	1,455,000	1,463,636
MPLX LP
03/01/2026	1.750%	275,000	271,266
03/15/2028	4.000%	903,000	897,795
08/15/2030	2.650%	1,374,000	1,256,014
01/15/2033	5.000%	957,000	948,760
06/01/2034	5.500%	321,000	323,521
09/15/2035	5.400%	5,455,000	5,386,212
03/01/2047	5.200%	1,500,000	1,305,330
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	412,836
Northriver Midstream Finance LP(a)
07/15/2032	6.750%	1,035,000	1,064,396
ONEOK Partners LP
09/15/2043	6.200%	216,000	216,308
ONEOK, Inc.(a)
09/01/2030	6.500%	1,050,000	1,130,144
ONEOK, Inc.
09/01/2033	6.050%	1,420,000	1,493,317
11/01/2034	5.050%	2,590,000	2,526,193
09/15/2046	4.250%	320,000	243,212
03/15/2050	4.500%	1,960,000	1,529,909
10/15/2055	6.250%	10,190,000	9,957,744
Plains All American Pipeline LP/Finance Corp.
06/01/2042	5.150%	2,185,000	1,950,100
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	670,000	700,150
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,029,000	2,040,634
03/15/2028	4.200%	84,000	83,972
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,212,799
Summit Midstream Holdings LLC(a)
10/31/2029	8.625%	925,000	923,331
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	371,000	332,270
Sunoco LP(a)
07/01/2033	6.250%	1,230,000	1,257,405
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	141,716
Targa Resources Corp.
03/30/2034	6.500%	3,755,000	4,059,255
02/15/2035	5.500%	948,000	956,238
07/01/2052	6.250%	155,000	152,788
05/15/2055	6.125%	5,510,000	5,350,405
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	564,000	561,727
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,030,000	1,073,704
TransCanada PipeLines Ltd.
03/15/2036	5.850%	185,000	191,588
TransCanada PipeLines Ltd.(n)
06/01/2065	7.000%	1,332,000	1,353,845
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	447,000	425,434
03/15/2048	4.600%	4,875,000	4,100,653
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	719,104
01/15/2030	6.250%	2,400,000	2,499,615
08/15/2031	4.125%	1,000,000	938,969
Venture Global LNG, Inc.(a),(m),(n)
	9.000%	6,946,000	6,909,566
Venture Global LNG, Inc.(a)
06/01/2031	8.375%	2,205,000	2,314,129
02/01/2032	9.875%	1,529,000	1,665,007
Venture Global Plaquemines LNG LLC(a)
01/15/2034	6.500%	405,000	423,105
01/15/2036	6.750%	865,000	908,065
Western Gas Partners LP
03/01/2048	5.300%	603,000	507,635
Western Midstream Operating LP
11/15/2034	5.450%	1,241,000	1,224,583
Williams Companies, Inc. (The)
09/15/2025	4.000%	1,683,000	1,682,436
03/15/2029	4.900%	319,000	325,042
03/15/2032	8.750%	3,486,000	4,209,983
Williams Companies., Inc. (The)
03/02/2026	5.400%	3,250,000	3,264,800
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Williams Partners LP
03/04/2044	5.400%		78,000	73,498
Total				128,955,220
Natural Gas 0.2%
Boston Gas Co.(a)
08/01/2027	3.150%		1,472,000	1,442,013
01/10/2035	5.843%		672,000	705,146
Brooklyn Union Gas Co. (The)(a)
07/18/2054	6.415%		1,860,000	1,912,347
KeySpan Corp.
11/15/2030	8.000%		670,000	767,339
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		4,625,000	4,842,601
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	2,745,000	3,366,780
NiSource, Inc.
02/15/2031	1.700%		605,000	524,081
06/30/2033	5.400%		930,000	957,426
04/01/2055	5.850%		1,139,000	1,118,530
ONE Gas, Inc.
04/01/2029	5.100%		447,000	461,364
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%		3,400,000	3,432,884
Sempra(n)
10/01/2054	6.400%		1,279,000	1,264,615
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%		1,422,000	1,171,808
Southern Co. Gas Capital Corp.
09/15/2032	5.150%		5,715,000	5,826,881
Total				27,793,815
Office REIT 0.0%
Cousins Properties LP
07/15/2030	5.250%		590,000	605,466
Hudson Pacific Properties LP
11/01/2027	3.950%		3,463,000	3,312,798
02/15/2028	5.950%		55,000	53,835
01/15/2030	3.250%		590,000	499,726
Piedmont Operating Partnership LP
04/01/2032	2.750%		2,066,000	1,749,771
Total				6,221,596
Oil Field Services 0.1%
Crescent Energy Finance LLC(a)
04/01/2032	7.625%		1,025,000	1,021,039
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Helmerich & Payne, Inc.
12/01/2034	5.500%		4,120,000	3,965,996
Schlumberger Holdings Corp.(a)
11/15/2029	5.000%		883,000	910,387
06/26/2030	2.650%		564,000	525,391
Transocean, Inc.(a)
05/15/2029	8.250%		645,000	623,892
02/15/2030	8.750%		266,250	281,790
Total				7,328,495
Other Financial Institutions 0.2%
Atlas Warehouse Lending Co. LP(a)
01/15/2028	6.050%		2,244,000	2,286,227
01/15/2030	6.250%		2,220,000	2,272,581
Five Point Operating Co. LP/Capital Corp.(a),(n)
01/15/2028	10.500%		1,948,028	1,965,564
Greystone Commercial Capital Trust(a),(b),(l)
1-month USD LIBOR + 2.270% 08/31/2028	7.713%		9,190,225	8,179,300
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%		3,000,000	2,997,848
02/01/2031	4.375%		750,000	699,046
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,253,000	1,246,094
06/15/2030	9.000%		1,649,000	1,571,746
Icahn Enterprises LP/Finance Corp.(a)
11/15/2029	10.000%		340,000	336,561
Lseg US Fin Corp.(a)
03/28/2027	4.875%		1,152,000	1,163,667
03/28/2034	5.297%		1,058,000	1,083,761
Vonovia SE(a)
09/01/2032	0.750%	EUR	2,600,000	2,527,084
Total				26,329,479
Other Industry 0.2%
Arcosa, Inc.(a)
08/15/2032	6.875%		1,005,000	1,048,457
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%		3,187,000	3,118,957
Grand Canyon University
10/01/2028	5.125%		530,000	519,936
Massachusetts Institute of Technology
07/01/2114	4.678%		758,000	626,229
07/01/2116	3.885%		1,850,000	1,265,261
Mitsubishi Corp.(a)
07/02/2029	5.000%		2,655,000	2,731,708
Northwestern University
12/01/2057	3.662%		1,350,000	968,193
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
President and Fellows of Harvard College
07/15/2046	3.150%		3,031,000	2,183,406
07/15/2056	3.300%		2,230,000	1,512,137
TopBuild Corp.(a)
03/15/2029	3.625%		1,000,000	954,651
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%		1,620,000	1,315,166
University of Southern California
10/01/2039	3.028%		3,425,000	2,819,532
Williams Scotsman, Inc.(a)
06/15/2029	6.625%		2,360,000	2,422,685
Total				21,486,318
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		3,115,000	2,811,439
CubeSmart LP
12/15/2028	2.250%		694,000	653,214
Digital Dutch Finco BV(a)
01/15/2032	1.000%	EUR	980,000	984,919
03/15/2035	3.875%	EUR	370,000	427,012
Extra Space Storage LP
04/01/2028	5.700%		1,245,000	1,286,185
04/01/2029	3.900%		1,437,000	1,415,780
06/15/2029	4.000%		393,000	388,965
10/15/2030	2.200%		2,263,000	2,031,358
10/15/2031	2.400%		330,000	289,472
01/15/2035	5.350%		551,000	555,919
First Industrial LP
01/15/2031	5.250%		1,905,000	1,943,117
Host Hotels & Resorts LP
02/01/2026	4.500%		520,000	519,431
06/15/2032	5.700%		5,215,000	5,358,805
04/15/2035	5.500%		802,000	798,402
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%		1,050,000	1,027,219
Lexington Realty Trust
10/01/2031	2.375%		3,805,000	3,286,507
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
02/01/2030	7.000%		990,000	1,021,267
Prologis Euro Finance LLC
05/23/2033	4.625%	EUR	670,000	843,357
05/05/2034	4.000%	EUR	1,280,000	1,537,484
Prologis Targeted US Logistics Fund LP(a)
04/01/2029	5.250%		1,666,000	1,720,204
04/01/2034	5.500%		348,000	358,347
Public Storage Operating Co.
07/01/2030	4.375%		3,490,000	3,508,138
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Rexford Industrial Realty LP
09/01/2031	2.150%		2,529,000	2,195,358
Starwood Property Trust, Inc.(a)
07/01/2030	6.500%		770,000	798,884
10/15/2030	6.500%		1,000,000	1,035,968
Trust Fibra Uno(a)
01/23/2032	7.700%		890,000	953,447
WP Carey, Inc.
07/15/2030	4.650%		2,120,000	2,131,912
07/23/2032	4.250%	EUR	500,000	606,061
04/01/2033	2.250%		4,080,000	3,379,839
Total				43,868,010
Other Utility 0.1%
Essential Utilities, Inc.
08/15/2027	4.800%		2,720,000	2,749,497
04/15/2030	2.704%		1,339,000	1,243,308
01/15/2034	5.375%		398,000	405,234
08/15/2035	5.250%		4,830,000	4,804,765
Holding d’Infrastructures des Metiers de l’Environnement(a)
10/24/2029	4.875%	EUR	1,000,000	1,214,873
Suez SACA(a)
05/24/2034	2.875%	EUR	1,700,000	1,860,201
United Utilities Water Finance PLC(a)
05/23/2034	3.750%	EUR	1,540,000	1,800,980
Yorkshire Water Finance PLC(a)
11/18/2034	6.375%	GBP	1,500,000	2,061,537
Total				16,140,395
Packaging 0.2%
Amcor Flexibles North America, Inc.
03/17/2028	4.800%		2,385,000	2,410,912
03/17/2035	5.500%		3,245,000	3,319,950
Amcor Group Finance PLC
05/23/2029	5.450%		4,640,000	4,802,016
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		500,000	480,604
08/15/2027	5.250%		3,000,000	1,320,061
08/15/2027	5.250%		325,000	141,693
Ball Corp.
08/15/2030	2.875%		1,000,000	904,460
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		782,000	782,072
Berry Global, Inc.
01/15/2026	1.570%		3,261,000	3,222,197
01/15/2027	1.650%		1,065,000	1,028,055
04/15/2028	5.500%		6,438,000	6,635,108
01/15/2034	5.650%		1,600,000	1,663,137
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	1,925,000	1,985,011
04/15/2032	6.750%	800,000	821,599
Owens-Brockway Glass Container, Inc.(a)
05/15/2031	7.250%	1,000,000	1,017,897
Sealed Air Corp.(a)
10/15/2026	1.573%	703,000	679,209
02/15/2031	7.250%	950,000	1,000,405
Sonoco Products Co.
09/01/2029	4.600%	711,000	713,632
Total			32,928,018
Paper 0.0%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,020,000	1,005,489
Inversiones CMPC SA(a)
02/26/2034	6.125%	1,500,000	1,552,878
Smurfit Kappa Treasury ULC
01/15/2030	5.200%	2,025,000	2,088,957
04/03/2034	5.438%	737,000	756,948
04/03/2054	5.777%	351,000	345,180
Weyerhaeuser Co.
05/15/2026	4.750%	131,000	131,314
Total			5,880,766
Pharmaceuticals 0.8%
1261229 BC Ltd.(a)
04/15/2032	10.000%	975,000	1,013,743
AbbVie, Inc.
11/21/2026	2.950%	687,000	678,159
03/15/2028	4.650%	620,000	630,002
11/21/2029	3.200%	424,000	408,650
03/15/2031	4.950%	1,564,000	1,614,732
03/15/2035	4.550%	4,329,000	4,223,700
05/14/2035	4.500%	1,193,000	1,155,566
05/14/2036	4.300%	1,055,000	999,062
11/21/2039	4.050%	923,000	812,036
10/01/2042	4.625%	1,000,000	908,382
05/14/2045	4.700%	680,000	608,853
03/15/2055	5.600%	1,081,000	1,067,744
Amgen, Inc.
02/22/2052	4.200%	345,000	268,281
03/02/2053	5.650%	2,931,000	2,830,520
03/02/2063	5.750%	217,000	207,927
Astrazeneca Finance LLC
02/26/2031	4.900%	1,564,000	1,616,386
Bausch Health Companies, Inc.(a)
01/15/2028	7.000%	415,000	374,454
01/30/2028	5.000%	1,100,000	954,211
06/01/2028	4.875%	475,000	428,959
02/15/2029	5.000%	100,000	76,636
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
02/15/2029	6.250%		850,000	668,708
01/30/2030	5.250%		200,000	145,895
02/15/2031	5.250%		1,200,000	812,227
Bayer US Finance II LLC(a)
12/15/2028	4.375%		5,945,000	5,919,103
06/25/2038	4.625%		1,000,000	892,734
07/15/2044	4.400%		2,799,000	2,190,138
06/25/2048	4.875%		3,505,000	2,880,722
Biogen, Inc.
05/15/2055	6.450%		3,740,000	3,814,200
Bristol Myers Squibb Co.
06/15/2039	4.125%		166,000	147,537
Bristol-Myers Squibb Co.
02/22/2031	5.100%		649,000	675,423
05/15/2044	4.625%		555,000	489,943
02/22/2054	5.550%		2,081,000	2,005,917
11/15/2063	6.400%		230,000	245,846
CSL Finance PLC(a)
04/27/2029	4.050%		670,000	669,100
Eli Lilly & Co.
02/12/2030	4.750%		2,725,000	2,802,468
10/15/2032	4.550%		12,370,000	12,436,355
02/12/2055	5.500%		1,776,000	1,754,760
Gilead Sciences, Inc.
06/15/2035	5.100%		2,081,000	2,109,229
11/15/2064	5.600%		1,062,000	1,034,392
GlaxoSmithKline Capital, Inc.
04/15/2035	4.875%		1,264,000	1,263,302
Grifols SA(a)
05/01/2030	7.500%	EUR	2,839,000	3,500,218
Johnson & Johnson
03/01/2030	4.700%		657,000	676,747
02/26/2033	3.050%	EUR	3,030,000	3,544,405
Kevlar SpA(a)
09/01/2029	6.500%		1,015,000	998,769
Mylan NV
06/15/2026	3.950%		3,014,000	2,995,321
06/15/2046	5.250%		290,000	236,469
Mylan, Inc.
04/15/2048	5.200%		2,550,000	2,044,173
Organon Finance 1 LLC(a)
04/30/2031	5.125%		2,620,000	2,246,900
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%		548,000	558,268
05/19/2033	4.750%		622,000	623,449
05/19/2063	5.340%		1,223,000	1,113,255
Pfizer Netherlands International Finance BV
05/19/2032	3.250%	EUR	1,100,000	1,292,809
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a)
11/13/2030	5.489%		1,526,000	1,619,786
09/09/2034	4.592%		520,000	515,979
Royalty Pharma PLC
09/02/2025	1.200%		316,000	315,871
09/02/2027	1.750%		401,000	381,566
09/02/2029	5.150%		608,000	623,952
09/02/2030	2.200%		2,784,000	2,491,204
09/02/2040	3.300%		345,000	260,793
Takeda Pharmaceutical Co., Ltd.
07/05/2034	5.300%		350,000	357,685
07/05/2064	5.800%		750,000	727,598
Takeda US Financing, Inc.
07/07/2035	5.200%		1,065,000	1,069,472
07/07/2055	5.900%		1,148,000	1,144,073
Teva Pharmaceutical Finance Netherlands II BV
06/01/2031	4.125%	EUR	1,940,000	2,286,987
Viatris, Inc.
06/22/2030	2.700%		772,000	693,562
06/22/2040	3.850%		4,374,000	3,272,848
06/22/2050	4.000%		2,287,000	1,507,532
Zoetis, Inc.
08/17/2035	5.000%		2,935,000	2,922,710
Total				103,858,403
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
11/06/2030	7.500%		970,000	1,006,507
Alleghany Corp.
08/15/2051	3.250%		799,000	535,857
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/01/2031	6.500%		1,020,000	1,044,656
American International Group, Inc.
06/30/2030	3.400%		919,000	884,067
Aon Corp./Global Holdings PLC
12/02/2031	2.600%		4,495,000	4,025,363
Aon North America, Inc.
03/01/2027	5.125%		461,000	467,416
03/01/2029	5.150%		997,000	1,026,127
Arch Capital Finance LLC
12/15/2046	5.031%		970,000	876,764
Arthur J. Gallagher & Co.
03/09/2052	3.050%		2,115,000	1,318,124
Brown & Brown, Inc.
06/23/2030	4.900%		1,338,000	1,355,287
Chubb INA Holdings LLC
08/15/2035	4.900%		6,661,000	6,626,262
CNA Financial Corp.
08/15/2027	3.450%		3,828,000	3,777,634
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Enact Holdings, Inc.
05/28/2029	6.250%		5,510,000	5,752,018
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%		6,300,000	5,924,900
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%		800,000	844,266
07/15/2048	7.200%		1,290,000	1,303,100
Farmers Exchange Capital II(a),(n)
Subordinated
11/01/2053	6.151%		2,700,000	2,626,806
Farmers Insurance Exchange(a),(n)
Subordinated
10/15/2064	7.000%		405,000	414,644
Hartford Financial Services Group Inc. (The)(a),(b)
3-month Term SOFR + 2.387% 02/12/2047	6.598%		1,247,000	1,160,059
Hartford Financial Services Group Inc. (The)
09/15/2051	2.900%		441,000	276,074
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%		2,080,000	1,538,045
Markel Corp.
05/20/2049	5.000%		5,095,000	4,440,411
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%		1,025,000	1,062,397
SiriusPoint Ltd.
04/05/2029	7.000%		3,580,000	3,788,736
Trustage Financial Group, Inc.(a)
04/15/2032	4.625%		2,135,000	2,028,056
WR Berkley Corp.
05/12/2050	4.000%		1,480,000	1,115,732
Total				55,219,308
Railroads 0.0%
Canadian Pacific Railway Co.
11/15/2029	2.875%		437,000	415,232
05/01/2050	3.500%		3,280,000	2,322,483
CSX Corp.
03/01/2068	4.650%		148,000	120,481
Norfolk Southern Corp.
08/01/2030	5.050%		98,000	101,561
03/15/2034	5.550%		337,000	353,291
03/15/2064	5.950%		49,000	49,967
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	970,000	591,704
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Union Pacific Corp.
02/20/2035	5.100%		857,000	872,269
01/20/2063	5.150%		83,000	74,957
09/15/2067	4.100%		41,000	29,989
02/05/2070	3.750%		151,000	101,079
04/06/2071	3.799%		41,000	27,703
Total				5,060,716
Refining 0.1%
Marathon Petroleum Corp.
12/15/2026	5.125%		474,000	477,907
03/01/2030	5.150%		2,045,000	2,103,743
03/01/2035	5.700%		1,026,000	1,048,164
Phillips 66 Co.
02/15/2045	4.680%		1,300,000	1,089,045
Raizen Fuels Finance SA(a)
07/08/2032	6.250%		4,115,000	4,029,146
03/05/2034	6.450%		1,825,000	1,779,965
01/17/2035	5.700%		1,000,000	915,577
03/05/2054	6.950%		710,000	654,239
Total				12,097,786
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%		775,000	724,730
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(a)
07/01/2032	9.500%		525,000	544,451
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%		875,000	836,288
McDonald’s Corp.(a)
03/07/2035	4.250%	EUR	595,000	725,422
McDonald’s Corp.
09/01/2049	3.625%		910,000	659,624
Papa John’s International, Inc.(a)
09/15/2029	3.875%		775,000	744,999
Total				4,235,514
Retail REIT 0.1%
Essential Properties LP
12/01/2035	5.400%		2,300,000	2,271,071
Kimco Realty Corp.
02/01/2033	4.600%		3,780,000	3,723,673
Kite Realty Group LP
10/01/2026	4.000%		262,000	260,828
NNN REIT, Inc.
02/15/2031	4.600%		1,229,000	1,232,445
Realty Income Corp.
08/15/2027	3.950%		158,000	157,665
07/06/2030	4.875%	EUR	1,200,000	1,513,406
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simon Property Group LP
10/01/2035	5.125%	3,610,000	3,607,877
Total			12,766,965
Retailers 0.4%
Advance Auto Parts, Inc.(a)
08/01/2033	7.375%	1,060,000	1,086,229
Amazon.com, Inc.
05/12/2031	2.100%	546,000	489,466
AutoNation, Inc.
10/01/2025	4.500%	2,465,000	2,462,569
AutoZone, Inc.
04/21/2026	3.125%	415,000	411,546
11/01/2028	6.250%	437,000	463,804
01/15/2031	1.650%	1,175,000	1,017,162
Carvana Co.(a),(o)
12/01/2028	9.000%	902,321	923,090
06/01/2030	9.000%	4,225,000	4,413,563
06/01/2031	9.000%	1,402,502	1,591,512
Gap Inc. (The)(a)
10/01/2029	3.625%	1,550,000	1,451,701
Genuine Parts Co.
08/15/2029	4.950%	4,640,000	4,733,654
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	1,045,000	1,073,729
L Brands, Inc.
07/01/2036	6.750%	1,380,000	1,406,212
Lithia Motors, Inc.(a)
06/01/2029	3.875%	2,000,000	1,915,758
Lowe’s Companies, Inc.
04/01/2062	4.450%	49,000	37,547
04/01/2063	5.850%	75,000	72,691
Macy’s Retail Holdings LLC
12/15/2034	4.500%	1,705,000	1,418,859
Magic MergeCo, Inc.(a)
05/01/2028	5.250%	1,435,000	1,139,381
05/01/2029	7.875%	415,000	283,434
O’Reilly Automotive, Inc.
08/19/2034	5.000%	471,000	471,234
PVH Corp.
06/13/2030	5.500%	5,875,000	5,989,470
Ralph Lauren Corp.
06/15/2032	5.000%	3,510,000	3,582,957
Sally Holdings LLC/Capital, Inc.
03/01/2032	6.750%	1,020,000	1,059,311
Target Corp.
04/15/2035	5.000%	5,670,000	5,688,481
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tractor Supply Co.
11/01/2030	1.750%		3,885,000	3,405,691
Victoria’s Secret & Co.(a)
07/15/2029	4.625%		755,000	715,809
Walmart, Inc.
04/28/2035	4.900%		3,593,000	3,650,607
Wand NewCo 3, Inc.(a)
01/30/2032	7.625%		655,000	692,559
Total				51,648,026
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%		1,135,000	1,079,755
Kroger Co. (The)
09/15/2054	5.500%		844,000	789,403
09/15/2064	5.650%		1,108,000	1,039,097
Total				2,908,255
Supranational 0.1%
Corp Andina de Fomento
01/24/2029	5.000%		495,000	510,526
Inter-American Development Bank
10/15/2025	6.800%		2,500,000	2,506,568
07/15/2027	6.750%		4,000,000	4,190,585
Total				7,207,679
Technology 1.4%
Accenture Capital, Inc.
10/04/2031	4.250%		1,994,000	1,986,144
Adobe, Inc.
01/17/2030	4.950%		1,655,000	1,717,337
Alphabet, Inc.
05/15/2035	4.500%		1,431,000	1,419,040
05/06/2045	3.875%	EUR	1,465,000	1,664,027
05/15/2055	5.250%		858,000	832,049
05/15/2065	5.300%		477,000	459,140
Amentum Escrow Corp.(a)
08/01/2032	7.250%		1,015,000	1,059,284
Analog Devices, Inc.
06/15/2028	4.250%		5,315,000	5,355,651
Arrow Electronics, Inc.
08/21/2029	5.150%		5,539,000	5,666,762
Automatic Data Processing, Inc.
05/08/2032	4.750%		3,976,000	4,062,532
Broadcom, Inc.
04/15/2030	5.050%		850,000	875,611
11/15/2031	5.150%		756,000	781,464
04/15/2032	5.200%		408,000	421,128
07/15/2032	4.900%		17,113,000	17,315,148
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
10/15/2034	4.800%		1,114,000	1,101,247
Broadcom, Inc.(a)
02/15/2031	2.450%		1,683,000	1,521,144
11/15/2035	3.137%		4,561,000	3,854,841
11/15/2036	3.187%		1,784,000	1,484,250
05/15/2037	4.926%		2,474,000	2,404,714
Cadence Design Systems, Inc.
09/10/2029	4.300%		1,087,000	1,093,192
CDW LLC/Finance Corp.
12/01/2028	3.276%		3,880,000	3,739,200
03/01/2030	5.100%		700,000	712,284
CGI, Inc.(a)
03/14/2030	4.950%		5,975,000	6,096,087
Cisco Systems, Inc.
02/26/2031	4.950%		1,062,000	1,099,155
02/24/2032	4.950%		1,691,000	1,745,554
02/24/2035	5.100%		400,000	409,408
02/26/2054	5.300%		1,194,000	1,145,298
02/24/2055	5.500%		1,250,000	1,233,162
Cloud Software Group, Inc.(a)
06/30/2032	8.250%		1,355,000	1,448,641
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%		1,475,000	1,363,863
Constellation Software, Inc.(a)
02/16/2029	5.158%		951,000	974,237
CoreWeave, Inc.(a)
06/01/2030	9.250%		1,345,000	1,349,599
02/01/2031	9.000%		875,000	866,290
DXC Technology Co.
09/15/2028	2.375%		5,845,000	5,483,810
Equifax, Inc.
06/01/2028	5.100%		5,695,000	5,821,322
05/15/2030	3.100%		2,213,000	2,088,423
Equinix Europe 2 Financing Corp. LLC
11/22/2034	3.625%	EUR	2,185,000	2,485,925
Fiserv, Inc.
03/15/2027	5.150%		1,120,000	1,134,391
08/12/2034	5.150%		437,000	437,931
08/11/2035	5.250%		4,010,000	3,995,894
Flex Ltd.
01/15/2028	6.000%		2,560,000	2,649,840
01/15/2032	5.250%		1,489,000	1,520,825
Fortress Intermediate 3, Inc.(a)
06/01/2031	7.500%		635,000	668,661
Foundry JV Holdco LLC(a)
01/25/2030	5.900%		533,000	562,547
01/25/2031	5.500%		685,000	710,003
01/25/2034	5.875%		418,000	428,840
01/25/2037	6.200%		866,000	910,892
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Global Payments, Inc.
03/01/2026	1.200%	1,319,000	1,297,024
08/15/2052	5.950%	125,000	118,939
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	546,000	560,869
Hewlett Packard Enterprise Co.
10/15/2031	4.850%	1,536,000	1,547,646
10/15/2054	5.600%	2,514,000	2,317,589
HP, Inc.
06/17/2031	2.650%	594,000	533,140
IBM International Capital Pte., Ltd.
02/05/2031	4.750%	1,230,000	1,254,138
Imola Merger Corp.(a)
05/15/2029	4.750%	1,090,000	1,064,139
Intel Corp.
11/15/2029	2.450%	1,256,000	1,157,736
08/12/2041	2.800%	506,000	339,307
12/08/2047	3.734%	3,425,000	2,385,916
11/15/2049	3.250%	2,285,000	1,432,630
08/12/2051	3.050%	1,204,000	711,971
02/10/2053	5.700%	1,431,000	1,314,150
02/21/2054	5.600%	80,000	72,609
08/12/2061	3.200%	206,000	115,888
International Business Machines Corp.
02/10/2030	4.800%	1,994,000	2,041,756
02/10/2032	5.000%	1,143,000	1,171,510
02/10/2035	5.200%	939,000	953,664
02/10/2055	5.700%	1,650,000	1,619,954
Intuit, Inc.
09/15/2028	5.125%	464,000	479,529
09/15/2053	5.500%	1,655,000	1,622,117
Iron Mountain, Inc.(a)
01/15/2033	6.250%	710,000	725,645
Kyndryl Holdings, Inc.
10/15/2028	2.700%	2,628,000	2,498,265
Leidos, Inc.
02/15/2031	2.300%	845,000	751,406
Marvell Technology, Inc.
02/15/2029	5.750%	590,000	615,839
Microchip Technology, Inc.
02/15/2030	5.050%	3,045,000	3,106,656
Micron Technology, Inc.
11/01/2029	6.750%	3,575,000	3,878,846
01/15/2035	5.800%	3,669,000	3,792,799
Motorola Solutions, Inc.
04/15/2029	5.000%	690,000	705,692
08/15/2035	5.550%	885,000	912,195
MSCI, Inc.(a)
09/01/2030	3.625%	1,601,000	1,526,565
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,994,000	2,162,372
NetApp, Inc.
03/17/2032	5.500%	822,000	850,994
NXP BV/Funding LLC
03/01/2026	5.350%	868,000	869,263
NXP BV/Funding LLC/USA, Inc.
08/19/2028	4.300%	2,800,000	2,805,654
05/01/2030	3.400%	237,000	226,773
Open Text Corp.(a)
12/01/2027	6.900%	650,000	674,988
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	1,575,000	1,450,735
Oracle Corp.
11/15/2027	3.250%	1,978,000	1,939,388
03/25/2028	2.300%	741,000	707,680
08/03/2028	4.800%	2,785,000	2,836,290
04/01/2030	2.950%	666,000	626,713
11/15/2037	3.800%	1,207,000	1,028,329
09/27/2054	5.375%	1,748,000	1,555,510
05/15/2055	4.375%	15,000	11,400
08/03/2055	6.000%	1,740,000	1,695,825
04/01/2060	3.850%	165,000	110,500
09/27/2064	5.500%	728,000	644,895
08/03/2065	6.125%	560,000	543,417
Panasonic Holdings Corp.(a)
07/16/2034	5.302%	748,000	769,967
QUALCOMM, Inc.
05/20/2032	4.750%	913,000	928,964
05/20/2035	5.000%	5,290,000	5,340,374
05/20/2053	6.000%	1,477,000	1,543,131
Roper Technologies, Inc.
09/15/2028	4.250%	1,460,000	1,465,394
S&P Global, Inc.
03/01/2029	2.700%	778,000	744,001
08/15/2030	1.250%	409,000	355,701
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	500,000	516,437
Synopsys, Inc.
04/01/2032	5.000%	846,000	862,729
Teledyne FLIR LLC
08/01/2030	2.500%	2,213,000	2,023,340
Tyco Electronics Group SA
02/01/2030	4.625%	4,870,000	4,958,043
VMware, Inc.
08/15/2026	1.400%	1,183,000	1,150,226
Western Union Co. (The)
03/15/2026	1.350%	140,000	137,556
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Xerox Corp.(a)
10/15/2030	10.250%		960,000	996,836
Total				191,316,341
Tobacco 0.4%
Altria Group, Inc.
11/01/2028	6.200%		916,000	967,801
05/06/2030	3.400%		1,280,000	1,226,459
BAT Capital Corp.
08/15/2027	3.557%		375,000	370,037
03/25/2028	2.259%		1,930,000	1,838,025
02/20/2031	5.834%		405,000	428,382
03/25/2031	2.726%		15,000	13,652
08/15/2037	4.390%		1,210,000	1,090,690
08/02/2043	7.079%		261,000	288,572
BAT International Finance PLC
03/16/2028	4.448%		8,000,000	8,030,400
02/02/2029	5.931%		2,973,000	3,122,760
Imperial Brands Finance PLC(a)
06/30/2028	4.500%		4,630,000	4,655,233
02/01/2030	5.500%		1,474,000	1,527,517
07/01/2034	5.875%		734,000	757,916
Japan Tobacco, Inc.(a)
06/15/2030	5.250%		788,000	816,667
Philip Morris International, Inc.
02/13/2029	4.875%		1,097,000	1,120,024
06/06/2029	2.750%	EUR	685,000	798,043
09/07/2030	5.500%		2,295,000	2,417,030
11/01/2031	4.750%		1,044,000	1,058,512
09/07/2033	5.625%		10,000,000	10,486,580
Reynolds American, Inc.
08/15/2035	5.700%		6,525,000	6,712,996
09/15/2043	6.150%		151,000	151,922
08/15/2045	5.850%		424,000	409,235
Total				48,288,453
Transportation Services 0.3%
Dcli Bidco LLC(a)
11/15/2029	7.750%		3,115,000	3,190,084
Element Fleet Management Corp.(a)
03/13/2027	5.643%		1,880,000	1,915,088
03/25/2030	5.037%		1,670,000	1,700,586
FedEx Corp.(a)
04/01/2046	4.550%		87,000	70,982
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%		372,912	323,688
Gatwick Funding Ltd.(a)
10/16/2033	3.625%	EUR	330,000	386,021
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
GN Bondco LLC(a)
10/15/2031	9.500%		8,364,000	8,906,883
GXO Logistics, Inc.
05/06/2029	6.250%		377,000	395,316
Heathrow Funding Ltd.(a)
10/08/2030	1.125%	EUR	2,325,000	2,459,250
01/16/2036	3.875%	EUR	920,000	1,066,427
JB Hunt Transport Services, Inc.
03/15/2030	4.900%		1,885,000	1,929,357
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%		1,433,000	1,474,224
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%		691,000	686,159
03/30/2029	5.350%		2,707,000	2,790,044
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%		1,015,000	993,104
02/01/2030	5.250%		1,344,000	1,386,611
Ryder System, Inc.
06/01/2028	5.250%		699,000	718,014
03/15/2029	5.375%		126,000	130,278
06/01/2029	5.500%		917,000	955,551
09/01/2029	4.950%		649,000	663,441
03/15/2030	5.000%		2,439,000	2,496,684
12/01/2033	6.600%		625,000	691,901
Star Leasing Co LLC(a)
02/15/2030	7.625%		2,865,000	2,833,327
United Parcel Service, Inc.
05/14/2055	5.950%		1,147,000	1,160,980
05/14/2065	6.050%		537,000	543,579
XPO, Inc.(a)
06/01/2028	6.250%		575,000	585,881
Total				40,453,460
Treasury 0.1%
Mexico Government International Bond
07/02/2032	5.850%		6,711,000	6,850,737
Romanian Government International Bond(a)
09/16/2030	5.750%		3,620,000	3,651,894
05/16/2036	6.625%		7,140,000	7,128,268
Total				17,630,899
Wireless 0.5%
American Tower Corp.
03/15/2027	3.650%		562,000	557,652
08/15/2029	3.800%		2,820,000	2,761,998
04/15/2031	2.700%		555,000	503,448
09/15/2031	2.300%		477,000	419,862
Crown Castle Inc
03/01/2034	5.800%		395,000	412,185
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Crown Castle International Corp.
07/15/2026	1.050%		330,000	320,686
03/15/2027	2.900%		562,000	550,429
07/01/2030	3.300%		2,213,000	2,090,149
04/01/2031	2.100%		606,000	528,287
07/15/2031	2.500%		4,286,000	3,793,587
Crown Castle, Inc.
09/01/2028	4.800%		1,321,000	1,336,150
06/01/2029	5.600%		4,400,000	4,571,435
09/01/2029	4.900%		1,399,000	1,417,147
05/01/2033	5.100%		222,000	222,655
Digicel Group Holdings Ltd.(a),(h),(i),(l)
12/31/2030	0.000%		51,721	5,224
12/31/2030	0.000%		17,820	118
Digicel International Finance Ltd./DIFL US LLC(a)
08/01/2032	8.625%		3,430,000	3,513,291
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	1,555,000	1,729,504
Sitios Latinoamerica SAB de CV(a)
11/25/2029	6.000%		3,145,000	3,253,906
SoftBank Corp.(a)
07/09/2030	4.699%		5,450,000	5,490,931
Sprint Capital Corp.
11/15/2028	6.875%		2,328,000	2,504,087
03/15/2032	8.750%		1,775,000	2,152,983
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		4,551,250	4,579,463
T-Mobile US, Inc.
02/15/2026	2.250%		81,000	80,157
04/15/2027	3.750%		3,514,000	3,490,640
02/01/2028	4.750%		961,000	962,949
02/15/2028	2.050%		607,000	577,618
02/15/2029	2.625%		432,000	409,428
04/15/2029	3.375%		3,673,000	3,558,872
04/15/2030	3.875%		4,217,000	4,129,659
04/15/2031	3.500%		2,251,000	2,130,801
07/15/2033	5.050%		4,690,000	4,739,004
01/15/2035	4.700%		2,180,000	2,111,997
04/15/2040	4.375%		1,010,000	896,032
02/15/2041	3.000%		3,950,000	2,885,322
T-Mobile USA, Inc.
05/15/2035	5.300%		1,084,000	1,094,344
11/15/2055	5.875%		1,033,000	1,018,536
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%		730,000	682,576
Vodafone Group PLC
06/28/2064	5.875%		890,000	855,147
Zegona Finance PLC(a)
07/15/2029	8.625%		1,726,000	1,839,128
Total				74,177,387
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.3%
Altice Financing SA(a)
07/15/2027	9.625%	325,000	302,649
01/15/2028	5.000%	271,000	221,214
08/15/2029	5.750%	684,000	542,271
AT&T, Inc.
02/01/2032	2.250%	7,580,000	6,563,287
05/15/2035	4.500%	98,000	93,618
08/15/2037	4.900%	319,000	306,899
09/15/2055	3.550%	4,480,000	2,978,188
08/15/2056	6.050%	957,000	962,677
12/01/2057	3.800%	350,000	240,764
09/15/2059	3.650%	1,706,000	1,127,617
Cogent Communications Group, Inc.(a)
06/15/2027	7.000%	355,000	353,783
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	265,000	256,569
Frontier Communications Corp.(a)
05/01/2028	5.000%	3,025,000	3,018,180
Frontier Communications Holdings LLC
11/01/2029	5.875%	1,775,000	1,791,282
GCI LLC(a)
10/15/2028	4.750%	1,110,000	1,080,879
Level 3 Financing, Inc.(a)
06/15/2029	4.875%	225,000	210,565
04/01/2030	4.500%	1,150,000	1,032,242
10/15/2032	10.000%	1,775,000	1,782,330
06/30/2033	6.875%	1,620,000	1,636,685
03/31/2034	7.000%	2,470,000	2,486,071
Total Play Telecomunicaciones SA de CV(a)
12/31/2032	11.125%	1,841,500	1,797,769
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
02/15/2028	10.500%	3,825,000	4,024,618
Verizon Communications, Inc.
01/20/2031	1.750%	383,000	333,985
03/21/2031	2.550%	380,000	344,612
03/15/2032	2.355%	4,793,000	4,160,333
11/01/2034	4.400%	1,015,000	967,993
02/15/2035	4.780%	1,680,000	1,637,281
Verizon Communications, Inc.(a)
07/02/2037	5.401%	504,000	505,911
Total			40,760,272
Total Corporate Bonds & Notes (Cost $3,518,735,570)			3,506,932,627

Foreign Government Obligations(f),(q) 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	570,079
01/08/2027	1.625%	1,030,000	996,541
01/08/2032	2.500%	624,000	550,240
10/06/2033	6.000%	704,000	758,508
Total			2,875,368
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	996,345
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	600,000	595,624
Brazilian Government International Bond
01/22/2032	6.125%	500,000	517,403
10/20/2033	6.000%	350,000	352,591
03/15/2034	6.125%	2,675,000	2,694,424
03/15/2035	6.625%	1,850,000	1,892,947
05/13/2054	7.125%	1,175,000	1,142,835
Total			7,195,824
Canada 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	2,130,000	2,068,870
10/23/2029	6.350%	2,000,000	2,033,601
NOVA Chemicals Corp.(a)
12/01/2031	7.000%	770,000	809,486
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,419,193
Province of Manitoba
06/22/2026	2.125%	300,000	295,382
Province of Quebec(n)
03/02/2026	7.485%	230,000	233,090
Total			7,859,622
Chile 0.1%
Corp Nacional del Cobre de Chile(a)
01/13/2035	6.330%	1,600,000	1,675,228
01/13/2055	6.780%	1,486,000	1,534,833
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%	1,925,000	1,976,004
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%	850,000	836,217
01/26/2036	6.440%	2,150,000	2,269,061
Total			8,291,343
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Foreign Government Obligations(f),(q) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
03/15/2029	4.500%		250,000	243,473
04/25/2035	8.500%		1,575,000	1,709,398
11/14/2035	8.000%		1,862,000	1,959,490
11/07/2036	7.750%		525,000	537,547
11/14/2053	8.750%		2,000,000	2,112,115
11/07/2054	8.375%		1,150,000	1,166,965
Ecopetrol SA
01/19/2029	8.625%		4,080,000	4,419,899
04/29/2030	6.875%		750,000	762,529
11/02/2031	4.625%		212,000	185,908
01/19/2036	8.375%		3,270,000	3,310,308
Total				16,407,632
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%		1,000,000	1,056,884
Dominican Republic 0.1%
Dominican Republic International Bond(a)
07/19/2028	6.000%		1,400,000	1,434,855
02/22/2029	5.500%		4,515,000	4,555,543
03/15/2037	6.950%		2,800,000	2,920,036
Total				8,910,434
France 0.0%
Electricite de France SA(a)
06/17/2044	4.750%	EUR	1,500,000	1,740,057
Germany 0.0%
EMD Finance LLC(a)
10/15/2032	4.625%		1,357,000	1,347,214
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%		450,000	453,455
08/06/2031	6.050%		1,650,000	1,708,458
10/07/2033	3.700%		794,000	692,136
02/06/2037	6.550%		800,000	830,633
Total				3,684,682
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		977,000	830,764
MVM Energetika Zrt(a)
03/13/2031	6.500%		423,000	442,812
Total				1,273,576
Foreign Government Obligations(f),(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	852,128
02/01/2028	3.875%	1,025,000	1,014,515
01/13/2031	2.250%	1,030,000	924,109
Indian Railway Finance Corp., Ltd.(a)
01/21/2032	3.570%	1,110,000	1,049,658
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	573,957
Total			4,414,367
Indonesia 0.0%
Freeport Indonesia PT(a)
04/14/2032	5.315%	545,000	555,623
Indonesia Government International Bond
09/10/2034	4.750%	560,000	555,366
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,228,746
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2030	2.800%	1,000,000	931,042
PT Pertamina Persero(a)
08/25/2030	3.100%	1,424,000	1,332,967
Total			4,603,744
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	2,200,000	2,163,364
Israel Government International Bond
02/19/2030	5.375%	2,500,000	2,566,409
Total			4,729,773
Italy 0.0%
Cassa Depositi e Prestiti SpA(a)
05/05/2026	5.750%	1,200,000	1,210,242
04/30/2029	5.875%	2,000,000	2,099,020
Total			3,309,262
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%	300,000	300,923
04/24/2030	5.375%	962,000	982,283
KazTransGas JSC(a)
09/26/2027	4.375%	200,000	197,981
Total			1,481,187
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Foreign Government Obligations(f),(q) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.4%
Comision Federal de Electricidad(a)
05/15/2029	4.688%		2,797,000	2,743,080
01/24/2030	5.700%		1,425,000	1,433,823
01/24/2035	6.450%		1,975,000	1,986,727
Eagle Funding Luxco Sarl(a)
08/17/2030	5.500%		2,825,000	2,870,257
Mexico City Airport Trust(a)
10/31/2026	4.250%		1,435,000	1,428,248
04/30/2028	3.875%		420,000	410,710
10/31/2046	5.500%		2,303,000	1,948,089
07/31/2047	5.500%		5,582,000	4,715,667
Mexico Government International Bond
05/24/2031	2.659%		1,081,000	951,999
04/27/2032	4.750%		250,000	240,908
05/19/2033	4.875%		987,000	942,352
02/09/2035	6.350%		470,000	485,985
05/13/2037	6.875%		2,117,000	2,227,941
01/29/2038	6.625%		978,000	1,001,552
05/13/2055	7.375%		734,000	767,341
Pemex Project Funding Master Trust
06/15/2038	6.625%		229,000	190,990
Petroleos Mexicanos
03/13/2027	6.500%		11,722,000	11,773,558
02/12/2028	5.350%		2,276,000	2,228,838
01/23/2029	6.500%		625,000	628,106
01/23/2030	6.840%		6,120,000	6,096,651
01/28/2031	5.950%		3,025,000	2,830,753
02/16/2032	6.700%		6,281,000	6,025,331
06/15/2035	6.625%		900,000	815,428
09/21/2047	6.750%		1,257,000	983,234
Total				55,727,568
Morocco 0.1%
OCP SA(a)
06/23/2031	3.750%		357,000	326,656
05/02/2034	6.750%		4,695,000	4,950,468
Total				5,277,124
Netherlands 0.0%
TenneT Holding BV(a)
10/28/2042	4.750%	EUR	1,035,000	1,317,492
Norway 0.0%
Equinor ASA
09/03/2030	4.500%		787,000	798,320
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%		600,000	612,999
Foreign Government Obligations(f),(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 0.1%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	754,510
08/11/2030	2.500%	600,000	517,378
Panama Government International Bond
03/01/2031	7.500%	1,300,000	1,412,389
09/29/2032	2.252%	657,000	519,260
01/19/2033	3.298%	250,000	210,755
02/14/2035	6.400%	200,000	201,161
03/01/2038	8.000%	1,720,000	1,901,669
Total			5,517,122
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	730,000	729,436
Peru 0.0%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%	600,000	572,558
Petroleos del Peru SA(a)
06/19/2032	4.750%	2,100,000	1,706,886
Total			2,279,444
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	800,000	738,705
Romania 0.0%
Romanian Government International Bond(a)
03/27/2032	3.625%	1,550,000	1,360,992
03/24/2035	5.750%	2,122,000	2,013,158
03/24/2035	5.750%	200,000	189,742
Total			3,563,892
Serbia 0.1%
Serbia International Bond(a)
12/01/2030	2.125%	6,640,000	5,721,901
06/12/2034	6.000%	5,915,000	6,052,568
Total			11,774,469
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
08/10/2028	6.350%	1,739,000	1,777,635
08/10/2028	6.350%	213,000	217,732
08/10/2028	8.450%	3,985,000	4,227,166
08/10/2028	8.450%	451,000	478,407
Republic of South Africa Government International Bond
09/30/2029	4.850%	875,000	854,440
06/22/2030	5.875%	750,000	754,951
04/20/2032	5.875%	2,300,000	2,280,710
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Foreign Government Obligations(f),(q) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond(a)
11/19/2036	7.100%		1,875,000	1,889,630
11/19/2054	7.950%		925,000	896,333
Total				13,377,004
Ukraine 0.0%
Ukraine Government International Bond(a),(n)
02/01/2029	4.500%		293,248	189,751
02/01/2034	4.500%		513,185	276,404
02/01/2035	4.500%		586,497	310,811
02/01/2036	4.500%		73,312	38,616
Ukraine Government International Bond(a),(h)
02/01/2030	0.000%		80,093	40,460
02/01/2034	0.000%		299,297	118,247
02/01/2035	0.000%		252,927	130,946
02/01/2036	0.000%		210,772	108,763
Total				1,213,998
Uruguay 0.0%
Uruguay Government International Bond
02/14/2037	5.442%		410,000	423,564
Total Foreign Government Obligations (Cost $180,996,590)				183,528,451

Inflation-Indexed Bonds(f) 0.0%

Mexico 0.0%
Mexico Udibonos
11/27/2031	2.750%	MXN	15,806,391	754,027
Total Inflation-Indexed Bonds (Cost $673,866)				754,027

Municipal Bonds 0.3%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Higher Education 0.1%
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%		4,020,000	3,107,022
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%		2,020,000	1,221,809
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%		725,000	529,970
Total				4,858,801
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,740,000	1,198,996
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,249,136
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%	2,280,000	2,283,701
Medina Valley Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2050	4.750%	1,255,000	1,225,340
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.000%	1,825,000	1,843,688
Total			8,601,865
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,350,465
Revenue Bonds
Subordinated Series 2022F-1
02/01/2051	5.000%	1,080,000	1,082,104
Subordinated Series 2025E
11/01/2053	5.000%	3,700,000	3,721,633
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2025A
03/15/2054	5.000%	2,925,000	2,942,607
New York State Thruway Authority
Revenue Bonds
Climate Bond Certified
Series 2022
03/15/2053	5.000%	1,440,000	1,444,316
Series 2025
03/15/2059	5.000%	3,500,000	3,508,039
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,451,891
Total			17,501,055
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	1,991,958
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,748,149
Total			3,740,107
Total Municipal Bonds (Cost $39,930,360)			35,900,824

Residential Mortgage-Backed Securities - Agency 27.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,302,089	1,329,324
Fannie Mae REMICS(b),(e)
CMO Series 2016-78 Class CS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2039	1.637%	11,136,090	850,823
CMO Series 2018-67 Class SH
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.737%	3,862,593	515,581
Fannie Mae REMICS(e)
CMO Series 2020-58 Class IC
07/25/2050	5.500%	3,579,126	903,357
Federal Home Loan Mortgage Corp.
10/01/2028- 07/01/2032	7.000%	60,040	63,173
10/01/2031- 07/01/2037	6.000%	214,999	226,466
04/01/2033- 06/01/2055	5.500%	72,802,259	73,881,500
10/01/2039- 12/01/2054	5.000%	43,098,893	42,596,358
09/01/2040- 10/01/2052	4.000%	115,033,712	107,784,312
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2040- 02/01/2054	4.500%	128,878,904	124,478,803
06/01/2043- 05/01/2052	3.500%	55,700,343	51,181,201
08/01/2046- 06/01/2052	3.000%	138,365,313	121,101,326
06/01/2050- 10/01/2052	2.500%	307,521,384	257,005,154
12/01/2050- 06/01/2052	2.000%	90,196,581	71,989,842
CMO Series 2060 Class Z
05/15/2028	6.500%	18,537	18,810
CMO Series 2310 Class Z
04/15/2031	6.000%	21,194	21,749
CMO Series 2725 Class TA
12/15/2033	4.500%	1,130,986	1,139,841
CMO Series 2882 Class ZC
11/15/2034	6.000%	2,072,291	2,196,667
CMO Series 2953 Class LZ
03/15/2035	6.000%	1,622,745	1,706,748
CMO Series 3028 Class ZE
09/15/2035	5.500%	170,023	172,758
CMO Series 3032 Class PZ
09/15/2035	5.800%	411,545	429,081
CMO Series 3121 Class EZ
03/15/2036	6.000%	54,747	57,795
CMO Series 3181 Class AZ
07/15/2036	6.500%	21,553	22,794
CMO Series 353 Class 300
12/15/2046	3.000%	4,394,247	3,972,212
CMO Series 3740 Class BA
10/15/2040	4.000%	938,802	912,704
CMO Series 3747 Class HY
10/15/2040	4.500%	2,434,050	2,430,524
CMO Series 3753 Class KZ
11/15/2040	4.500%	4,124,026	4,119,246
CMO Series 3769 Class ZC
12/15/2040	4.500%	2,074,088	2,073,421
CMO Series 3841 Class JZ
04/15/2041	5.000%	187,848	190,484
CMO Series 3888 Class ZG
07/15/2041	4.000%	394,355	382,439
CMO Series 3926 Class NY
09/15/2041	4.000%	335,975	327,978
CMO Series 3928 Class MB
09/15/2041	4.500%	703,469	700,425
CMO Series 3934 Class CB
10/15/2041	4.000%	2,271,306	2,210,520
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3982 Class TZ
01/15/2042	4.000%	873,747	853,916
CMO Series 4027 Class AB
12/15/2040	4.000%	948,226	933,039
CMO Series 4057 Class ZB
06/15/2042	3.500%	4,706,363	4,482,971
CMO Series 4057 Class ZL
06/15/2042	3.500%	5,194,706	4,950,452
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,124,206
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,575,044	12,066,800
CMO Series 4463 Class ZA
04/15/2045	4.000%	3,812,846	3,716,421
CMO Series 4495 Class PA
09/15/2043	3.500%	77,564	76,664
CMO Series 4682 Class HZ
04/15/2047	3.500%	2,595,396	2,407,406
CMO Series 4771 Class HZ
03/15/2048	3.500%	10,397,438	9,557,425
CMO Series 4787 Class PY
05/15/2048	4.000%	881,003	836,446
CMO Series 4793 Class CD
06/15/2048	3.000%	745,675	671,135
CMO Series 4839 Class A
04/15/2051	4.000%	2,246,564	2,161,084
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,113,822	990,320
Federal Home Loan Mortgage Corp.(b),(e)
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/15/2043	1.643%	9,109,137	856,733
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/15/2043	2.193%	2,450,839	400,270
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/15/2039	1.693%	3,073,882	284,236
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.493%	5,027,329	513,179
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 274 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2042	1.543%	6,340,722	725,493
CMO Series 279 Class S6
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.593%	4,356,955	483,741
CMO Series 299 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2043	1.543%	2,508,845	295,913
CMO Series 300 Class S1
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 01/15/2043	1.643%	6,556,843	743,382
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.493%	10,656,863	1,137,502
CMO Series 336 Class 30
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2044	1.593%	4,483,909	513,873
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR + 5.781% Cap 5.895% 01/15/2038	1.438%	1,124,762	111,602
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 04/15/2036	2.193%	1,610,580	136,603
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR + 0.286% 10/15/2040	1.882%	3,626,171	346,637
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2041	1.493%	2,311,889	238,923
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/15/2041	2.143%	2,801,847	210,418
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR + 5.436% Cap 5.550% 07/15/2042	1.093%	3,061,035	242,933
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2043	1.643%	5,075,915	458,800
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2046	1.643%	7,397,016	498,195
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.587%	13,239,371	1,899,159
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.593%	5,922,058	638,219
CMO STRIPS Series 337 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2044	1.593%	7,368,117	795,339
Federal Home Loan Mortgage Corp.(r)
10/01/2054- 01/01/2055	5.500%	20,459,305	20,582,752
Federal Home Loan Mortgage Corp.(b)
CMO Series 2380 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 8.500% 11/15/2031	4.907%	18,475	18,466
CMO Series 2557 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 01/15/2033	4.857%	52,034	51,989
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2962 Class PF
30-day Average SOFR + 0.364% Floor 0.250%, Cap 7.000% 03/15/2035	4.707%	18,981	18,959
CMO Series 2981 Class FU
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 05/15/2030	4.657%	102,550	101,982
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR + 19.547% Cap 19.890% 11/15/2035	6.519%	233,286	256,220
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR + 23.414% Cap 23.833% 12/15/2035	7.490%	364,170	407,423
CMO Series 3085 Class FV
30-day Average SOFR + 0.814% Floor 0.700%, Cap 8.000% 08/15/2035	5.157%	315,623	317,182
CMO Series 3564 Class FC
30-day Average SOFR + 1.364% Floor 1.250%, Cap 6.500% 01/15/2037	5.710%	138,799	141,151
CMO Series 3680 Class FA
30-day Average SOFR + 1.114% Floor 1.000%, Cap 6.000% 06/15/2040	5.457%	396,107	400,364
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	14,902	14,294
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	4.828%	500,537	497,289
Federal Home Loan Mortgage Corp.(e)
CMO Series 303 Class C21
01/15/2043	4.000%	7,994,875	1,246,303
CMO Series 303 Class C30
12/15/2042	4.500%	5,152,115	763,924
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 364 Class C15
12/15/2046	3.500%	3,444,518	525,902
CMO Series 4146 Class IA
12/15/2032	3.500%	3,052,526	247,885
CMO Series 4186 Class IB
03/15/2033	3.000%	3,069,197	216,818
CMO Series 4627 Class PI
05/15/2044	3.500%	765,018	13,221
CMO Series 4698 Class BI
07/15/2047	5.000%	9,093,153	1,790,533
CMO Series 5048 Class HI
01/15/2042	4.500%	2,266,414	436,140
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	468,957
STRIPS
11/15/2052	4.000%	7,157,125	1,694,593
11/15/2052	4.500%	8,184,997	2,227,749
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 351 Class 213
02/15/2046	4.244%	245,390	42,606
CMO Series 364 Class 141
12/15/2046	2.752%	284,087	37,288
CMO Series 364 Class 151
12/15/2046	3.364%	274,764	41,123
CMO Series 364 Class 158
12/15/2046	3.735%	146,938	24,430
CMO Series 364 Class 167
12/15/2046	2.567%	264,836	29,357
CMO Series 364 Class C23
12/15/2046	2.944%	3,384,498	447,507
CMO Series 364 Class C24
12/15/2046	3.452%	1,905,567	296,180
CMO Series 364 Class C25
12/15/2046	4.037%	576,387	102,937
CMO Series 368 Class C15
01/25/2048	3.261%	3,547,197	493,122
CMO Series 5094 Class IO
12/15/2048	1.411%	12,218,337	906,023
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K051 Class X1
09/25/2025	0.658%	4,353,759	157
CMO Series K058 Class X1
08/25/2026	1.024%	2,205,804	13,983
CMO Series KW02 Class X1
12/25/2026	0.230%	7,019,886	6,539
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(e)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2043	1.543%	8,500,062	922,313
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2053	1.593%	23,007,353	2,926,625
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 04/15/2045	1.743%	4,695,803	624,570
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/15/2056	1.643%	33,661,351	4,933,633
CMO Series 4942 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 01/25/2050	1.587%	9,310,017	1,084,102
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,522,154	437,922
CMO Series 204864 Class IU
12/15/2048	4.500%	2,405,605	453,247
CMO Series 205012 Class MI
09/25/2050	4.000%	7,586,879	1,552,929
CMO Series 205038 Class ID
11/25/2050	3.500%	25,694,460	4,648,154
CMO Series 4257 Class IK
12/15/2042	4.000%	2,700,690	433,753
CMO Series 4999 Class IA
08/25/2050	4.500%	22,505,311	4,925,069
CMO Series 5043 Class IO
11/25/2050	5.000%	13,488,333	3,466,249
CMO Series 5058 Class NI
06/25/2050	3.000%	13,510,001	2,220,739
CMO Series 5079 Class DI
02/25/2051	6.500%	7,448,101	1,276,579
CMO Series 5081 Class PI
03/25/2051	3.000%	38,548,486	6,521,429
CMO Series 5088 Class IB
03/25/2051	2.500%	22,239,936	3,252,213
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5095 Class AI
04/25/2051	3.500%	17,930,705	3,169,460
CMO Series 5113 Class MI
06/25/2051	3.500%	16,219,607	3,154,378
CMO Series 5115 Class GI
09/25/2050	3.000%	9,526,888	1,540,995
CMO Series 5148 Class EI
10/25/2051	3.000%	39,209,649	6,214,318
CMO Series 5153 Class JI
10/25/2051	3.500%	7,227,204	1,329,365
CMO Series 5217 Class PI
04/25/2052	3.500%	4,456,276	403,710
CMO Series 5223 Class IM
02/25/2042	5.500%	7,576,761	1,175,726
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,132,215	1,143,642
CMO Series 4372 Class Z
08/15/2044	3.000%	2,612,544	2,390,412
CMO Series 4402 Class YB
10/15/2044	3.000%	2,081,499	1,899,966
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,500,308	6,362,894
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,255,101	1,000,896
CMO Series 4755 Class Z
02/15/2048	3.000%	1,242,181	1,103,126
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,765,135	2,950,033
CMO Series 5237 Class GA
09/25/2046	4.000%	1,808,111	1,770,044
Federal Home Loan Mortgage Corp. REMICS(d),(e)
CMO Series 5065 Class EI
11/25/2044	5.344%	1,078,524	203,877
Federal National Mortgage Association
03/01/2026- 03/01/2053	7.000%	860,132	906,404
12/01/2026- 08/01/2027	8.000%	939	942
04/01/2027- 06/01/2032	7.500%	11,371	11,685
05/01/2029- 12/01/2054	6.000%	68,634,644	70,324,415
03/01/2033- 12/01/2054	5.500%	102,486,323	103,354,399
09/01/2033- 10/01/2053	3.000%	257,546,619	224,557,327
10/01/2033- 12/01/2052	3.500%	121,707,439	111,281,990
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2037- 06/01/2062	2.500%	301,337,564	252,468,433
07/01/2039- 02/01/2055	5.000%	148,966,008	147,467,425
08/01/2040- 04/01/2052	2.000%	288,751,679	231,670,485
10/01/2040- 06/01/2056	4.500%	104,482,258	100,897,492
02/01/2041- 11/01/2052	4.000%	88,349,600	83,478,367
11/01/2050- 11/01/2051	1.500%	42,656,658	32,218,493
01/01/2053- 02/01/2054	6.500%	11,677,915	12,107,709
CMO Series 2003-22 Class Z
04/25/2033	6.000%	60,186	62,721
CMO Series 2003-33 Class PT
05/25/2033	4.500%	2,475	2,452
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	308,657	323,704
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,220,631	1,169,447
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,363,569	2,326,707
CMO Series 2011-53 Class WT
06/25/2041	4.500%	203,486	205,016
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	6,904,965
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	8,227,053	7,794,149
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	6,379,549	6,039,318
CMO Series 2012-94
09/25/2042	3.500%	7,456,313	7,071,539
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,224,547	1,196,349
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	36,698
CMO Series 2018-38 Class PA
06/25/2047	3.500%	319,943	311,780
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,176,140	1,963,030
CMO Series 2018-94D Class KD
12/25/2048	3.500%	581,105	529,141
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	2,765,967	2,610,473
CMO Series 98-17 Class Z
04/18/2028	6.500%	4,335	4,332
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(s)
04/01/2051	2.000%	13,645,907	10,923,160
Federal National Mortgage Association(r)
07/01/2055	5.500%	15,455,027	15,548,097
Federal National Mortgage Association(b),(e)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR + 7.486% Cap 7.600% 05/25/2034	3.137%	716,501	87,739
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR + 6.476% Cap 6.590% 06/25/2036	2.127%	551,121	60,758
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 12/25/2039	1.737%	1,795,838	205,950
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 11/25/2039	1.787%	2,453,087	228,237
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/25/2040	2.137%	2,291,880	312,680
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 03/25/2040	1.787%	3,888,955	294,642
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/25/2040	1.987%	996,498	106,973
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR + 6.426% Cap 6.540% 12/25/2041	2.077%	13,128,594	2,099,519
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR + 5.816% Cap 5.930% 06/25/2041	1.467%	3,238,225	306,652
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2027	2.237%	107,215	965
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2043	1.687%	3,024,114	349,041
CMO Series 2013-124 Class SB
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 12/25/2043	1.487%	10,262,104	1,150,594
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2041	1.737%	2,387,088	188,186
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	1.687%	8,835,221	1,207,209
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 07/25/2044	2.237%	2,276,749	334,309
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2044	1.637%	3,939,490	455,987
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 01/25/2037	2.237%	1,958,783	150,364
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2046	1.637%	2,887,719	241,667
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2034	1.637%	1,324,592	122,449
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	1.637%	3,728,867	276,689
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	1.637%	22,218,641	1,637,187
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2046	1.787%	3,795,642	371,780
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/25/2046	1.637%	5,267,030	390,005
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/25/2046	1.637%	9,430,596	1,100,710
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.187%	2,190,000	180,901
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2047	1.687%	3,494,136	225,442
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 08/25/2047	0.000%	4,821,943	180,820
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2038	1.787%	3,049,697	308,611
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 08/25/2048	1.737%	2,234,013	184,566
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2049	1.687%	9,362,822	814,315
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/25/2049	1.637%	8,889,678	850,584
Federal National Mortgage Association(b)
CMO Series 2004-93 Class FC
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 12/25/2034	4.663%	105,704	105,182
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR + 15.437% Cap 15.738% 05/25/2035	4.032%	99,681	104,666
CMO Series 2007-90 Class F
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 09/25/2037	4.953%	5,682	5,675
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR + 38.493% Cap 39.180% 07/25/2037	12.403%	33,099	44,521
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR + 32.428% Cap 33.000% 08/25/2036	10.686%	156,273	209,938
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR + 9.771% Cap 10.000% 12/25/2040	1.080%	420,858	294,152
CMO Series 2010-150 Class FL
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 10/25/2040	5.013%	76,039	75,960
CMO Series 2012-1 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 02/25/2042	4.963%	567,696	562,354
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR + 13.157% Cap 4.500% 10/25/2042	0.121%	310,600	222,060
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR + 17.485% Cap 4.500% 01/25/2043	0.000%	32,299	21,761
Federal National Mortgage Association(e)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	2,603,028	221,171
CMO Series 2013-23 Class AI
03/25/2043	5.000%	3,690,236	586,942
CMO Series 2013-35 Class IB
04/25/2033	3.000%	3,443,504	263,165
CMO Series 2013-41 Class HI
02/25/2033	3.000%	3,373,888	168,037
CMO Series 2015-54 Class GI
07/25/2045	5.500%	16,661,556	2,380,936
CMO Series 2020-42 Class AI
06/25/2050	2.500%	15,779,219	1,622,411
CMO Series 2020-72 Class LI
12/25/2040	5.000%	3,944,704	756,586
CMO Series 20434 Class C24
06/25/2053	4.500%	27,563,073	6,446,071
CMO Series 385 Class 8
12/25/2037	5.500%	1,344,806	244,042
CMO Series 426 Class C58
03/25/2052	3.000%	31,525,991	5,392,259
CMO Series 427 Class C17
01/25/2035	3.000%	8,336,974	745,119
CMO Series 427 Class C57
02/25/2032	2.500%	42,521,852	2,400,635
STRIPS
01/25/2052	4.500%	2,241,227	578,815
Federal National Mortgage Association(d),(e)
CMO Series 2021-24 Class IO
03/25/2059	1.083%	7,819,804	496,490
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,243,684	1,216,948
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,172,722	2,057,361
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	2,904,248	2,666,092
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	14,254,594	12,934,051
CMO Series 2018-11 Class BX
12/25/2047	4.000%	7,625,118	7,272,002
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,261,351	2,056,573
CMO Series 2020-46 Class JG
07/25/2050	2.000%	1,761,951	1,447,827
Federal National Mortgage Association REMICS(e)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	5,138,466	360,896
CMO Series 2015-86 Class MI
11/25/2045	5.500%	4,729,817	719,680
CMO Series 2017-54 Class ID
07/25/2047	4.000%	1,984,356	343,242
CMO Series 2020-47 Class DI
07/25/2050	4.000%	38,482,816	7,485,685
CMO Series 2020-74 Class HI
10/25/2050	5.500%	3,950,596	691,005
CMO Series 2020-99 Class IB
05/25/2050	3.500%	10,880,084	1,976,004
CMO Series 2021-1 Class IB
02/25/2061	3.500%	11,560,453	2,017,321
CMO Series 2021-74 Class LI
11/25/2051	3.500%	19,360,759	4,097,329
CMO Series 2021-94 Class AI
01/25/2052	3.000%	22,593,852	3,799,190
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	585,159
CMO Series 2022-5 Class LI
02/25/2052	3.000%	24,819,209	2,942,915
Federal National Mortgage Association REMICS(b),(e)
CMO Series 2013-136 Class SB
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 01/25/2044	1.437%	8,243,800	889,433
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 03/25/2047	1.587%	7,297,937	920,319
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2047	1.637%	12,566,975	1,573,327
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 06/25/2048	1.737%	9,221,489	1,183,961
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.587%	30,913,066	3,586,432
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/15/2039	1.993%	6,593,264	733,516
Freddie Mac REMICS(b),(e)
CMO Series 204314 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.543%	2,734,325	253,887
CMO Series 4715 Class JS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/15/2047	1.693%	4,337,502	541,263
CMO Series 4795 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 06/15/2048	1.693%	3,579,599	470,836
Freddie Mac REMICS(e)
CMO Series 4999 Class QI
05/25/2050	4.000%	169,859	33,661
CMO Series 5093 Class IV
12/25/2050	4.500%	7,739,584	1,798,302
CMO Series 5093 Class VI
12/25/2050	4.500%	13,237,601	3,075,774
CMO Series 5282A Class GI
02/25/2050	4.000%	2,290,595	490,391
Government National Mortgage Association
05/15/2040- 05/20/2053	5.000%	5,177,763	5,176,673
05/20/2041- 10/20/2054	4.500%	41,038,806	39,802,132
02/15/2042- 07/20/2053	4.000%	14,950,264	14,101,726
08/20/2042- 10/20/2052	3.500%	61,197,000	56,464,262
12/20/2046- 06/20/2052	3.000%	83,071,210	73,656,450
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/20/2049- 04/20/2052	2.500%	52,269,744	44,598,007
12/20/2050- 03/20/2052	2.000%	37,109,644	30,411,272
01/20/2053- 04/20/2053	5.500%	32,638,970	33,067,861
04/20/2053	6.000%	9,281,257	9,527,454
03/20/2054	6.500%	2,556,911	2,633,201
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,838,864	1,911,940
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,047,715	1,070,256
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,290,226	1,295,420
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,416,129	1,431,085
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,422,643	1,406,317
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,340,972	1,316,717
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,125,389	3,096,852
CMO Series 2014-3 Class EP
02/16/2043	2.750%	3,476,988	3,339,501
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	799,861
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,647,507	3,754,717
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,233,946	1,109,330
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	4,076,733	3,892,987
CMO Series 2018-53 Class AL
11/20/2045	3.500%	597,841	581,306
CMO Series 2023-111 Class ZL
08/20/2053	6.000%	3,156,047	3,226,266
Government National Mortgage Association(b)
1-year CMT + 1.140% 03/20/2066	5.270%	26,671	26,888
1-year CMT + 0.827% 04/20/2066	4.957%	96,649	97,471
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR + 38.973% Cap 39.660% 07/20/2036	12.931%	360,801	502,353
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.690% 03/20/2060	5.005%	75,163	75,239
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 13.898% 08/20/2058	4.792%	11,725	11,719
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814% Floor 0.700%, Cap 10.500% 09/20/2062	5.002%	18,002	18,025
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	5.142%	99	99
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	5.092%	88	88
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814% Floor 0.700% 12/20/2061	5.142%	28,125	27,580
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454% Floor 0.340%, Cap 10.500% 12/20/2062	4.782%	35,838	35,763
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.868%	1,916	1,897
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.000% 03/20/2063	4.842%	305,337	304,008
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584% Floor 0.470%, Cap 11.000% 06/20/2063	4.912%	118,763	118,710
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 11.000% 07/20/2063	4.992%	19,254	19,271
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.190% 07/20/2063	4.942%	9,760	9,760
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2063	5.042%	119,514	119,695
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2065	5.042%	6,783	6,795
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764% Floor 0.650%, Cap 15.000% 06/20/2066	5.092%	210,634	211,112
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414% Floor 0.300%, Cap 11.000% 03/20/2068	4.742%	745,707	743,946
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 12/20/2068	4.892%	143,221	143,154
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 05/20/2069	4.842%	554,699	554,051
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 08/20/2070	4.842%	914,532	913,195
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	5.595%	2,579,088	2,585,173
CMO Series 2022-H01 Class FE
1-month Term SOFR + 0.614% Floor 0.500%, Cap 99.000% 01/20/2072	4.845%	6,780,092	6,757,106
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	4.795%	1,969,265	1,962,601
CMO Series 2022-H09 Class GF
30-day Average SOFR + 0.700% Floor 0.700% 04/20/2072	5.045%	1,972,014	1,972,336
CMO Series 2022-H22 Class FE
30-day Average SOFR + 1.040% Floor 1.040%, Cap 7.500% 09/20/2072	5.385%	1,692,652	1,694,659
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-97 Class FW
30-day Average SOFR + 1.150% Floor 1.150%, Cap 6.500% 06/20/2054	5.495%	4,216,347	4,225,704
Government National Mortgage Association(b),(e)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR + 4.886% Cap 5.000% 03/20/2040	0.545%	5,281,296	370,077
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 01/16/2041	1.476%	3,293,209	324,008
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 02/20/2041	2.145%	1,551,711	158,907
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR + 5.586% Cap 5.700% 10/20/2045	1.245%	2,302,332	237,965
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2047	1.745%	7,108,642	1,056,550
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2049	1.645%	9,704,058	1,239,627
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.645%	7,422,326	911,009
CMO Series 2019-30 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.595%	12,158,562	1,307,330
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.645%	6,241,338	618,623
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR + 5.486% Cap 5.600% 07/20/2049	1.145%	2,786,689	183,689
CMO Series 2020-112 Class SB
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	1.795%	3,280,015	467,864
CMO Series 2021-49 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.845%	17,103,568	2,525,843
CMO Series 2024-134 Class SN
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2054	1.605%	7,542,120	646,699
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.147%	1,399	1,401
CMO Series 2017-H04 Class DA
12/20/2066	4.432%	274	271
Series 2003-72 Class Z
11/16/2045	5.477%	142,434	142,092
Government National Mortgage Association(e)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	2,527,996	517,187
CMO Series 2016-88 Class PI
07/20/2046	4.000%	4,757,695	801,923
CMO Series 2016-89 Class HI
07/20/2046	3.500%	1,763,838	303,580
CMO Series 2017-101 Class AI
07/20/2047	4.000%	3,149,120	527,777
CMO Series 2017-52 Class AI
04/20/2047	6.000%	2,165,203	319,686
CMO Series 2017-68 Class TI
05/20/2047	5.500%	861,426	126,176
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,385,002	237,342
CMO Series 2019-110 Class PI
09/20/2049	3.500%	18,429,484	3,535,802
CMO Series 2019-99 Class AI
08/16/2049	4.000%	4,639,037	969,650
CMO Series 2020-129 Class GI
09/20/2050	3.000%	22,348,273	3,696,121
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-134 Class AI
09/20/2050	3.000%	8,187,870	1,384,097
CMO Series 2021-57 Class IA
12/20/2050	2.500%	2,713,837	385,159
CMO Series 2021-7 Class BI
01/20/2051	2.000%	35,797,351	4,257,014
CMO Series 2021-7 Class QI
01/20/2051	2.500%	6,926,262	1,014,075
CMO Series 2021-81 Class IM
05/20/2051	3.500%	3,134,929	606,027
CMO Series 2022-125 Class PI
07/20/2052	5.000%	8,258,914	1,461,234
CMO Series 2023-70 Class JI
06/20/2052	5.500%	2,155,382	373,770
CMO Series 2024-97 Class IO
02/20/2053	5.000%	30,732,938	7,106,512
Government National Mortgage Association(d),(e)
CMO Series 2014-150 Class IO
07/16/2056	0.423%	8,429,851	173,593
CMO Series 2014-H05 Class AI
02/20/2064	1.555%	1,363,802	42,892
CMO Series 2014-H14 Class BI
06/20/2064	1.673%	2,401,215	59,920
CMO Series 2014-H15 Class HI
05/20/2064	1.439%	975,062	46,619
CMO Series 2014-H20 Class HI
10/20/2064	1.373%	157,929	10,371
CMO Series 2015-163 Class IO
12/16/2057	0.730%	1,506,753	54,201
CMO Series 2015-189 Class IG
01/16/2057	0.599%	5,768,801	154,279
CMO Series 2015-30 Class IO
07/16/2056	0.739%	1,992,059	79,613
CMO Series 2015-32 Class IO
09/16/2049	0.569%	3,343,902	70,033
CMO Series 2015-73 Class IO
11/16/2055	0.404%	1,101,544	12,834
CMO Series 2015-9 Class IO
02/16/2049	0.505%	6,069,686	107,223
CMO Series 2015-H22 Class BI
09/20/2065	1.810%	768,442	32,476
CMO Series 2016-72 Class IO
12/16/2055	0.712%	4,033,064	113,035
CMO Series 2020-171 Class IO
10/16/2060	0.957%	5,762,446	398,862
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-32 Class IA
03/16/2047	4.048%	7,398,783	1,285,764
CMO Series 2021-33 Class IO
10/16/2062	0.843%	7,519,804	481,113
CMO Series 2021-40 Class IO
02/16/2063	0.822%	6,543,127	401,678
CMO Series 2021-H03 Class IO
04/20/2070	0.000%	7,226,085	47,932
CMO Series 2021-H08 Class IA
01/20/2068	0.008%	979,701	7,237
Government National Mortgage Association TBA(c)
09/23/2054	5.000%	54,440,000	53,887,004
09/22/2055	2.500%	54,675,000	46,600,849
09/22/2055- 10/20/2055	3.500%	46,575,000	42,349,224
09/22/2055	4.000%	45,825,000	42,743,096
09/22/2055	4.500%	39,800,000	38,326,499
09/22/2055- 10/20/2055	5.500%	67,400,000	67,882,052
09/22/2055	6.000%	6,675,000	6,807,348
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,558,132	3,379,113
Uniform Mortgage-Backed Security TBA(c)
09/14/2053- 10/14/2055	2.500%	48,825,000	40,531,133
10/12/2053- 09/15/2055	5.500%	42,250,000	42,472,302
09/15/2055- 10/14/2055	2.000%	71,250,000	56,572,578
09/15/2055	3.000%	26,550,000	22,997,811
09/15/2055	3.500%	59,200,000	53,474,325
09/15/2055	4.000%	93,600,000	87,333,365
09/15/2055- 10/14/2055	4.500%	53,950,000	51,877,870
09/15/2055- 10/14/2055	5.000%	32,325,000	31,862,853
09/15/2055	6.000%	9,196,000	9,394,299
Total Residential Mortgage-Backed Securities - Agency (Cost $3,791,851,388)			3,693,786,546

Residential Mortgage-Backed Securities - Non-Agency 5.1%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594% Floor 0.480% 04/25/2036	4.917%	6,241,070	5,737,996
Ajax Mortgage Loan Trust(a),(n)
CMO Series 2019-F Class A1
07/25/2059	2.860%	2,643,540	2,575,204
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(n)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	13,755,337	13,738,950
Arroyo Mortgage Trust(a)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	812,133
ATLX Trust(a),(n)
CMO Series 2024-RPL1 Class A1
04/25/2064	3.850%	3,751,956	3,638,576
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	182,576	155,068
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	261,310	237,964
Banc of America Funding Trust(t)
CMO Series 2006-D Class 3A1
05/20/2036	4.907%	521,548	465,174
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534% Floor 0.420% 05/20/2047	4.875%	1,126,676	1,038,549
Bayview MSR Opportunity Master Fund Trust(a),(d)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.481%	912,991	791,926
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.395%	1,380,861	1,148,860
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264% Floor 0.150%, Cap 12.500% 08/25/2036	4.737%	857,101	827,470
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354% Floor 0.240%, Cap 12.500% 08/25/2036	4.917%	9,300,000	7,689,349
Chase Home Lending Mortgage Trust(a),(d)
CMO Series 2024-6 Class A9A
05/25/2055	6.000%	1,293,309	1,304,221
CMO Series 2024-8 Class B3
08/25/2055	7.083%	1,482,193	1,543,717
CMO Series 2024-RPL2 Class A1A
08/25/2064	3.250%	1,140,887	1,029,416
Chase Mortgage Finance Corp.(a),(d)
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	146,986	135,854
CIM Group(a),(d)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	4,387,979	3,984,322
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(d)
CMO Series 2019-J2 Class B1
10/25/2049	3.764%	760,344	691,812
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,025,816
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	2,960,188	2,712,746
CMO Series 2021-R3 Class A1
06/25/2057	1.951%	3,611,825	3,300,040
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	5,065,430	4,662,704
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	3,987,023	3,991,604
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	9,836,661	9,667,971
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	8,467,970	8,066,673
CMO Series 2024-R1 Class A1
06/25/2064	4.750%	2,485,019	2,471,222
CIM Trust(a),(n)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	10,353,353	10,258,872
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	167,829	172,622
Citigroup Mortgage Loan Trust(a),(d)
CMO Series 2025-INV1 Class A20
01/25/2055	6.000%	1,378,174	1,389,371
CMO Series 2025-RP1 Class A1
01/25/2064	4.199%	10,816,659	10,129,967
CMO Series 2025-RP1 Class A2
01/25/2064	4.031%	490,540	358,287
CMO Series 2025-RP1 Class B1
01/25/2064	4.031%	196,216	113,658
CMO Series 2025-RP1 Class B2
01/25/2064	4.031%	124,284	63,154
CMO Series 2025-RP1 Class B3
01/25/2064	4.031%	156,973	65,181
CMO Series 2025-RP1 Class B4
01/25/2064	4.031%	149,219	47,191
CMO Series 2025-RP1 Class M1
01/25/2064	4.031%	418,608	294,263
CMO Series 2025-RP1 Class M2
01/25/2064	4.031%	261,594	168,302
CMO Series 2025-RP1 Class X
01/25/2064	0.000%	12,704,877	1,270
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust(a),(d),(g)
CMO Series 2025-RP1 Class SA
01/25/2064	0.000%	22,869	20,242
Citigroup Mortgage Loan Trust, Inc.(a),(d)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.768%	439,615	370,524
Connecticut Avenue Securities(a),(b)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR + 3.250% 09/25/2043	7.598%	3,400,000	3,538,783
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR + 3.764% 02/25/2040	8.113%	1,500,000	1,554,481
CMO Series 2020-SBT1 Class 2M2
30-day Average SOFR + 3.764% 02/25/2040	8.113%	3,500,000	3,626,610
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	8.998%	2,700,000	2,862,474
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	8.098%	3,750,000	3,954,445
CMO Series 2024-R02 Class 1M2
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2044	6.148%	1,500,000	1,515,743
CMO Series 2024-R04 Class 1B1
30-day Average SOFR + 2.200% 05/25/2044	6.548%	3,400,000	3,449,284
CMO Series 2024-R04 Class 1M1
30-day Average SOFR + 1.100% 05/25/2044	5.448%	2,994,181	2,995,921
Subordinated CMO Series 2019-R05 Class 1B1
30-day Average SOFR + 4.214% 07/25/2039	8.563%	1,191,258	1,221,200
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR + 3.114% 01/25/2040	7.463%	5,250,000	5,357,654
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	8.848%	1,000,000	1,041,817
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	9.598%	750,000	794,365
Subordinated CMO Series 2024-R03 Class 2B1
30-day Average SOFR + 2.800% 03/25/2044	7.148%	1,000,000	1,031,710
COOPR Residential Mortgage Trust(a),(n)
CMO Series 2025-CES2 Class A1A
06/25/2060	5.502%	6,671,068	6,714,716
Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2007-HY5 Class 1A1
09/25/2047	4.973%	278,545	218,573
Credit Suisse Mortgage Capital Trust(a),(d)
CMO Series 2021-RP11 Class PT
10/25/2061	3.734%	6,649,348	5,458,223
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.547%	5,023,164	5,016,167
CMO Series 2022-ATH3 Class A3
08/25/2067	6.392%	963,804	960,507
Credit-Based Asset Servicing & Securitization LLC(n)
CMO Series 2007-CB1 Class AF3
01/25/2037	3.171%	3,186,673	875,675
Cross Mortgage Trust(a),(d)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	5,280,762	5,317,534
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,987,404	3,852,369
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	6,078,505	5,256,134
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	10,607,754	9,750,141
CMO Series 2022-RPL4 Class A1
04/25/2062	3.905%	2,129,050	2,043,022
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	274,889	212,794
CSMCM Trust Certificates(a),(d)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,155,780	1,055,168
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,503,241
Deephaven Residential Mortgage Trust(a),(n)
CMO Series 2024-1 Class A1
07/25/2069	5.735%	11,111,792	11,179,707
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,855,000	1,853,625
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694% Floor 0.580%, Cap 11.000% 10/19/2045	5.048%	978,586	897,186
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314% Floor 0.200% 10/19/2036	4.668%	1,619,575	1,071,206
Ellington Financial Mortgage Trust(a),(n)
CMO Series 2025-INV3 Class A1
07/25/2070	5.444%	3,975,428	4,004,329
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324% Floor 0.210%, Cap 5.350% 12/25/2037	4.857%	1,028,104	939,744
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214% Floor 0.100% 03/25/2037	4.637%	2,970,909	1,393,586
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2007-AR1 Class 1A1
05/25/2037	5.186%	197,239	78,059
Flagstar Mortgage Trust(a),(d)
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.000%	810,105	736,804
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.000%	866,422	789,556
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.967%	1,183,083	969,127
Freddie Mac Seasoned Credit Risk Transfer Trust(d)
CMO Series 2018-3 Class MA
08/25/2057	3.500%	4,776,976	4,640,501
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2022-DNA2 Class M2
30-day Average SOFR + 3.750% 02/25/2042	8.098%	4,500,000	4,670,145
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.998%	1,500,000	1,504,185
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.998%	469,600	471,189
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	5.848%	10,299,891	10,336,003
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	6.448%	2,410,000	2,431,626
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	6.698%	3,000,000	3,039,754
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	6.848%	4,875,000	4,963,850
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.248%	4,140,000	4,262,013
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	9.698%	1,500,000	1,610,580
CMO Series 2024-HQA2 Class M2
30-day Average SOFR + 1.800% 08/25/2044	6.148%	3,500,000	3,524,189
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	7.748%	2,000,000	2,048,351
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	6.148%	960,000	968,028
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	7.698%	620,000	632,476
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	10.098%	6,000,000	6,544,663
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.348%	1,805,000	1,994,870
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	7.998%	710,000	730,227
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.098%	2,000,000	2,092,742
Galton Funding Mortgage Trust(a),(d)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,475,898	1,422,725
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	411,024	400,268
Subordinated CMO Series 2019-1 Class B2
02/25/2059	4.500%	831,044	807,740
GCAT Trust(a),(d)
CMO Series 2025-INV2 Class A1
05/25/2055	6.000%	13,241,940	13,424,017
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.250%	237,722	238,369
GS Mortgage Backed Securities Trust(a),(n)
CMO Series 2025-CES1 Class A1A
05/25/2055	5.568%	6,332,924	6,385,769
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	7,445	6,973
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2021-PJ10 Class A8
03/25/2052	2.500%	691,035	616,663
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	1,824,756	1,850,417
CMO Series 2025-NQM2 Class A1
06/25/2065	5.648%	4,615,861	4,660,502
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.375%	936,458	783,975
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(b)
CMO Series 2024-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 08/25/2054	5.905%	5,313,946	5,332,618
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.500% Floor 1.500% 01/25/2055	5.850%	3,547,534	3,557,597
GS Mortgage-Backed Securities Trust(a),(n)
CMO Series 2025-NQM3 Class A1
11/25/2065	5.137%	4,700,000	4,704,910
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984% Floor 0.870% 11/25/2034	5.307%	587,511	565,391
GSR Mortgage Loan Trust(d)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.302%	770,498	462,011
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.868%	4,938,543	3,771,112
HOMES Trust(a),(n)
CMO Series 2025-NQM1 Class A1
01/25/2070	5.554%	7,929,357	7,972,377
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 04/25/2047	4.997%	1,747,954	1,680,151
JPMorgan Mortgage Trust(a),(d)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	775,990	703,649
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	112,358	101,743
CMO Series 2019-1 Class A3
05/25/2049	4.000%	192,429	178,437
CMO Series 2019-2 Class A3
08/25/2049	4.000%	49,638	46,674
CMO Series 2019-5 Class A3
11/25/2049	4.000%	124,948	116,513
CMO Series 2019-8 Class A15
03/25/2050	3.500%	108,012	97,897
CMO Series 2019-HYB1 Class B1
10/25/2049	4.993%	868,152	878,798
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	100,963	92,286
CMO Series 2019-LTV3 Class B3
03/25/2050	4.335%	1,473,443	1,362,634
CMO Series 2020-1 Class A15
06/25/2050	3.500%	347,509	313,451
CMO Series 2020-2 Class A15
07/25/2050	3.500%	229,989	203,089
CMO Series 2020-5 Class A15
12/25/2050	3.000%	169,658	144,584
CMO Series 2020-5 Class B1
12/25/2050	3.574%	879,243	779,372
CMO Series 2024-1 Class A9
06/25/2054	6.000%	901,844	909,454
CMO Series 2024-9 Class A9A
02/25/2055	5.500%	1,469,712	1,466,497
CMO Series 2025-DSC2 Class A1
10/25/2065	5.195%	8,700,000	8,721,479
CMO Series 2025-NQM3 Class A1
11/25/2065	5.495%	4,958,430	4,993,990
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.446%	348,848	317,867
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.790%	1,016,940	940,948
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.778%	466,070	424,973
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.044%	993,696	915,213
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.044%	828,080	764,098
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.449%	1,918,122	1,805,678
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.261%	839,020	784,453
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.393%	1,717,113	1,530,889
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.606%	1,059,273	1,015,878
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.678%	815,836	783,162
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.678%	679,863	649,233
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.489%	1,731,277	1,522,987
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.148%	1,368,156	1,154,959
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.294%	972,951	975,824
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.230%	1,943,284	1,942,508
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864% 04/25/2046	5.217%	313,001	307,400
CMO Series 2023-HE2 Class A1
30-day Average SOFR + 1.700% 03/25/2054	6.002%	264,071	265,066
CMO Series 2023-HE3 Class A1
30-day Average SOFR + 1.600% 05/25/2054	5.902%	286,946	288,301
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.200% 10/25/2054	5.545%	551,435	551,887
JPMorgan Mortgage Trust(a)
CMO Series 2023-6 Class A2
12/26/2053	6.000%	910,367	923,383
JPMorgan Mortgage Trust(a),(n)
CMO Series 2025-VIS2 Class A1
01/25/2063	5.385%	5,853,254	5,902,263
JPMorgan Trust(a),(d)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.616%	306,514	288,293
Legacy Mortgage Asset Trust(a),(n)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	798,089	798,235
CMO Series 2025-PR1 Class A1
01/25/2061	6.000%	9,545,204	9,543,325
Lehman XS Trust(b)
CMO Series 2005-5N Class 3A1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2035	4.737%	71,369	71,132
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634% Floor 0.520% 02/25/2046	4.957%	936,302	837,538
LHOME Mortgage Trust(a),(n)
CMO Series 2024-RTL4 Class A1
07/25/2039	5.921%	2,000,000	2,008,629
CMO Series 2024-RTL5 Class A1
09/25/2039	5.323%	5,000,000	5,005,829
CMO Series 2025-RTL1 Class A1
01/25/2040	5.652%	5,100,000	5,139,345
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LHOME Mortgage Trust(a),(d)
CMO Series 2025-RTL2 Class A1
04/25/2040	5.612%	3,000,000	3,026,099
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.737%	3,031,063	2,132,806
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214% Floor 0.100% 12/25/2036	4.637%	27,782,450	9,395,952
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	265,171	268,309
Mello Mortgage Capital Acceptance Trust(a),(d)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.954%	1,832,202	1,492,235
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.794% Floor 0.680% 04/25/2037	5.117%	14,475,172	5,425,012
MFA Trust(a),(n)
CMO Series 2025-NQM2 Class A1
05/27/2070	5.675%	7,843,203	7,913,920
Morgan Stanley Residential Mortgage Loan Trust(a),(n)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	5,275,674	5,314,857
CMO Series 2025-NQM4 Class A1
06/25/2070	5.588%	3,318,261	3,345,105
Morgan Stanley Residential Mortgage Loan Trust(a),(d)
Subordinated CMO Series 2024-4 Class B3
09/25/2054	6.991%	1,480,758	1,523,745
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.500% 12/25/2035	4.957%	288,950	285,545
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864% Floor 0.750% 01/25/2048	5.187%	552,022	553,454
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	7,369,852	7,372,359
CMO Series 2025-NQM4 Class A1
07/25/2065	5.350%	3,961,460	3,992,303
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(n)
CMO Series 2024-NQM3 Class A1
11/25/2064	5.466%	9,287,212	9,373,658
NLT Trust(a),(n)
CMO Series 2025-INV1 Class A1
02/25/2070	5.506%	7,519,204	7,571,177
CMO Series 2025-INV1 Class A2
02/25/2070	0.996%	842,761	847,810
CMO Series 2025-INV1 Class A3
02/25/2070	5.860%	1,447,078	1,454,956
NLT Trust(a),(d),(e)
CMO Series 2025-INV1 Class AIOS
02/25/2070	0.399%	11,449,055	91,093
NLT Trust(a),(d)
CMO Series 2025-INV1 Class B1
02/25/2070	6.604%	443,000	438,752
CMO Series 2025-INV1 Class B2
02/25/2070	6.604%	348,000	333,198
CMO Series 2025-INV1 Class B3
02/25/2070	6.604%	218,000	197,178
CMO Series 2025-INV1 Class M1
02/25/2070	6.314%	631,000	637,769
NLT Trust(a),(d),(e),(l)
CMO Series 2025-INV1 Class XS
02/25/2070	0.901%	11,449,055	257,604
NYMT Loan Trust(a),(d)
CMO Series 2024-CP1 Class A1
02/25/2068	3.750%	2,573,594	2,426,448
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.348%	702,758	706,609
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	7.250%	1,440,231	1,453,075
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	7.700%	2,000,000	2,046,451
OBX Trust(a),(d)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	10,961	10,821
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	67,582	62,722
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(b)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2055	5.950%	5,998,948	6,027,651
OBX Trust(a),(n)
CMO Series 2025-NQM10 Class A1
05/25/2065	5.453%	3,348,663	3,372,183
CMO Series 2025-NQM11 Class A1
05/25/2065	5.418%	5,875,893	5,916,455
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	6,753,322	6,803,614
CMO Series 2025-NQM15 Class A1
07/27/2065	5.143%	4,000,000	4,009,498
CMO Series 2025-NQM4 Class A1
02/25/2055	5.400%	4,558,317	4,582,033
CMO Series 2025-NQM8 Class A1
03/25/2065	5.472%	8,451,432	8,513,373
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864% Floor 0.750% 11/25/2035	5.187%	10,889,486	10,729,247
PMT Issuer Trust(a),(b)
CMO Series 2024-FT1 Class A
1-month Term SOFR + 2.750% Floor 2.750% 12/25/2027	7.073%	10,000,000	10,074,353
PRET LLC(a),(n)
CMO Series 2025-NPL6 Class A1
06/25/2055	5.744%	4,887,889	4,896,207
PRET Trust(a),(d)
CMO Series 2024-RPL2 Class A1
06/25/2064	4.075%	3,416,949	3,281,885
Pretium Mortgage Credit Partners LLC(a),(n)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	3,686,594	3,683,972
Provident Funding Mortgage Trust(a),(d)
CMO Series 2025-2 Class A13
06/25/2055	6.000%	1,465,582	1,479,208
CMO Series 2025-3 Class A13
08/25/2055	6.000%	1,500,000	1,513,594
PRPM LLC(a),(n)
CMO Series 2024-RPL2 Class A1
05/25/2054	3.500%	1,047,456	1,018,585
CMO Series 2025-RPL1 Class A1
03/25/2055	4.000%	3,962,248	3,885,177
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-RPL1 Class A2
03/25/2055	4.000%	758,000	705,950
CMO Series 2025-RPL1 Class A3
03/25/2055	4.000%	447,000	410,991
CMO Series 2025-RPL1 Class M1A
03/25/2055	4.000%	436,000	404,966
CMO Series 2025-RPL1 Class M1B
03/25/2055	4.000%	154,000	139,639
PRPM LLC(a)
CMO Series 2025-RCF1 Class A1
02/25/2055	4.500%	3,362,613	3,327,021
PRPM Trust(a),(n)
CMO Series 2024-NQM2 Class A2
06/25/2069	6.631%	7,549,263	7,660,154
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	12,104,579	12,190,691
CMO Series 2025-NQM1 Class A1
11/25/2069	5.802%	6,170,249	6,233,396
CMO Series 2025-NQM2 Class A1
04/25/2070	5.688%	6,943,616	7,010,974
RALI Trust(d),(e)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.494%	14,897,768	256,890
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.153%	17,126,868	106,565
RCKT Mortgage Trust(a),(n)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	9,504,490	9,578,515
RCKT Mortgage Trust(a),(d)
CMO Series 2025-CES8 Class A1A
08/25/2055	5.148%	5,700,000	5,719,019
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.897%	3,261,072	2,938,437
RFMSI Trust(d)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.821%	481,970	251,845
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.486%	103,833	87,481
Santander Mortgage Asset Receivable Trust(a),(n)
CMO Series 2025-NQM3 Class A1
05/25/2065	5.599%	5,419,175	5,456,967
Seasoned Credit Risk Transfer Trust(n)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%	15,112,540	13,413,818
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	1,920,144	1,857,498
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	926,953	803,787
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	314,650	271,990
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	214,874	183,667
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	853,251	738,464
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	152,992	132,517
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	63,396	55,117
Sequoia Mortgage Trust(a),(d)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	115,987	103,511
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	381	380
CMO Series 2021-5 Class A19
07/25/2051	2.500%	585,944	477,172
CMO Series 2024-3 Class A19
04/25/2054	6.000%	2,665,436	2,687,926
CMO Series 2024-4 Class A19
05/25/2054	6.000%	1,053,221	1,062,108
CMO Series 2024-8 Class A20
09/25/2054	5.500%	709,361	707,809
CMO Series 2025-2 Class A19
03/25/2055	6.000%	1,334,994	1,346,258
CMO Series 2025-2 Class A5
03/25/2055	5.500%	6,741,292	6,779,591
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.165%	983,235	941,040
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.260%	1,526,083	1,475,455
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.304%	916,304	807,564
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.132%	1,349,320	1,349,138
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,774,428	3,346,067
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-20 Class 1A2
01/25/2035	4.857%	238,677	229,014
CMO Series 2006-5 Class 1A1
06/25/2036	5.088%	516,418	475,340
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(n)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	4,481,064	4,514,131
Towd Point Mortgage Trust(a),(n)
CMO Series 2024-CES6 Class A1
11/25/2064	5.725%	12,723,352	12,837,000
Verus Securitization Trust(a),(n)
CMO Series 2022-INV1 Class A3
08/25/2067	5.830%	1,403,111	1,402,185
CMO Series 2024-9 Class A3
11/25/2069	5.894%	7,376,218	7,404,567
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.414% Floor 0.300% 01/25/2037	4.737%	3,015,155	1,359,395
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR8 Class A
08/25/2033	5.421%	147,773	144,579
CMO Series 2004-AR4 Class A6
06/25/2034	5.418%	1,236,045	1,210,004
CMO Series 2004-AR7 Class A6
07/25/2034	5.147%	401,701	375,952
CMO Series 2007-HY1 Class 3A3
02/25/2037	4.109%	1,769,479	1,518,191
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.827%	334,191	280,151
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 08/25/2045	5.077%	410,802	406,898
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 12/25/2045	4.977%	1,480,927	1,370,984
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734% Floor 0.620%, Cap 10.500% 01/25/2045	5.057%	314,849	313,264
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 07/25/2045	5.077%	343,051	331,848
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	5.093%	967,177	907,551
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	5.133%	286,062	266,880
Wells Fargo Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-1 Class A1
11/25/2048	3.921%	20,972	19,887
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.647%	937,613	845,945
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.363%	1,750,726	1,536,774
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $708,332,722)			694,177,716

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
HDI Aerospace Intermediate Holding III Corp.(b),(u)
Term Loan
3-month Term SOFR + 4.500% 02/11/2032	8.828%	408,975	408,975
TransDigm, Inc.(b),(u)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	7.046%	454,312	455,375
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.796%	513,605	513,929
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.853%	597,327	597,464
Total			1,975,743
Apartment REIT 0.0%
Invitation Homes Operating Partnership LP(b),(l),(u)
Term Loan
1-month Term SOFR + 0.850% 09/09/2028	5.307%	3,206,777	3,198,760
Automotive 0.1%
Tenneco, Inc.(b),(u)
Tranche A 1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 11/17/2028	9.054%	2,386,962	2,371,542
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 11/17/2028	9.304%	2,225,000	2,214,498
Total			4,586,040
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holding LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	8.046%	226,660	225,563
First Eagle Holdings, Inc.(b),(r),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 08/16/2032	1.750%	36,584	36,135
First Eagle Holdings, Inc.(b),(u)
Term Loan
3-month Term SOFR + 3.500% 08/16/2032	7.711%	214,279	211,645
Jane Street Group LLC(b),(u)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.199%	882,522	879,292
Total			1,352,635
Cable and Satellite 0.0%
Charter Communications Operating LLC(b),(u)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	6.541%	661,290	661,786
CSC Holdings LLC(b),(u)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	8.863%	1,888,841	1,881,456
Virgin Media Bristol LLC(b),(u)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.978%	767,834	761,983
Ziggo Financing Partnership(b),(u)
Term Loan
1-month Term SOFR + 2.500% 04/30/2028	6.978%	217,891	210,561
Total			3,515,786
Chemicals 0.0%
Chemours Co. (The)(b),(l),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 08/18/2028	7.316%	398,550	397,554
Construction Machinery 0.0%
Oregon Tool, Inc.(b),(u)
Tranche B2 2nd Lien Term Loan
3-month Term SOFR + 4.000% 10/15/2029	8.447%	597,128	468,746
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.666%	251,511	251,728
BCPE Empire Holdings, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/11/2030	7.566%	536,340	534,999
Cast & Crew LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.066%	177,827	161,922
Delivery Hero SE(b),(u)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	9.226%	720,599	726,458
Ingenovis Health, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 03/06/2028	8.710%	205,434	61,630
3-month Term SOFR + 4.250% Floor 0.500% 03/06/2028	8.549%	403,716	121,115
TripAdvisor, Inc.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/08/2031	7.066%	339,068	337,162
TruGreen LP(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.416%	695,334	675,781
Total			2,870,795
Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.351%	251,520	251,533
Diversified Manufacturing 0.0%
Cleanova US Holdings LLC(b),(u)
Term Loan
3-month Term SOFR + 4.750% 06/14/2032	9.074%	220,115	219,014
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pelican Products, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 4.250% 12/29/2028	8.807%	199,483	171,556
WEC US Holdings Ltd.(b),(u)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.604%	333,715	333,658
Total			724,228
Electric 0.0%
Alpha Generation LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.000% 09/30/2031	6.316%	746,085	744,533
Calpine Corp.(b),(u)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.066%	1,077,816	1,076,576
1-month Term SOFR + 1.750% 02/15/2032	6.066%	831,577	830,595
Cornerstone Generation LLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	7.476%	181,122	182,209
Edgewater Generation LLC(b),(u)
Term Loan
1-month Term SOFR + 3.000% 08/01/2030	7.316%	178,347	178,718
South Field Energy LLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	228,693	229,265
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	14,706	14,743
Vistra Operations Co. LLC(b),(u)
Term Loan
1-month Term SOFR + 1.750% 12/20/2030	6.066%	461,534	461,982
Total			3,718,621
Finance Companies 0.0%
Avolon Borrower 1 US LLC(b),(u)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	6.071%	1,805,723	1,805,434
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.1%
BCPE North Star US Holdco 2, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	8.430%	481,040	481,160
C&S Wholesale Grocers, Inc.(b),(r),(u)
Tranche B Term Loan
3-month Term SOFR + 0.500% 08/06/2030	4.755%	769,860	751,098
Celsius, Inc.(b),(u)
Term Loan
3-month Term SOFR + 3.250% 04/01/2032	7.541%	453,113	456,511
Naked Juice LLC(b),(u)
Term Loan
3-month Term SOFR + 5.500% Floor 1.000% 01/24/2029	9.796%	1,922,195	1,917,390
3-month Term SOFR + 3.250% 01/24/2029	7.646%	706,443	502,988
3-month Term SOFR + 1.000% 01/24/2030	5.396%	68,026	27,754
United Natural Foods, Inc.(b),(u)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	9.066%	442,272	444,116
Total			4,581,017
Gaming 0.0%
DraftKings, Inc.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/04/2032	6.101%	414,765	413,849
Flutter Entertainment PLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/04/2032	6.296%	508,418	506,511
Voyager Parent LLC(b),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 07/01/2032	9.041%	666,001	666,707
Total			1,587,067
Health Care 0.1%
ADMI Corp.(b),(r),(u)
Term Loan
1-month Term SOFR + 3.375% Floor 0.500% 12/23/2027	7.841%	331,467	298,874
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bausch & Lomb Corp. (b),(l),(u)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	8.316%	436,888	436,888
Cotiviti, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	7.104%	246,987	246,575
CPI Buyer LLC(b),(u)
Term Loan
3-month Term SOFR + 4.000% 05/27/2032	8.291%	325,530	318,749
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.675% Floor 0.500% 07/06/2029	7.971%	316,909	317,834
Heartland Dental LLC(b),(r),(u)
Term Loan
1-month Term SOFR + 3.750% 08/25/2032	8.108%	598,780	598,283
Iqvia, Inc.(b),(u)
Tranche B5 Term Loan
3-month Term SOFR + 1.750% 01/02/2031	6.046%	640,544	643,548
ModivCare, Inc.(b),(u)
Term Loan
3-month Term SOFR + 7.500% 01/12/2026	11.779%	715,229	318,277
3-month Term SOFR + 4.750% 07/01/2031	9.046%	1,523,679	666,609
ModivCare, Inc.(b),(r),(u)
Term Loan
1-month Term SOFR + 7.000% 02/22/2026		312,627	306,374
Star Parent, Inc.(b),(u)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.296%	146,696	145,780
Total			4,297,791
Healthcare REIT 0.1%
Healthpeak OP LLC(b),(l),(u)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	5.256%	1,111,953	1,098,054
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	5.256%	1,111,954	1,098,054
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	5.290%	2,244,162	2,188,058
Total			4,384,166
Home Construction 0.0%
Kelso Industries LLC(b),(l),(r),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 5.750% 12/30/2029	5.750%	66,500	66,500
Kelso Industries LLC(b),(u)
Term Loan
1-month Term SOFR + 5.750% 12/30/2029	10.066%	378,849	378,849
Total			445,349
Leisure 0.0%
EOC Borrower LLC(b),(u)
Tranche A Term Loan
1-month Term SOFR + 3.750% 03/24/2028	8.066%	650,000	650,000
Showtime Acquisition LLC(b),(u)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	8.945%	590,301	586,612
UFC Holdings LLC(b),(u)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.465%	272,613	273,254
Total			1,509,866
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b),(u)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	6.081%	2,082,792	2,085,312
Media and Entertainment 0.0%
ABG Intermediate Holdings 2 LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 2.250% 12/21/2028	6.566%	115,679	115,088
Diamond Sports Net LLC(u)
1st Lien Term Loan
01/02/2028	12.000%	373,307	324,778
Magnite, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.000% 02/06/2031	7.316%	500,084	500,084
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MH Sub I LLC/Micro Holding Corp.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.566%	213,735	197,825
1-month Term SOFR + 4.250% 12/31/2031	8.566%	610,895	526,897
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.566%	162,270	150,190
Plano Holdco, Inc.(b),(u)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.796%	129,675	126,109
Red Ventures LLC/New Imagitas, Inc.(b),(u)
Tranche B5 1st Lien Term Loan
1-month Term SOFR + 2.750% 03/04/2030	7.066%	412,942	362,872
Research Now Group LLC(b),(u)
Term Loan
3-month Term SOFR + 5.000% 07/17/2028	9.456%	122,675	121,372
StubHub Holdco Sub LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.066%	198,160	191,224
X Corp.(b),(u)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 6.500% 10/26/2029	10.958%	565,099	551,983
Tranche B3 1st Lien Term Loan
6-month Term SOFR + 9.500% 10/26/2029	9.500%	221,156	217,246
Total			3,385,668
Oil Field Services 0.0%
Hunterstown Generation LLC(b),(u)
Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 11/06/2031	7.796%	207,626	207,929
Other Financial Institutions 0.0%
Neon Maple Purchaser, Inc.(b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 11/17/2031	7.066%	249,375	249,340
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Opal Bidco SAS(b),(u)
Tranche B2 Term Loan
6-month Term SOFR + 3.250% 04/28/2032	7.435%	682,716	686,130
Total			935,470
Other Industry 0.0%
Artera Services LLC(b),(u)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.796%	365,201	307,887
Potomac Energy Center LLC(b),(u)
Term Loan
3-month Term SOFR + 3.000% 08/05/2032	7.321%	222,498	222,082
Ryan LLC(b),(u)
Term Loan
1-month Term SOFR + 3.500% 11/14/2030	7.816%	225,451	226,062
Technimark Holdings LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/14/2031	7.591%	599,393	593,776
Total			1,349,807
Paper 0.0%
Mativ Holdings, Inc.(b),(l),(u)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	6.916%	162,661	161,441
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.(b),(u)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	6.204%	1,097,573	1,096,201
Grifols Worldwide Operations Ltd.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.000% 11/15/2027	6.416%	612,116	610,714
Jazz Pharmaceuticals, Inc.(b),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	6.566%	403,672	404,512
Total			2,111,427
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
AmWINS Group, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.250% 01/30/2032	6.566%	410,162	409,838
Restaurants 0.0%
1011778 BC ULC(b),(u)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	6.066%	425,868	424,007
Dave & Buster’s, Inc.(b),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	463,556	441,018
KFC Holding Co./Yum! Brands(b),(u)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.224%	357,907	359,138
Total			1,224,163
Retailers 0.0%
Great Outdoors Group LLC(b),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.566%	387,725	388,500
Michaels Co., Inc. (The)(b),(u)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 04/15/2028	8.807%	1,920,000	1,601,895
Total			1,990,395
Technology 0.0%
Barracuda Parent LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.808%	223,636	175,910
Boost Newco Borrower LLC(b),(u)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.296%	535,188	535,321
Castle US Holding Corp.(b),(u)
Term Loan
3-month Term SOFR + 1.000% 04/29/2030	9.205%	32,568	32,747
Tranche B1 Term Loan
3-month Term SOFR + 4.250% 05/31/2030	8.717%	237,694	108,745
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DTI Holdco, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% 04/26/2029	8.316%	285,769	271,361
EagleView Technology Corp.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 5.500% 08/14/2028	9.802%	876,872	859,063
Genesys Cloud Services Holdings I LLC(b),(u)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.816%	307,504	307,504
McAfee Corp.(b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.349%	112,670	107,178
Modena Buyer LLC(b),(u)
Term Loan
3-month Term SOFR + 4.500% 07/01/2031	8.808%	133,484	131,196
Peraton Corp.(b),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.166%	601,188	516,439
Renaissance Holding Corp.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/05/2030	8.316%	731,687	630,165
Xerox Corp.(b),(u)
1st Lien Term Loan
6-month Term SOFR + 4.000% Floor 0.500% 11/19/2029	8.273%	579,076	539,409
Total			4,215,038
Wirelines 0.0%
Frontier Communications Holdings LLC(b),(u)
Term Loan
1-month Term SOFR + 2.500% 07/01/2031	6.866%	203,397	203,057
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	7.430%	624,062	602,219
1-month Term SOFR + 4.175% Floor 0.500% 03/09/2027	8.491%	297,344	290,943
Total			1,096,219
Total Senior Loans (Cost $62,498,427)			60,843,838

Treasury Bills 0.2%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.2%
U.S. Treasury Bills(s)
01/22/2026	3.900%	21,870,000	21,534,259
Total Treasury Bills (Cost $21,513,246)			21,534,259

U.S. Government & Agency Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(h)
STRIPS
01/15/2030	0.000%	5,920,000	4,997,334
Resolution Funding Corp.(h)
STRIPS
04/15/2030	0.000%	2,360,000	1,966,115
Total U.S. Government & Agency Obligations (Cost $7,064,837)			6,963,449

U.S. Treasury Obligations 15.5%

U.S. Treasury
07/31/2027	3.875%	13,455,000	13,511,763
04/15/2028	3.750%	25,858,900	25,957,891
08/15/2028	3.625%	65,940,000	66,027,577
06/30/2030	3.875%	22,035,000	22,219,199
07/31/2030	3.875%	172,265,000	173,678,111
11/30/2031	4.125%	60,000	60,905
04/30/2032	4.000%	209,500	210,744
05/15/2035	4.250%	66,685,000	66,914,230
08/15/2035	4.250%	124,282,000	124,534,448
08/15/2041	1.750%	40,675,000	26,928,121
11/15/2041	2.000%	34,415,000	23,590,407
05/15/2042	3.250%	52,060,000	42,803,081
11/15/2042	2.750%	32,165,000	24,299,652
11/15/2042	4.000%	7,830,000	7,091,044
05/15/2043	3.875%	19,435,000	17,230,342
08/15/2043	3.625%	4,995,000	4,259,018
08/15/2043	4.375%	29,925,000	28,293,152
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2043	4.750%	37,280,000	36,936,325
08/15/2044	4.125%	75,945,000	68,991,286
11/15/2044	3.000%	2,225,000	1,697,606
11/15/2044	4.625%	2,125,000	2,061,914
02/15/2045	4.750%	41,411,300	40,796,601
05/15/2045	5.000%	12,850,000	13,066,844
02/15/2049	3.000%	80,005,000	58,103,631
08/15/2049	2.250%	7,360,000	4,541,350
05/15/2050	1.250%	6,315,000	2,975,944
11/15/2050	1.625%	77,745,000	40,111,561
08/15/2053	4.125%	24,920,000	21,828,363
11/15/2053	4.750%	8,130,000	7,903,884
11/15/2054	4.500%	25,354,900	23,675,138
02/15/2055	4.625%	45,590,000	43,467,216
05/15/2055	4.750%	34,907,100	33,963,517
08/15/2055	4.750%	180,640,000	175,813,525
U.S. Treasury(c)
08/31/2027	3.625%	164,519,400	164,973,200
08/31/2030	3.625%	377,453,800	375,213,050
08/31/2032	4.000%	89,123,800	89,395,025
U.S. Treasury(r)
08/15/2045	4.750%	180,801,300	181,023,951
U.S. Treasury(h),(s)
STRIPS
02/15/2041	0.000%	8,725,000	4,061,095
05/15/2041	0.000%	7,485,000	3,429,128
08/15/2042	0.000%	23,610,000	10,015,935
05/15/2043	0.000%	17,045,000	6,905,627
11/15/2043	0.000%	8,059,000	3,170,546
U.S. Treasury(h)
STRIPS
08/15/2041	0.000%	6,400,000	2,890,702
11/15/2041	0.000%	4,710,000	2,094,386
05/15/2042	0.000%	5,400,000	2,325,879
11/15/2042	0.000%	970,000	405,164
02/15/2043	0.000%	895,000	368,024
08/15/2043	0.000%	2,110,000	842,834
02/15/2044	0.000%	980,000	380,252
05/15/2044	0.000%	1,165,000	445,537
08/15/2044	0.000%	1,255,000	473,821
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	0.000%	8,770,000	3,311,138
02/15/2045	0.000%	695,000	255,482
11/15/2045	0.000%	2,120,000	748,978
05/15/2046	0.000%	1,775,000	612,313
08/15/2048	0.000%	1,910,000	584,793
02/15/2049	0.000%	2,000,000	596,319
Total U.S. Treasury Obligations (Cost $2,181,719,931)			2,098,067,569

Warrants 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
DSG TopCo, Inc.(j),(l) 06/30/2026	101,455	42,611
Total Financials		42,611
Total Warrants (Cost $10)		42,611

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $680,042)	398,863

Money Market Funds 13.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(w),(x)	1,882,313,893	1,881,749,199
Total Money Market Funds (Cost $1,881,751,194)		1,881,749,199
Total Investments in Securities (Cost: $15,148,479,013)		14,915,692,158
Other Assets & Liabilities, Net		(1,358,324,555)
Net Assets		13,557,367,603
At August 31, 2025, securities and/or cash totaling $57,488,767 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
59 USD	50 EUR	Barclays	09/19/2025	—	—
270,361 GBP	366,602 USD	Citi	10/10/2025	1,062	—
910,093 AUD	598,049 USD	Goldman Sachs	10/10/2025	2,062	—
77,914,208 EUR	91,833,586 USD	Goldman Sachs	10/10/2025	463,854	—
1,508,607 EUR	1,762,459 USD	Goldman Sachs	10/10/2025	—	(6,680)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,771,267 GBP	5,017,992 USD	Goldman Sachs	10/10/2025	—	(80,908)
3,762,580 USD	3,224,846 EUR	Goldman Sachs	10/10/2025	19,186	—
7,323,818 USD	6,219,795 EUR	Goldman Sachs	10/10/2025	—	(29,885)
7,474,932 MXN	399,797 USD	Morgan Stanley	09/12/2025	—	(311)
14,949,865 MXN	798,072 USD	Standard Chartered	09/12/2025	—	(2,144)
514,318 USD	9,743,603 MXN	State Street	09/12/2025	7,224	—
Total				493,388	(119,928)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,743	12/2025	USD	199,137,750	750,048	—
U.S. Long Bond	73	12/2025	USD	8,340,250	23,384	—
U.S. Long Bond	1,725	12/2025	USD	197,081,250	—	(354,082)
U.S. Treasury 10-Year Note	1,792	12/2025	USD	201,600,000	1,169,314	—
U.S. Treasury 10-Year Note	2,088	12/2025	USD	234,900,000	544,606	—
U.S. Treasury 2-Year Note	4,469	12/2025	USD	931,961,068	1,093,230	—
U.S. Treasury 2-Year Note	592	12/2025	USD	123,455,125	110,621	—
U.S. Treasury 2-Year Note	59	12/2025	USD	12,303,805	—	(99)
U.S. Treasury 5-Year Note	2,979	12/2025	USD	326,107,406	1,136,242	—
U.S. Treasury 5-Year Note	2,573	12/2025	USD	281,663,094	794,323	—
U.S. Treasury Ultra 10-Year Note	1,765	12/2025	USD	201,927,031	889,171	—
U.S. Treasury Ultra 10-Year Note	293	12/2025	USD	33,521,031	150,545	—
U.S. Treasury Ultra Bond	340	12/2025	USD	39,631,250	—	(206,847)
U.S. Treasury Ultra Bond	1,717	12/2025	USD	200,137,813	—	(1,018,984)
Total					6,661,484	(1,580,012)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(190)	12/2025	EUR	(22,442,800)	—	(97,446)
Euro-Bund	(237)	12/2025	EUR	(30,461,610)	—	(141,888)
Euro-Buxl 30-Year	(35)	12/2025	EUR	(3,970,400)	—	(19,443)
Euro-Schatz	(58)	12/2025	EUR	(6,215,570)	—	(6,477)
Long Gilt	(9)	12/2025	GBP	(814,680)	712	—
U.S. Treasury 5-Year Note	(571)	12/2025	USD	(62,506,656)	—	(148,307)
U.S. Treasury Ultra 10-Year Note	(441)	12/2025	USD	(50,453,156)	—	(128,389)
Total					712	(541,950)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	172,000,000	172,000,000	4.05	01/30/2026	116,272	43,017
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	172,000,000	172,000,000	4.03	02/27/2026	94,600	61,473
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	172,000,000	172,000,000	4.00	03/31/2026	137,600	90,248
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	71,000,000	71,000,000	4.22	01/30/2026	80,940	45,951
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	71,000,000	71,000,000	4.22	02/27/2026	108,630	66,300
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	71,000,000	71,000,000	4.22	03/31/2026	142,000	91,874
Total							680,042	398,863

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 4.805%	Receives Annually, Pays Annually	JPMorgan	08/31/2025	USD	167,010,000	(411,151)	—	—	—	(411,151)
Fixed rate of 4.750%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/11/2026	USD	60,000,000	291,616	—	—	291,616	—
SOFR	Fixed rate of 4.663%	Receives Annually, Pays Annually	JPMorgan	05/17/2026	USD	164,695,000	(961,410)	—	—	—	(961,410)
Fixed rate of 4.497%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/13/2027	USD	74,475,000	1,276,177	—	—	1,276,177	—
SOFR	Fixed rate of 4.253%	Receives Annually, Pays Annually	JPMorgan	05/13/2029	USD	46,350,000	(1,512,034)	—	—	—	(1,512,034)
Fixed rate of 4.004%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2044	USD	37,895,000	(437,847)	—	—	—	(437,847)
Fixed rate of 3.805%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/16/2049	USD	25,535,000	(1,252,748)	—	—	—	(1,252,748)
SOFR	Fixed rate of 1.350%	Receives Annually, Pays Annually	JPMorgan	05/11/2054	USD	5,710,000	206,955	—	—	206,955	—
SOFR	Fixed rate of 3.136%	Receives Annually, Pays Annually	JPMorgan	12/14/2054	USD	33,500,000	756,512	—	—	756,512	—
SOFR	Fixed rate of 3.719%	Receives Annually, Pays Annually	JPMorgan	12/16/2054	USD	22,610,000	1,495,776	—	—	1,495,776	—
SOFR	Fixed rate of 3.825%	Receives Annually, Pays Annually	JPMorgan	12/20/2054	USD	28,885,000	1,393,135	—	—	1,393,135	—
Total							844,981	—	—	5,420,171	(4,575,190)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	USD	34,766,000	(412,471)	—	—	—	(412,471)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 44	JPMorgan	06/20/2030	1.000	Quarterly	0.509	USD	83,260,000	2,241	—	—	2,241	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.340%
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $4,028,620,918, which represents 29.72% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2025.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2025.

(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(h)	Zero coupon bond.
(i)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $905,047, which represents 0.01% of total net assets.

(j)	Non-income producing investment.
(k)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2025, the total market value of these securities amounted to $899,705, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Digicel Ltd.	01/29/2024	3,868	38,680	38,680
Digicel Ltd.	01/29/2024	59,381	34,843	861,025
			73,523	899,705

(l)	Valuation based on significant unobservable inputs.
(m)	Perpetual security with no specified maturity date.
(n)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2025.

(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	Represents a security in default.
(q)	Principal and interest may not be guaranteed by a governmental entity.
(r)	Represents a security purchased on a forward commitment basis.
(s)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(t)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(u)
The stated interest rate represents the weighted average interest rate at August 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(v)
At August 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
First Eagle Holdings, Inc. Delayed Draw Term Loan 08/16/2032 1.750%	36,584
Kelso Industries LLC Delayed Draw Term Loan 12/30/2029 5.750%	66,500

(w)	The rate shown is the seven-day current annualized yield at August 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Notes to Portfolio of Investments (continued)
(x)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	1,187,554,370	11,308,879,904	(10,614,638,786)	(46,289)	1,881,749,199	38,377	47,544,415	1,882,313,893
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
BIG	Bond Investors Guarantee
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	1,702,109,611	—	1,702,109,611
Commercial Mortgage-Backed Securities - Agency	—	48,361,218	—	48,361,218
Commercial Mortgage-Backed Securities - Non-Agency	—	971,991,616	—	971,991,616
Common Stocks
Communication Services	—	—	861,025	861,025
Energy	—	—	35	35
Financials	—	786,538	—	786,538
Total Common Stocks	—	786,538	861,060	1,647,598
Convertible Bonds	—	6,863,456	—	6,863,456
Convertible Preferred Stocks
Communication Services	—	—	38,680	38,680
Total Convertible Preferred Stocks	—	—	38,680	38,680
Corporate Bonds & Notes	—	3,498,747,985	8,184,642	3,506,932,627
Foreign Government Obligations	—	183,528,451	—	183,528,451
Inflation-Indexed Bonds	—	754,027	—	754,027
Municipal Bonds	—	35,900,824	—	35,900,824
Residential Mortgage-Backed Securities - Agency	—	3,693,786,546	—	3,693,786,546
Residential Mortgage-Backed Securities - Non-Agency	—	693,920,112	257,604	694,177,716
Senior Loans	—	52,198,529	8,645,309	60,843,838
Treasury Bills	—	21,534,259	—	21,534,259
U.S. Government & Agency Obligations	—	6,963,449	—	6,963,449
U.S. Treasury Obligations	—	2,098,067,569	—	2,098,067,569
Warrants
Financials	—	—	42,611	42,611
Total Warrants	—	—	42,611	42,611
Put Option Contracts Purchased	—	398,863	—	398,863
Money Market Funds	1,881,749,199	—	—	1,881,749,199
Total Investments in Securities	1,881,749,199	13,015,913,053	18,029,906	14,915,692,158
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	493,388	—	493,388
Futures Contracts	6,662,196	—	—	6,662,196
Swap Contracts	—	5,422,412	—	5,422,412
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(119,928)	—	(119,928)
Futures Contracts	(2,121,962)	—	—	(2,121,962)
Swap Contracts	—	(4,987,661)	—	(4,987,661)
Total	1,886,289,433	13,016,721,264	18,029,906	14,921,040,603
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Statement of Assets and Liabilities
August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $13,266,047,777)	$13,033,544,096
Affiliated issuers (cost $1,881,751,194)	1,881,749,199
Option contracts purchased (cost $680,042)	398,863
Foreign currency (cost $1,255,167)	1,255,904
Cash collateral held at broker for:
TBA	2,601,439
Margin deposits on:
Futures contracts	29,048,605
Swap contracts	1,900,000
Unrealized appreciation on forward foreign currency exchange contracts	493,388
Receivable for:
Investments sold	121,946,669
Investments sold on a delayed delivery basis	170,639,720
Capital shares sold	53,225,552
Dividends	4,430,650
Interest	89,140,579
Foreign tax reclaims	131,840
Variation margin for futures contracts	325,673
Variation margin for swap contracts	2,314,454
Prepaid expenses	57,703
Deferred compensation of board members	663,819
Total assets	15,393,868,153
Liabilities
Due to custodian	7,340,165
Unrealized depreciation on forward foreign currency exchange contracts	119,928
Cash collateral due to broker for:
TBA	1,945,821
Payable for:
Investments purchased	121,770,096
Investments purchased on a delayed delivery basis	1,640,932,452
Capital shares redeemed	9,805,348
Distributions to shareholders	48,046,594
Variation margin for futures contracts	4,516,189
Variation margin for swap contracts	386,094
Management services fees	161,220
Transfer agent fees	318,744
Compensation of board members	14,032
Other expenses	225,147
Deferred compensation of board members	918,720
Total liabilities	1,836,500,550
Net assets applicable to outstanding capital stock	$13,557,367,603
Represented by
Paid in capital	15,165,452,831
Total distributable earnings (loss)	(1,608,085,228)
Total - representing net assets applicable to outstanding capital stock	$13,557,367,603
Institutional Class
Net assets	$13,557,367,603
Shares outstanding	1,557,657,599
Net asset value per share	$8.70
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Statement of Operations
Year Ended August 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$628,785
Dividends — affiliated issuers	47,544,415
Interest	604,520,687
Interfund lending	45,485
Total income	652,739,372
Expenses:
Management services fees	57,639,253
Transfer agent fees
Institutional Class	4,603,508
Custodian fees	260,715
Printing and postage fees	253,525
Registration fees	396,073
Accounting services fees	57,850
Legal fees	218,815
Interest on collateral	124,964
Compensation of chief compliance officer	2,313
Compensation of board members	150,329
Deferred compensation of board members	55,391
Other	185,243
Total expenses	63,947,979
Net investment income	588,791,393
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(113,502,682)
Investments — affiliated issuers	38,377
Foreign currency translations	(55,672)
Forward foreign currency exchange contracts	(6,100,066)
Futures contracts	(82,705,386)
Swap contracts	4,965,214
Net realized loss	(197,360,215)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	31,393,583
Investments — affiliated issuers	(46,289)
Foreign currency translations	36,965
Forward foreign currency exchange contracts	373,460
Futures contracts	13,635,615
Option contracts purchased	(281,179)
Swap contracts	594,769
Net change in unrealized appreciation (depreciation)	45,706,924
Net realized and unrealized loss	(151,653,291)
Net increase in net assets resulting from operations	$437,138,102
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Statement of Changes in Net Assets

	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations
Net investment income	$588,791,393	$556,689,942
Net realized loss	(197,360,215)	(76,617,121)
Net change in unrealized appreciation (depreciation)	45,706,924	544,360,794
Net increase in net assets resulting from operations	437,138,102	1,024,433,615
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(593,351,100)	(567,237,371)
Institutional 3 Class	—	(244)
Total distributions to shareholders	(593,351,100)	(567,237,615)
Increase in net assets from capital stock activity	364,549,694	1,573,353,141
Total increase in net assets	208,336,696	2,030,549,141
Net assets at beginning of year	13,349,030,907	11,318,481,766
Net assets at end of year	$13,557,367,603	$13,349,030,907

	Year Ended		Year Ended
	August 31, 2025		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	389,108,383	3,353,783,407	398,556,262	3,382,375,411
Distributions reinvested	68,556,157	593,351,100	66,554,580	567,237,371
Shares redeemed	(416,420,878)	(3,582,584,813)	(277,872,227)	(2,376,251,422)
Net increase	41,243,662	364,549,694	187,238,615	1,573,361,360
Institutional 3 Class
Shares redeemed	—	—	(978)	(8,219)
Net decrease	—	—	(978)	(8,219)

Total net increase	41,243,662	364,549,694	187,237,637	1,573,353,141
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended August 31,
	2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$8.80	$8.52	$8.94	$10.46	$10.76
Income (loss) from investment operations:
Net investment income	0.38	0.38	0.34	0.21	0.19
Net realized and unrealized gain (loss)	(0.09)	0.29	(0.42)	(1.49)	(0.05)
Total from investment operations	0.29	0.67	(0.08)	(1.28)	0.14
Distributions to shareholders
Distributions from net investment income	(0.39)	(0.39)	(0.34)	(0.20)	(0.20)
Distributions from net realized gains	—	—	—	(0.04)	(0.24)
Total distributions to shareholders	(0.39)	(0.39)	(0.34)	(0.24)	(0.44)
Net asset value, end of period	$8.70	$8.80	$8.52	$8.94	$10.46
Total return	3.36%	8.13%	(0.87%)	(12.40%)	1.36%
Ratios to average net assets
Total gross expenses(a)	0.48%(b)	0.49%(b),(c)	0.50%(b)	0.50%(b)	0.50%(b)
Total net expenses(a),(d)	0.48%(b)	0.49%(b),(c)	0.49%(b)	0.49%(b)	0.49%(b)
Net investment income	4.45%	4.51%	3.90%	2.15%	1.86%
Supplemental data
Net assets, end of period (in thousands)	$13,557,368	$13,349,031	$11,318,473	$10,648,886	$10,863,358
Portfolio turnover	225%	236%	290%	284%	232%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interest on collateral expense which is less than 0.01%.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements
August 31, 2025
Note 1. Organization
Multi-Manager Total Return Bond Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the

Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to hedge against market volatility. These instruments may be used for other purposes in future periods. Upon
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Notes to Financial Statements (continued)
August 31, 2025
entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to hedge certain Fund investment exposures and to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

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Notes to Financial Statements (continued)
August 31, 2025
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer, to reduce overall credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an
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Notes to Financial Statements (continued)
August 31, 2025
agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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Notes to Financial Statements (continued)
August 31, 2025
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,241 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	493,388
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	6,662,196 *
Interest rate risk	Investments, at value — Option contracts purchased	398,863
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	5,420,171 *
Total		12,976,859

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	412,471 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	119,928
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,121,962 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	4,575,190 *
Total		7,229,551

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	1,248,756	1,248,756
Foreign exchange risk	(6,100,066)	—	—	(6,100,066)
Interest rate risk	—	(82,705,386)	3,716,458	(78,988,928)
Total	(6,100,066)	(82,705,386)	4,965,214	(83,840,238)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(1,491,212)	(1,491,212)
Foreign exchange risk	373,460	—	—	—	373,460
Interest rate risk	—	13,635,615	(281,179)	2,085,981	15,440,417
Total	373,460	13,635,615	(281,179)	594,769	14,322,665
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Notes to Financial Statements (continued)
August 31, 2025
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	3,194,273,628
Futures contracts — short	233,074,298
Credit default swap contracts — buy protection	73,819,440
Credit default swap contracts — sell protection	68,809,868

Derivative instrument	Average value ($)
Option contracts purchased	13,760

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	409,015	(1,451,596)
Interest rate swap contracts	3,794,562	(3,617,744)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

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Notes to Financial Statements (continued)
August 31, 2025
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
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Notes to Financial Statements (continued)
August 31, 2025
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2025:
	Citi	Goldman Sachs	JPMorgan (a)	JPMorgan (a)	Morgan Stanley (a)	Morgan Stanley (a)	Standard Chartered	State Street	Total
Assets
Centrally cleared credit default swap contracts (b)	$-	-	-	1,800,900		52,270	-	-	1,853,170
Centrally cleared interest rate swap contracts (b)	-	-	-	461,284	-	-	-	-	461,284
Forward foreign currency exchange contracts	1,062	485,102	-	-	-	-	-	7,224	493,388
Put option contracts purchased	-	-	398,863	-	-	-	-	-	398,863
Total assets	1,062	485,102	398,863	2,262,184	-	52,270	-	7,224	3,206,705
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	386,094	-	-	-	-	386,094
Forward foreign currency exchange contracts	-	117,473	-	-	311	-	2,144	-	119,928
Total liabilities	-	117,473	-	386,094	311	-	2,144	-	506,022
Total financial and derivative net assets	1,062	367,629	398,863	1,876,090	(311)	52,270	(2,144)	7,224	2,700,683
Total collateral received (pledged) (c)	-	-	-	-	-	-	-	-	-
Net amount (d)	$1,062	367,629	398,863	1,876,090	(311)	52,270	(2,144)	7,224	2,700,683

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a

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Notes to Financial Statements (continued)
August 31, 2025
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2025 was 0.44% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Loomis, Sayles & Company, L.P., PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income), TCW Investment Management Company LLC and Voya Investment Management Co. LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2025, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.03
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2025 (%)
Institutional Class	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, swap investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, non-deductible expenses and distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
1,296,022	(1,296,021)	(1)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2025			Year Ended August 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
593,351,100	—	593,351,100	567,237,615	—	567,237,615
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
47,949,070	—	(1,355,863,595)	(251,255,188)
At August 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
15,172,295,791	143,117,853	(394,373,041)	(251,255,188)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(634,403,818)	(721,459,777)	(1,355,863,595)	—

Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $29,269,131,193 and $29,385,848,470, respectively, for the year ended August 31, 2025, of which $24,020,944,587 and $24,052,261,560, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	20,556,250	4.96	16
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager Total Return Bond Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager Total Return Bond Strategies Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, issuers of privately offered securities, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 24, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Multi-Manager Total Return Bond Strategies Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Section 163(j) Interest Dividends
99.97%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Multi-Manager Total Return Bond Strategies Fund  | 2025

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Total Return Bond Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Loomis, Sayles & Company, L.P., PGIM, Inc., TCW Investment Management Company LLC and Voya Investment Management Co. LLC (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

Multi-Manager Total Return Bond Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate  a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was  slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Multi-Manager Total Return Bond Strategies Fund  | 2025

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Multi-Manager Total Return Bond Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN101_08_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025